UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1:	Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.6%)

Alabama (0.5%)
Alabama Public School & College Auth.	5.500%	8/1/2018 (4)	18,195	19,002
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	5,785	5,955
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2008 (4)(ETM)	3,260	3,103
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2009 (4)(ETM)	3,000	2,746
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2010 (4)(ETM)	2,130	2,167
Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/2015	1,005	1,042

				34,015

Alaska (0.4%)
1 Alaska Housing Finance Corp. TOB VRDO	3.680%	8/7/2007 (1)	7,965	7,965
1 Anchorage AK GO TOB VRDO	3.680%	8/7/2007 (1)	5,000	5,000
North Slope Borough AK GO	0.000%	6/30/2008 (1)	17,100	16,516

				29,481

Arizona (1.6%)
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/2010	4,055	4,152
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/2011	2,000	2,063
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/2012	2,000	2,074
Arizona School Fac. Board Rev. COP	5.000%	9/1/2008 (4)	9,960	10,093
Maricopa County AZ Pollution Control Corp. PCR (Public Service Co. of New Mexico) PUT	4.000%	7/1/2009	9,500	9,470
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/2009 (2)	4,350	4,492
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/2009 (2)(ETM)	650	671
Maricopa County AZ USD	5.000%	7/1/2010 (4)	7,230	7,477
Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/2010 (1)(Prere.)	7,000	7,401
Mesa AZ Util. System Rev.	5.000%	7/1/2008 (1)	3,180	3,217
Mesa AZ Util. System Rev.	5.000%	7/1/2008 (1)(ETM)	3,320	3,358
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/2008 (10)	2,000	2,017
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/2010 (10)	5,090	5,246
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/2010 (1)	5,600	5,792
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/2010 (1)	5,000	5,167
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/2012 (1)	5,000	5,255
Phoenix AZ GO	5.000%	7/1/2016	10,000	10,665
1 Phoenix AZ GO TOB VRDO	3.680%	8/7/2007	6,840	6,840
Scottsdale AZ Refunding	5.000%	7/1/2013	5,000	5,312
Univ. of Arizona Board of Regents	5.900%	6/1/2008 (4)	4,095	4,169

				104,931

California (7.1%)
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	2.500%	8/1/2007 LOC	5,000	5,000
California GO	5.250%	11/1/2008	10,000	10,189
California GO	5.000%	3/1/2009	22,400	22,847
California GO	5.000%	6/1/2009	25,000	25,574
California GO	5.000%	6/1/2009	14,095	14,419
California GO	5.000%	5/1/2013	21,000	22,167
California GO	5.000%	9/1/2013	32,125	33,998
California GO	5.000%	8/1/2016	8,500	9,083
1 California GO TOB VRDO	3.710%	8/7/2007	19,640	19,640
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/2009	2,500	2,548
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/2010	3,220	3,307
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2010	2,000	2,063
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2012	3,000	3,126
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/2015 (3)	10,000	10,709
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2011	3,770	3,932
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2012	2,500	2,630
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2013	7,500	7,938
California State Dept. of Water Resources Power Supply Rev.	5.250%	5/1/2009 (1)	10,000	10,273
California State Econ. Recovery Bonds	5.000%	7/1/2009	18,000	18,442
California State Econ. Recovery Bonds	5.250%	1/1/2011	12,640	13,251
California State Econ. Recovery Bonds PUT	5.000%	7/1/2008	12,925	13,082
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/2013 (10)	5,000	5,005
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2008	1,000	1,009
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2009	800	814
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2010	1,100	1,127
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	4,000	4,075
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	17,500	17,258
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/2010	19,600	19,533
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/2011	15,335	14,851
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/2012	10,000	9,820
Desert Sands CA School District	0.000%	6/1/2012 (2)	10,000	8,266
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2009 (ETM)	3,000	3,065
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2010 (ETM)	2,500	2,576
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2011	8,000	8,153
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2012	10,000	10,175
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2013	5,655	5,745
Golden State Tobacco Securitization Corp. California	6.750%	6/1/2013 (Prere.)	25,000	28,658
Golden State Tobacco Securitization Corp. California	7.900%	6/1/2013 (Prere.)	20,000	24,090
Kings River Conservation Dist. California COP	5.000%	5/1/2010	4,000	4,091
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/2011 (3)	5,000	5,184
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/2012 (3)	8,000	8,294
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2012 (1)	7,710	8,165
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	10,000	10,260
Orange County CA Public Financing Lease Rev.	5.000%	7/1/2012 (1)	3,165	3,338
San Jose CA Redev. Agency	5.250%	8/1/2008 (1)	3,180	3,230
Univ. of California Rev.	5.000%	5/15/2010 (1)	3,500	3,624
Univ. of California Rev.	5.000%	5/15/2011 (1)	2,500	2,615
Univ. of California Rev.	5.000%	5/15/2012 (1)	3,000	3,167

				470,406

Colorado (0.7%)
Colorado Dept. of Transp. Rev.	5.250%	6/15/2008	2,530	2,563
Colorado Springs CO Util. System Rev.	5.250%	11/15/2007	5,890	5,915
1 Denver CO City & County Airport Rev. TOB VRDO	3.670%	8/7/2007 (10)	14,395	14,395
Denver CO City & County GO	5.000%	8/1/2007	5,000	5,000
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2008	8,770	8,884
1 Denver Colorado City & County Water Commissioners Rev. TOB VRDO	3.680%	8/7/2007 (4)	6,675	6,675
1 Regional Transp. Dist. of Colorado CTFS Partner TOB VRDO	3.680%	8/7/2007 (2)	5,800	5,800

				49,232

Connecticut (0.3%)
Connecticut GO	5.250%	12/15/2007	7,370	7,412
Connecticut GO	5.000%	11/15/2008	10,000	10,164
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.630%	8/7/2007 (2)	5,600	5,600

				23,176

Delaware (0.1%)
Delaware GO	5.000%	8/1/2015	5,000	5,340

District of Columbia (1.4%)
District of Columbia GO	5.250%	6/1/2008 (1)	5,355	5,421
District of Columbia GO	5.500%	6/1/2008 (4)	3,530	3,581
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,220	1,238
District of Columbia GO	5.000%	6/1/2010 (4)	2,045	2,110
District of Columbia GO	5.500%	6/1/2010 (4)	10,000	10,449
District of Columbia GO	5.500%	6/1/2010 (2)	1,335	1,395
District of Columbia GO	5.750%	6/1/2010 (1)(ETM)	5,000	5,260
District of Columbia GO	5.000%	6/1/2011 (4)	2,500	2,602
District of Columbia GO	5.000%	6/1/2012 (4)	2,500	2,622
District of Columbia GO	5.500%	6/1/2012 (4)	10,000	10,382
District of Columbia GO	5.000%	6/1/2013 (4)	4,000	4,223
District of Columbia GO	5.000%	6/1/2014 (1)	4,900	5,161
District of Columbia GO	5.000%	6/1/2015 (1)	5,000	5,227
1 District of Columbia GO TOB VRDO	3.680%	8/7/2007 (2)	8,330	8,330
District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/2009 (2)(Prere.)	1,590	1,660
District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/2019 (2)	1,410	1,469
District of Columbia Water & Sewer Auth. Public Util. Rev. ARS	3.900%	9/6/2007 (2)	20,400	20,400

				91,530

Florida (6.7%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2010	4,900	5,041
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/2011	5,900	5,974
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.500%	12/1/2008	22,980	23,482
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,059
Broward County FL School Board COP	5.000%	7/1/2011 (2)	4,460	4,635
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/2010 (1)	10,000	10,292
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/2011 (1)	10,000	10,384
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/2012 (1)	15,000	15,684
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/2015 (1)	11,000	11,689
1 Collier County FL School Board COP TOB VRDO	3.680%	8/7/2007 (4)	15,180	15,180
Florida Board of Educ. Capital Outlay	5.000%	1/1/2011	6,810	7,069
Florida Board of Educ. Capital Outlay	5.000%	1/1/2012	27,730	29,001
Florida Board of Educ. Capital Outlay	5.000%	6/1/2016	5,065	5,361
Florida Board of Educ. Public Educ.	5.250%	6/1/2008	5,055	5,119
Florida Board of Educ. Public Educ.	5.000%	6/1/2010	16,120	16,648
Florida Board of Educ. Public Educ.	5.000%	1/1/2011	25,080	26,035
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/2010	2,495	2,577
Florida Correctional Privatization Comm. COP	5.250%	8/1/2008 (1)	4,335	4,396
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/2012 (3)	7,050	7,478
Florida Dept. of Transp.	5.250%	7/1/2008	4,670	4,735
Florida Dept. of Transp.	6.375%	7/1/2010	10,075	10,770
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/2008	10,000	10,106
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/2012	37,600	39,695
1 Florida Turnpike Auth. Rev. TOB VRDO	3.680%	8/7/2007 (1)	6,140	6,140
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/2009	25,000	25,535
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2008	31,000	31,433
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/2011	7,500	7,713
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.000%	11/15/2008	3,000	3,022
Miami-Dade County FL School Board COP PUT	5.000%	5/1/2011 (1)	15,000	15,517
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/2007 (1)	4,000	4,008
Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/2008	4,835	4,905
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/2009	15,000	15,412
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/2008	20,000	20,259
Reedy Creek FL Improvement Dist. Util. Rev.	5.500%	10/1/2008 (2)	8,070	8,173
South Florida Water Management Dist.	5.000%	10/1/2010 (2)	3,000	3,100
South Florida Water Management Dist.	5.000%	10/1/2011 (2)	7,100	7,393
South Florida Water Management Dist.	5.000%	10/1/2012 (2)	2,150	2,252
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/2011	4,990	5,134
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/2012	3,000	3,095
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/2013	2,500	2,585
Univ. Athletic Assn. Inc. Florida Athletic Program Rev. PUT	3.800%	10/1/2011 LOC	4,000	3,963
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/2010 LOC	5,000	4,891

				447,940

Georgia (2.6%)
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	37,000	37,204
Coffee County GA School Dist. GO	6.000%	8/1/2010	1,000	1,062
Fulton County GA Water & Sewer Rev.	5.250%	1/1/2014 (3)	10,000	10,224
Fulton DeKalb GA Hosp. Auth.	5.000%	1/1/2008 (4)	3,000	3,016
Georgia GO	5.250%	12/1/2010	6,775	7,095
Georgia GO	5.500%	7/1/2015	9,095	10,091
Georgia GO	5.500%	7/1/2016	5,000	5,463
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/2009	10,355	10,602
Gwinnett County GA School Dist. GO	5.000%	2/1/2012	10,000	10,492
Gwinnett County GA School Dist. GO	5.000%	2/1/2013	10,000	10,575
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2012	12,000	12,331
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2012	15,000	15,452
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/2008 (1)	4,000	4,091
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/2009 (2)	12,500	12,708
Paulding County GA School Dist. GO	5.000%	8/1/2008	2,500	2,533
Paulding County GA School Dist. GO	5.000%	8/1/2009	1,500	1,538
Paulding County GA School Dist. GO	5.000%	8/1/2011	1,000	1,046
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.500%	11/1/2007	6,270	6,298
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/2008	10,000	10,165

				171,986

Hawaii (1.9%)
Hawaii GO	5.500%	8/1/2007 (3)	2,330	2,330
Hawaii GO	5.750%	4/1/2008 (1)	1,990	2,017
Hawaii GO	5.750%	4/1/2008 (1)(ETM)	2,015	2,042
Hawaii GO	5.500%	8/1/2008 (3)	6,755	6,874
Hawaii GO	5.000%	7/1/2009 (2)	15,660	16,027
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	6,000	6,306
Hawaii GO	5.000%	10/1/2009 (1)	1,480	1,519
Hawaii GO	5.000%	7/1/2010 (2)	14,250	14,729
Hawaii GO	5.000%	10/1/2010 (1)	5,090	5,275
Hawaii GO	5.000%	7/1/2011 (2)	24,310	25,362
Hawaii GO	5.000%	7/1/2012 (2)	23,735	24,957
Hawaii Highway Rev.	5.375%	7/1/2011 (4)(Prere.)	5,125	5,414
Honolulu HI City & County GO	5.000%	7/1/2011 (1)	4,750	4,955
Honolulu HI City & County GO	5.250%	7/1/2011 (3)	3,900	4,104
Honolulu HI City & County GO	5.000%	7/1/2012 (1)	4,320	4,542

				126,453

Illinois (4.4%)
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/2011 (3)	5,185	4,377
Chicago IL Board of Educ. GO	0.000%	12/1/2009 (3)	9,895	9,050
Chicago IL Board of Educ. GO	0.000%	12/1/2010 (3)	4,000	3,518
1 Chicago IL Board of Educ. TOB VRDO	3.670%	8/7/2007 (3)	5,000	5,000
Chicago IL GO	5.700%	7/1/2010 (3)(Prere.)	9,655	10,243
Chicago IL GO	5.000%	1/1/2014 (4)	37,590	39,828
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/2009 (ETM)	8,265	8,446
Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/2010 (ETM)	5,000	5,198
Chicago IL Wastewater Transmission Rev. VRDO	3.630%	8/7/2007 (1)	13,105	13,105
Cook County IL GO VRDO	3.630%	8/7/2007	6,000	6,000
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/2009	7,000	7,010
Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.750%	7/1/2009	4,000	3,964
Illinois GO	5.000%	10/1/2007 (4)	9,000	9,019
Illinois GO	5.250%	11/1/2007 (3)	5,000	5,019
Illinois GO	5.250%	8/1/2008	14,500	14,715
Illinois GO	5.000%	10/1/2008 (4)	7,000	7,103
Illinois GO	5.000%	10/1/2008	5,790	5,873
Illinois GO	5.250%	11/1/2008 (3)	4,000	4,075
Illinois GO	5.750%	1/1/2009 (3)	3,000	3,082
Illinois GO	5.500%	8/1/2009	8,610	8,898
Illinois GO	5.000%	3/1/2010	6,300	6,483
Illinois GO	5.000%	1/1/2011	7,000	7,257
Illinois GO	5.500%	8/1/2018 (4)	5,000	5,214
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) PUT	4.500%	12/1/2007 (4)	10,000	10,014
Illinois Sales Tax Rev.	5.000%	6/15/2010	1,500	1,549
Illinois Sales Tax Rev.	5.250%	6/15/2012	2,000	2,122
Kendall Kane & Will Counties IL Community Unit School Dist.	0.000%	10/1/2016 (4)	5,215	3,516
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2008 (3)(ETM)	6,500	6,289
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2008 (3)	170	165
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2008 (3)(ETM)	1,220	1,180
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/2008 (1)	3,250	3,292
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2009 (3)(ETM)	18,625	17,332
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2011 (1)	20,000	16,856
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.250%	6/1/2008 (3)	9,855	9,979
1 Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	3.670%	8/7/2007 (1)	5,200	5,200
1 Will County IL Community School Dist. TOB VRDO	3.680%	8/7/2007 (4)	12,350	12,350
Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/2012 (2)	4,000	4,183
Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/2013 (2)	5,000	5,265

				291,769

Indiana (1.4%)
Indiana Health & Educ. Fac. Financing Auth. Rev. (St. Francis) ARS	3.780%	8/24/2007 (4)	9,400	9,400
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	10/1/2009	10,000	10,188
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	4/1/2010	10,000	10,222
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	11/1/2010	7,930	8,140
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	11/1/2011	5,500	5,671
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	5/1/2013	3,750	3,894
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) ARS	3.850%	8/10/2007	19,550	19,550
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) ARS	3.750%	8/16/2007	10,700	10,700
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/2010	2,000	2,040
Indiana Office Building Comm. Fac. Rev. (New Castle Correctional Fac.)	5.250%	7/1/2008 (3)	3,040	3,081
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/2007 (1)	1,000	1,000
Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/2011 (2)	10,000	10,040

				93,926

Iowa (0.0%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.500%	8/1/2007	2,500	2,500

Kansas (0.6%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/2013	32,590	34,599
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2012	1,525	1,580
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2014	1,000	1,040
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2015	2,000	2,079

				39,298

Kentucky (1.3%)
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2007	4,550	4,550
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2008 (ETM)	7,290	7,416
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2008	210	214
Kentucky Property & Building Comm. Rev.	6.000%	10/1/2008	10,000	10,250
Kentucky Property & Building Comm. Rev.	5.250%	10/1/2015 (4)	10,000	10,867
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2008 (2)	5,060	5,143
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.750%	7/1/2008 (4)	26,760	27,254
2 Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2009 (2)	15,000	15,492
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/2011	770	789
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/2012	810	833
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/2013	855	880
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/2016	990	1,017

				84,705

Louisiana (0.9%)
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/2010 (1)	1,980	2,036
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/2011 (1)	2,085	2,163
Louisiana GO	5.000%	5/1/2010 (4)	16,980	17,506
Louisiana GO	5.250%	8/1/2016 (1)	5,000	5,406
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.850%	6/1/2038	7,000	7,544
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/2008	5,000	5,003
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.250%	6/1/2014 (2)	5,000	5,368
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/2009	15,000	15,309

				60,335

Maine (0.2%)
Maine GO	5.000%	7/15/2010 (2)	3,095	3,205
Maine GO	5.000%	7/15/2012 (2)	8,055	8,491
Maine State Turnpike Auth. Turnpike Rev.	5.375%	7/1/2013 (1)	2,130	2,180

				13,876

Maryland (1.6%)
Maryland Dept. of Transp.	5.000%	5/1/2010	16,975	17,528
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	4.750%	12/1/2011	1,250	1,244
Maryland GO	5.250%	2/15/2010	6,140	6,368
Maryland GO	5.000%	3/15/2011	19,445	20,280
Maryland GO	5.000%	3/15/2012	20,415	21,479
Maryland GO	5.000%	3/15/2013	21,440	22,742
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2010	11,435	11,910
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2010	5,000	5,208

				106,759

Massachusetts (4.1%)
Massachusetts GAN	5.750%	12/15/2008	16,210	16,648
Massachusetts GO	5.250%	12/1/2007	10,000	10,051
Massachusetts GO	5.500%	1/1/2008	6,165	6,210
Massachusetts GO	5.500%	2/1/2008 (1)	10,000	10,089
Massachusetts GO	5.250%	8/1/2008 (Prere.)	7,945	8,138
Massachusetts GO	5.375%	8/1/2008	10,000	10,164
Massachusetts GO	5.750%	10/1/2008	6,710	6,864
Massachusetts GO	5.000%	8/1/2009	37,715	38,615
Massachusetts GO	5.875%	2/1/2010 (Prere.)	10,000	10,588
Massachusetts GO	5.750%	6/1/2010 (Prere.)	25,045	26,353
Massachusetts GO	5.000%	8/1/2010	38,955	40,269
Massachusetts GO	6.000%	11/1/2010	10,015	10,679
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.875%	7/1/2008	6,000	6,084
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	3.650%	8/7/2007	10,580	10,580
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.500%	7/1/2008 (1)	15,400	15,646
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.000%	7/1/2009 (1)	14,110	14,433
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/2011 (4)	12,000	12,536
Massachusetts Special Obligation Rev.	5.000%	12/15/2010 (4)	10,000	10,373
Springfield MA GO	5.000%	8/1/2011 (1)	3,500	3,655
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/2011 (2)	6,905	7,227

				275,202

Michigan (3.6%)
Detroit MI Sewer System Rev.	6.000%	1/1/2010 (3)(Prere.)	15,000	15,899
Detroit MI Sewer System Rev.	5.000%	7/1/2010 (4)	8,510	8,782
Detroit MI Sewer System Rev. PUT	5.500%	1/1/2012 (1)	20,000	21,153
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/2011	23,000	23,687
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/2011 (1)	33,000	34,231
Michigan Building Auth. Rev.	5.500%	10/15/2007	3,855	3,869
Michigan Building Auth. Rev.	5.500%	10/15/2007 (ETM)	5,945	5,966
Michigan Building Auth. Rev.	5.500%	10/15/2008 (ETM)	6,790	6,930
Michigan Building Auth. Rev.	5.500%	10/15/2008 (ETM)	6,435	6,567
Michigan Building Auth. Rev.	5.500%	10/15/2009	5,000	5,181
Michigan Building Auth. Rev.	5.000%	10/15/2012 (2)	5,615	5,918
Michigan Building Auth. Rev.	5.250%	10/15/2016 (4)	7,200	7,687
Michigan Building Auth. Rev. PUT	5.000%	10/15/2011 (2)	12,000	12,474
Michigan Comprehensive Transp. Rev.	5.000%	5/15/2008 (4)	1,230	1,242
1 Michigan Environmental Program GO TOB VRDO	3.670%	8/7/2007	4,375	4,375
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/2012	17,000	17,544
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/2015	2,315	2,477
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.500%	10/1/2007 (ETM)	9,405	9,431
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/2008	11,960	12,172
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/2010	3,000	3,110
1 Michigan State Univ. Rev. TOB VRDO	3.670%	8/7/2007 (2)	9,975	9,975
Michigan Trunk Line Rev.	5.000%	10/1/2007 (4)	1,000	1,002
Michigan Trunk Line Rev.	5.000%	9/1/2012 (4)	13,015	13,704
Univ. of Michigan Univ. Rev.	5.000%	4/1/2008	2,705	2,729
Western Township MI Sewage Disposal System Rev.	5.250%	1/1/2008 (1)	3,700	3,724

				239,829

Minnesota (1.9%)
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/2014	1,000	1,036
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/2015	1,245	1,289
3 Minnesota GO	5.000%	8/1/2010	37,375	38,700
Minnesota GO	5.000%	11/1/2010	8,845	9,183
Minnesota GO	5.250%	11/1/2012	6,375	6,651
Minnesota GO	5.000%	11/1/2014	18,230	19,500
Minnesota Public Fac. Water PCR	5.500%	3/1/2009	4,500	4,621
Rochester MN Health Care Fac. Rev. (Mayo Foundation) ARS	3.800%	8/15/2007	29,725	29,725
Rochester MN Health Care Fac. Rev. (Mayo Foundation) ARS	3.800%	8/17/2007	12,425	12,425
Southern Minnesota Muni. Power Agency Power Supply System Rev.	5.000%	1/1/2009 (2)	5,000	5,088

				128,218

Mississippi (1.0%)
Madison County MS School Dist.	5.000%	9/1/2010 (3)	4,370	4,517
Mississippi GO	5.750%	11/1/2007	5,000	5,025
Mississippi GO	6.000%	11/1/2009 (Prere.)	7,250	7,595
Mississippi GO	5.250%	12/1/2010	8,800	9,193
Mississippi GO	5.000%	11/1/2015 (1)	7,475	8,008
Mississippi GO	5.000%	11/1/2016 (1)	5,000	5,372
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/2009	500	509
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/2010	500	512
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/2011	1,000	1,029
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/2012	1,000	1,034
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/2015	1,500	1,555
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health) PUT	3.730%	10/1/2007	21,000	21,004

				65,353

Missouri (0.7%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/2009 LOC	10,000	10,014
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2009	5,700	5,824
Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/2012 (Prere.)	10,000	10,484
1 Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	3.680%	8/7/2007	6,935	6,935
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/2012 (1)	2,000	2,086
Missouri Water Pollution Control GO	5.000%	10/1/2008	11,350	11,520

				46,863

Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/2008 (2)	20,500	20,827

Nebraska (0.8%)
Central Plains Energy Project Nebraska Gas Project No. 1	3.901%	12/1/2010	25,000	24,750
Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/2015	5,000	5,169
1 Nebraska Public Power Agency Rev. TOB VRDO	3.680%	8/7/2007 (2)	5,645	5,645
Nebraska Public Power Dist. Rev.	5.000%	1/1/2010 (3)	11,635	11,965
Nebraska Public Power Dist. Rev.	5.000%	1/1/2011 (3)	3,560	3,696

				51,225

Nevada (3.2%)
Clark County NV GO	5.500%	7/1/2010 (1)(Prere.)	13,025	13,630
1 Clark County NV GO TOB VRDO	3.680%	8/7/2007 (2)	8,750	8,750
Clark County NV School Dist. GO	5.000%	6/1/2008 (3)	30,735	31,058
Clark County NV School Dist. GO	5.000%	6/15/2008 (1)	6,000	6,066
Clark County NV School Dist. GO	5.500%	6/15/2008 (4)	33,555	34,067
Clark County NV School Dist. GO	4.000%	6/1/2009 (3)	12,265	12,320
Clark County NV School Dist. GO	5.250%	6/15/2010 (1)	7,875	8,185
Clark County NV School Dist. GO	5.000%	6/15/2013 (3)	16,050	16,968
Clark County NV School Dist. GO	5.000%	6/15/2014 (3)	9,680	10,287
1 Clark County NV School Dist. GO TOB VRDO	3.670%	8/7/2007 (4)	25,235	25,235
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/2011 (1)	6,735	7,016
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/2009	4,000	4,066
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/2014	8,000	8,298
Nevada GO	5.000%	3/1/2008	375	378
Nevada GO	5.250%	5/15/2008 (Prere.)	7,625	7,715
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/2012 (1)	14,495	15,293

				209,332

New Hampshire (0.3%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/2010 (2)	14,000	14,337
New Hampshire GO	5.000%	11/1/2008	6,000	6,096

				20,433

New Jersey (3.8%)
Bayonne NJ TAN	5.000%	9/19/2007	6,000	6,005
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/2011	4,000	4,152
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/2010 (4)	7,000	7,228
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	13,670	13,685
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2010	1,000	1,028
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2011	3,000	3,109
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.660%	8/7/2007	8,350	8,350
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2007	5,960	5,969
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2008	6,280	6,400
New Jersey Highway Auth. Rev. (Garden State Parkway)	6.200%	1/1/2010 (2)(ETM)	20,000	20,699
New Jersey Transp. Corp. COP	5.500%	9/15/2008 (2)	25,000	25,481
New Jersey Transp. Trust Fund Auth. Rev.	5.375%	12/15/2007	25,530	25,679
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2011 (3)	30,000	31,712
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/2012 (3)	4,200	4,405
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/2015 (4)(Prere.)	19,130	20,451
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.640%	8/7/2007	9,995	9,995
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.660%	8/7/2007 (3)	19,170	19,170
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.690%	8/7/2007	16,849	16,849
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2010 (1)(Prere.)	5,000	5,214
Newark NJ GO	5.000%	10/1/2011 (4)	2,000	2,094
Tobacco Settlement Financing Corp. New Jersey Rev.	4.000%	6/1/2009	1,400	1,393
Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/2010	3,640	3,619
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/2011	4,905	4,871
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/2012	5,000	4,927

				252,485

New Mexico (0.7%)
Albuquerque NM GO	5.000%	7/1/2012 (2)	11,350	11,945
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/2012 (3)	8,000	7,949
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	20,000	19,745
New Mexico Severance Tax Rev.	5.000%	7/1/2010 (2)	2,000	2,067
New Mexico Severance Tax Rev.	5.000%	7/1/2011	1,000	1,042
New Mexico Severance Tax Rev.	5.000%	7/1/2011 (2)	2,000	2,086
New Mexico Severance Tax Rev.	5.000%	7/1/2012	1,550	1,631

				46,465

New York (10.2%)
Battery Park City NY Auth. Rev.	5.250%	11/1/2016	14,275	15,319
Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/2009 (4)	3,140	3,208
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/2012 (1)	48,900	51,302
1 Long Island NY Power Auth. Electric System Rev. TOB VRDO	3.660%	8/7/2007 (3)	12,675	12,675
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2011	22,080	23,263
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2012	3,500	3,676
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2012	14,110	14,986
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2013	3,325	3,514
1 Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	3.730%	8/7/2007	2,595	2,595
Metro. New York Transp. Auth. Transit Fac. CP	3.730%	10/9/2007 LOC	20,000	20,001
New York City NY GO	5.000%	8/1/2008	25,535	25,865
New York City NY GO	5.250%	8/1/2008	7,670	7,788
New York City NY GO	5.250%	8/1/2008 (3)	10,000	10,150
New York City NY GO	5.250%	8/1/2008 (ETM)	1,780	1,808
New York City NY GO	5.250%	8/1/2008	14,670	14,895
New York City NY GO	5.000%	8/1/2009	7,000	7,173
New York City NY GO	5.000%	8/1/2009	14,700	15,064
New York City NY GO	5.250%	8/1/2009	35,110	36,148
New York City NY GO	5.000%	6/1/2010	8,000	8,264
New York City NY GO	5.000%	8/1/2010	13,965	14,451
New York City NY GO	5.000%	3/1/2011	6,000	6,234
New York City NY GO	5.000%	8/1/2012	8,000	8,395
New York City NY GO	5.250%	8/1/2012	4,230	4,446
New York City NY GO	5.750%	8/1/2014 (2)	7,785	8,435
1 New York City NY GO TOB VRDO	3.670%	8/7/2007	945	945
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/2010 (3)	3,090	3,192
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/2012 (3)	5,000	5,253
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/2013 (4)	4,435	4,713
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.740%	9/5/2007	16,700	16,701
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/2011	24,375	25,866
New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/2029	4,100	4,269
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2011	14,370	15,046
New York State Dormitory Auth. Rev.	5.000%	8/15/2009 (4)	1,900	1,946
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/2013 (3)	20,350	21,783
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2009	2,055	2,080
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2011	1,000	1,021
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2012	1,000	1,023
New York State Dormitory Auth. Rev. PUT	5.250%	5/15/2012 (2)	12,560	13,271
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.209%	1/19/2010 (1)	14,650	14,313
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/2008	9,415	9,523
New York State GO	5.000%	4/15/2009	2,900	2,962
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/2015	5,410	5,810
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	6/1/2018	7,000	7,373
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	12/1/2018	8,415	8,863
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2008 (1)	3,730	3,768
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2008 (2)	13,220	13,356
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2009 (1)(ETM)	4,000	4,087
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2010 (1)	2,500	2,595
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2013 (3)	15,000	15,862
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/2010	11,395	11,818
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/2013	5,500	5,845
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/2012	6,500	6,787
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/2008	5,000	5,046
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/2013	4,325	4,367
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/2017	14,950	15,695
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/2018	20,000	21,197
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/2020	25,000	26,691
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/2021 (2)	4,000	4,215
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/2021	17,250	18,389
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/2022 (2)	15,000	15,767
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2008	14,000	14,267

				675,360

North Carolina (4.1%)
Durham NC COP	5.000%	6/1/2010	2,170	2,242
Durham NC COP	5.000%	6/1/2011	1,080	1,125
Durham NC COP	5.000%	6/1/2013	1,000	1,054
Greensboro NC GO	5.000%	3/1/2010	5,425	5,596
North Carolina Eastern Muni. Power Agency Rev.	7.000%	1/1/2008 (1)	9,875	10,005
North Carolina Eastern Muni. Power Agency Rev.	6.125%	1/1/2009	12,870	13,230
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2010	25,745	26,522
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2010	6,900	7,128
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2011	15,500	16,180
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2012	9,000	9,493
North Carolina Eastern Muni. Power Agency Rev. ARS	3.950%	9/6/2007 (1)	23,525	23,525
North Carolina GO	5.000%	3/1/2008	20,000	20,153
North Carolina GO	5.000%	3/1/2012	13,980	14,691
North Carolina GO	5.000%	3/1/2013	24,525	25,980
North Carolina GO	5.000%	3/1/2014	24,625	26,267
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2008 (4)	10,000	10,063
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2009 (4)	10,000	10,179
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2010 (4)	10,000	10,283
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/2010	9,180	9,428
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/2015	7,370	7,602
Wake County NC Public Improvement GO	5.000%	3/1/2014	23,000	24,534

				275,280

Ohio (2.7%)
3 American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/2013	10,000	10,368
Cincinnati OH City School Dist. GO	5.000%	12/1/2012 (4)	1,140	1,203
Cincinnati OH City School Dist. GO	5.000%	12/1/2013 (4)	2,000	2,124
Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/2009 (1)	4,200	3,863
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/2007	5,000	5,010
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/2008	6,945	7,039
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,580	11,885
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/2012 (4)	3,055	3,205
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/2014	12,000	12,917
Ohio Common Schools GO	5.000%	3/15/2008	3,195	3,221
Ohio Common Schools PUT	2.450%	9/14/2007	10,000	9,974
Ohio GO	0.000%	9/1/2007	5,000	4,984
Ohio GO	5.000%	8/1/2008	14,800	14,990
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/2007	24,500	24,646
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/2008	18,440	18,867
Ohio Highway Capital Improvements GO	5.000%	5/1/2012	6,280	6,596
Ohio Highway Capital Improvements GO	5.000%	5/1/2013	6,300	6,663
Ohio Infrastructure Improvement GO	5.000%	3/1/2010	4,000	4,121
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/2008	6,750	6,825
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2010 (1)	7,140	7,378
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2011 (1)	3,800	3,960
Ohio Water Dev. Auth. PCR	5.250%	12/1/2009	3,625	3,746
Ohio Water Dev. Auth. PCR	5.000%	6/1/2013	7,000	7,413

				180,998

Oklahoma (0.4%)
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/2012 (4)	3,500	3,681
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/2015 (1)	9,035	9,603
Oklahoma State Water Resource Board Rev.	5.000%	4/1/2015	8,640	9,185
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/2011 (4)	5,300	5,522

				27,991

Oregon (0.2%)
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	5.000%	5/1/2012 (1)	5,000	5,249
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	4.000%	5/1/2014 (1)	5,000	5,001

				10,250

Pennsylvania (2.3%)
Allegheny County PA Port Auth. Rev.	6.375%	3/1/2009 (1)(Prere.)	5,500	5,772
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2010	2,690	2,749
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2012	2,970	3,054
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2014	1,165	1,199
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2014	3,280	3,376
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2015	3,440	3,532
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2015	1,140	1,171
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2016	1,175	1,203
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2016	3,610	3,697
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.000%	7/1/2008	4,365	4,416
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/2010	2,500	2,556
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/2011	2,500	2,566
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/2013	5,675	5,873
1 Owen J. Roberts School Dist. Pennsylvania GO TOB VRDO	3.660%	8/7/2007 (4)	17,170	17,170
Pennsylvania GO	5.000%	8/1/2008 (Prere.)	6,210	6,347
Pennsylvania GO	5.500%	2/1/2012	20,950	22,384
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.)	6.000%	5/1/2009 (Prere.)	3,470	3,598
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2007	2,000	2,001
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2008	2,500	2,529
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2011 (2)	4,000	4,171
Philadelphia PA GO	5.000%	8/1/2011 (11)	5,495	5,716
Philadelphia PA GO	5.125%	8/1/2013 (11)	6,050	6,416
Philadelphia PA Gas Works Rev.	5.250%	7/1/2009 (4)	8,885	9,117
Philadelphia PA Gas Works Rev.	5.500%	8/1/2011 (4)(Prere.)	3,315	3,516
Pittsburgh PA GO	5.000%	9/1/2009 (1)(ETM)	11,650	11,935
Pittsburgh PA GO	5.000%	9/1/2009 (1)	2,815	2,881
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,537
Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/2010 (Prere.)	5,175	5,351
York County PA Solid Waste & Refuse Auth. Rev.	5.250%	12/1/2008 (3)	2,485	2,535

				151,368

Puerto Rico (1.1%)
Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/2011	2,650	2,747
Puerto Rico GO	5.000%	7/1/2009	3,595	3,668
Puerto Rico GO	5.000%	7/1/2009 (ETM)	460	471
Puerto Rico GO PUT	5.000%	7/1/2012	16,000	16,520
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2011 (2)	5,550	5,901
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2012 (2)	3,000	3,228
Puerto Rico Muni. Finance Agency	5.000%	8/1/2010	5,000	5,148
Puerto Rico Muni. Finance Agency	5.000%	8/1/2011	7,000	7,256
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	14,000	14,828
1 Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	3.860%	8/7/2007	15,000	15,000

				74,767

Rhode Island (0.2%)
Providence RI GO PUT	3.950%	1/15/2011 (11)	5,000	4,990
Rhode Island State & Providence Plantations GO	5.000%	8/1/2008 (1)	3,795	3,844
Rhode Island State & Providence Plantations GO	5.000%	11/1/2008 (3)	3,545	3,602

				12,436

South Carolina (0.9%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/2008	1,745	1,773
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/2009	2,245	2,305
South Carolina GO	5.500%	4/1/2008	14,515	14,688
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2007 (ETM)	5,265	5,326
South Carolina Transp. Infrastructure Rev. ARS	3.750%	8/23/2007 (10)	11,225	11,225
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.670%	8/7/2007 (2)	7,075	7,075
1 York County SC School Dist. (Rock Hill) TOB VRDO	3.670%	8/7/2007 (4)	9,155	9,155
1 York County SC School Dist. TOB VRDO	3.680%	8/7/2007 (4)	6,510	6,510

				58,057

South Dakota (0.2%)
South Dakota State Building Auth. Rev.	5.000%	12/1/2009 (2)	5,955	6,117
South Dakota State Building Auth. Rev.	5.000%	12/1/2010 (2)	2,680	2,779
South Dakota State Building Auth. Rev.	5.000%	12/1/2011 (2)	1,000	1,045
South Dakota State Building Auth. Rev.	5.000%	12/1/2012 (2)	3,005	3,164

				13,105

Tennessee (3.4%)
Memphis TN Electric System Rev.	5.000%	12/1/2010 (1)	5,000	5,186
Memphis TN Electric System Rev.	5.000%	12/1/2011 (1)	17,000	17,779
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	4,380	4,394
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	16,090	16,140
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	3,925	3,985
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	1,075	1,091
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2009 (1)	19,075	19,400
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2010 (1)	30,890	31,718
1 Muni. Electric Acquisition Corp. Tennessee Gas Rev. TOB VRDO	3.670%	8/7/2007	17,200	17,200
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2010	2,570	2,632
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2011	2,230	2,296
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2012	2,300	2,376
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2013	3,600	3,728
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2014	4,805	4,981
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2015	5,390	5,593
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2016	2,500	2,595
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2010	10,000	10,224
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2011	9,500	9,717
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2011	5,000	5,130
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2012	5,000	5,137
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2012	10,000	10,299
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2013	2,500	2,576
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2013	28,000	28,907
Tennessee Health, Educ. & Housing Fac. (Methodist Health System) PUT	5.000%	10/1/2008	10,000	10,112

				223,196

Texas (10.5%)
Colorado River TX Muni. Water Dist. Water Rev.	5.000%	1/1/2008 (2)	2,975	2,990
Conroe TX Independent School Dist. PUT	5.000%	8/15/2008	14,355	14,653
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2010	5,000	5,152
1 Dallas TX Area Rapid Transit TOB VRDO	3.670%	8/7/2007 (2)	13,790	13,790
Dallas TX GO	5.000%	2/15/2009	6,540	6,660
Dallas TX GO	5.000%	2/15/2010	6,540	6,729
Dallas TX GO	5.000%	2/15/2017	8,475	8,970
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/2016 (2)	30,000	32,103
El Paso TX GO	5.500%	8/15/2007 (4)	6,860	6,865
El Paso TX GO	5.500%	8/15/2008 (4)	2,465	2,510
El Paso TX Water & Sewer Rev.	5.000%	3/1/2014 (4)	2,175	2,305
El Paso TX Water & Sewer Rev.	5.000%	3/1/2015 (4)	1,500	1,596
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/2009	7,500	7,663
Garland TX GO	5.250%	2/15/2011 (4)	2,255	2,358
Garland TX GO	5.250%	2/15/2012 (4)	2,500	2,639
Garland TX Independent School Dist.	5.000%	2/15/2012	4,210	4,401
Grapevine-Colleyville TX Independent School Dist. School Building PUT	4.000%	8/1/2012	28,185	28,071
Harlingen TX Independent School Dist. GO	5.500%	8/15/2009 (Prere.)	4,000	4,138
Harris County TX Flood Control Dist. GO	5.000%	10/1/2011	5,005	5,224
Harris County TX Flood Control Dist. GO	5.250%	10/1/2019	8,360	8,893
Harris County TX GO	0.000%	8/15/2007 (3)	3,000	2,996
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare) ARS	3.900%	8/3/2007 (2)	22,000	22,000
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare) ARS	3.800%	8/8/2007 (1)	18,000	18,000
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare) ARS	3.850%	9/5/2007 (1)	14,200	14,200
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.)	5.250%	2/15/2008	2,500	2,516
Harris County TX Toll Road Rev.	6.000%	8/1/2009 (3)	4,750	4,949
Harris County TX Toll Road Rev. PUT	5.000%	8/15/2012 (4)	5,000	5,233
Houston TX GO	5.000%	3/1/2010 (1)	5,120	5,271
Houston TX GO	5.500%	9/1/2010 (4)(Prere.)	10,885	11,413
Houston TX Independent School Dist. GO	0.000%	2/15/2012	5,535	4,615
Houston TX Independent School Dist. GO	5.000%	2/15/2013	9,000	9,470
Houston TX Util. System Rev.	5.250%	5/15/2010 (1)	2,700	2,802
Houston TX Util. System Rev.	5.250%	11/15/2011 (4)	4,425	4,667
Houston TX Util. System Rev.	5.000%	11/15/2012 (4)	4,270	4,495
Houston TX Util. System Rev.	5.250%	5/15/2016 (1)	10,000	10,703
Houston TX Water & Sewer System Rev.	5.500%	12/1/2007 (4)(ETM)	12,500	12,571
Houston TX Water & Sewer System Rev. CP	3.780%	8/9/2007	10,000	10,001
Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/2011	2,050	2,136
Lewisville TX Independent School Dist.	0.000%	8/15/2009	2,430	2,244
Lewisville TX Independent School Dist.	0.000%	8/15/2010	5,000	4,438
Lewisville TX Independent School Dist.	5.000%	8/15/2013	8,225	8,688
1 Lewisville TX Independent School Dist. TOB VRDO	3.680%	8/7/2007	7,005	7,005
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2017 (2)	17,195	17,954
Montgomery County TX PUT	5.000%	9/1/2010 (4)	3,000	3,090
Montgomery County TX PUT	5.000%	9/1/2010 (4)	9,000	9,269
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	7/1/2008 (2)(Prere.)	365	369
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	7/1/2008 (4)(Prere.)	100	101
North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (4)	5,900	5,962
North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (2)	4,635	4,683
Northside TX Independent School Dist. PUT	3.800%	8/1/2008	14,000	13,997
Northside TX Independent School Dist. PUT	3.600%	8/1/2009	10,875	10,780
Northside TX Independent School Dist. PUT	3.700%	8/1/2010	9,000	8,906
Plano TX Independent School Dist.	5.000%	2/15/2008	6,300	6,342
Round Rock TX Independent School Dist. GO	0.000%	8/15/2009 (1)	6,750	6,234
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/2013	24,325	25,401
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/2014	12,360	12,932
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2008	2,045	2,060
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2009	7,400	7,533
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2011	4,350	4,549
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2015	7,210	7,836
San Antonio TX GO	5.000%	2/1/2008	1,815	1,826
San Antonio TX GO	6.000%	8/1/2008	2,145	2,192
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/2008 (2)	10,000	10,119
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2013	3,000	3,156
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2014	3,635	3,845
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/2008 (4)	10,000	10,112
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/2012	3,500	3,606
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/2013	1,385	1,431
Tarrant County TX Health Fac. Dev. Corp. Health System Rev. (Texas Health Resources System)	5.250%	2/15/2008 (1)(Prere.)	9,500	9,762
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,210	4,377
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,830	5,022
Texas GO Public Finance Auth.	5.250%	10/1/2007	15,240	15,278
1 Texas GO TOB VRDO	3.680%	8/7/2007 (1)	6,195	6,195
Texas Muni. Gas Acquisition & Supply Corp. Rev.	3.921%	12/15/2009	25,560	25,432
Texas Muni. Gas Acquisition & Supply Corp. Rev.	3.991%	9/15/2010	10,000	9,993
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/2012	5,000	5,150
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/2013	1,000	1,032
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.700%	8/7/2007	19,810	19,810
Texas Muni. Power Agency Rev.	4.400%	9/1/2011 (3)	10,185	10,189
Texas Public Building Auth. Building Rev. Capital Appreciation	0.000%	8/1/2007 (1)(ETM)	10,000	10,000
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2008	3,000	3,025
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2009	1,415	1,443
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.000%	6/1/2008	36,300	36,676
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2009	2,610	2,673
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2009	2,500	2,560
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/2010	4,175	4,312
Williamson County TX GO	5.500%	2/15/2011 (4)(Prere.)	4,845	5,109

				700,446

Utah (0.4%)
Salt Lake County UT GO	5.500%	12/15/2007	5,870	5,909
Salt Lake County UT GO	5.000%	6/15/2010	9,100	9,414
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/2011 (4)	6,000	5,212
Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/2012 (4)(Prere.)	4,425	4,672

				25,207

Virginia (1.6%)
Loudoun County VA GO	5.250%	11/1/2008	4,410	4,494
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	10,000	3,664
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	10,000	2,401
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	1,125	608
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	1,845	939
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	2,700	2,106
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	48,400	10,333
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/2010	17,925	18,454
1 Virginia College Building Auth. Educ. Fac. Rev. TOB VRDO	3.660%	8/7/2007	12,040	12,040
Virginia Commonwealth Transp. Board Federal Highway Rev.	5.750%	10/1/2007	8,150	8,177
Virginia Commonwealth Transp. Board Federal Highway Rev.	5.000%	10/1/2008	15,160	15,384
Virginia Public School Auth. Rev.	5.250%	8/1/2007	5,185	5,185
Virginia Public School Auth. Rev.	5.000%	8/1/2008	4,075	4,127
Virginia Public School Auth. Rev.	5.250%	8/1/2008	6,950	7,056
Virginia Public School Auth. Rev.	5.000%	8/1/2009	2,000	2,049
Virginia Public School Auth. Rev.	5.000%	8/1/2009	2,720	2,787
Virginia Public School Auth. Rev.	5.000%	8/1/2010	2,500	2,587
Virginia Public School Auth. Rev.	5.000%	8/1/2010	2,865	2,965
Virginia Public School Auth. Rev.	5.000%	8/1/2011	1,500	1,567

				106,923

Washington (4.9%)
Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev.	5.000%	11/1/2014 (2)	8,125	8,649
Douglas County WA Public Util. Dist. No. 1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/2008 (1)	1,250	1,267
Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.500%	7/1/2010 (1)	12,795	13,390
Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.000%	7/1/2015	7,500	7,989
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2011	45,365	47,244
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2012	2,500	2,623
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2016	10,000	10,674
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.500%	7/1/2017 (1)	8,000	8,536
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	6.000%	7/1/2017 (1)	7,300	7,930
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/2015	8,450	9,001
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/2015	6,000	6,391
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/2016 (2)	9,000	9,823
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/2016 (4)	10,000	10,915
King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/2010	12,385	12,853
King County WA Sewer Rev.	5.250%	1/1/2008 (4)	5,000	5,031
1 Port of Seattle WA Passenger Fac. Charge Rev. TOB VRDO	3.670%	8/7/2007 (1)	10,640	10,640
Port of Seattle WA Rev.	5.000%	3/1/2011 (4)	8,275	8,590
Port of Seattle WA Rev.	5.000%	3/1/2012 (4)	5,000	5,231
Seattle WA Drain & Wastewater Rev.	4.000%	2/1/2010 (1)	3,565	3,582
Seattle WA Water System Rev.	5.000%	2/1/2015 (4)	4,725	5,028
Tacoma WA Electric System Rev.	5.000%	1/1/2012 (4)	5,000	5,227
Tacoma WA Electric System Rev.	5.000%	1/1/2013 (4)	10,485	11,038
Tacoma WA Electric System Rev.	5.000%	1/1/2014 (4)	25,720	27,237
Thurston County Washington School District GO	5.000%	12/1/2015 (4)	7,100	7,463
Washington GO	5.500%	9/1/2008 (4)	4,650	4,738
Washington GO	5.750%	9/1/2008	4,000	4,085
Washington GO	6.250%	9/1/2008	3,725	3,823
Washington GO	5.000%	7/1/2009	5,520	5,646
Washington GO	5.000%	7/1/2012 (2)	11,530	12,113
1 Washington GO TOB VRDO	3.670%	8/7/2007 (4)	7,190	7,190
1 Washington GO TOB VRDO	3.670%	8/7/2007	5,000	5,000
1 Washington GO TOB VRDO	3.680%	8/7/2007 (3)	11,465	11,465
1 Washington GO TOB VRDO	3.680%	8/7/2007 (1)	17,285	17,285
1 Washington GO TOB VRDO	3.680%	8/7/2007 (3)(4)	8,370	8,370

				326,067

West Virginia (0.1%)
West Virginia GO	5.500%	6/1/2008 (4)	3,000	3,044

Wisconsin (1.1%)
Milwaukee WI GO	5.000%	8/1/2008	2,525	2,557
Wisconsin GO	5.000%	5/1/2009	13,745	14,035
Wisconsin GO	5.000%	5/1/2010	5,160	5,321
Wisconsin GO	5.000%	5/1/2012 (1)	15,775	16,562
1 Wisconsin GO TOB VRDO	3.680%	8/7/2007 (4)	10,190	10,190
Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/2010 LOC	3,185	3,259
1 Wisconsin Public Power Inc. Rev. (Power Supply System) TOB VRDO	3.660%	8/7/2007 (2)	10,265	10,265
1 Wisconsin Public Power System Power Supply System Rev. TOB VRDO	3.670%	8/7/2007 (2)	10,370	10,370

				72,559

Multiple States (0.2%)
1 Tax-Exempt Muni. Infrastructure Improvement Trust TOB	4.220%	11/2/2010 LOC	5,000	5,024
1 Various States TOB VRDO	3.810%	8/7/2007 (1)(2)(3)(4)	4,910	4,910
1 Various States TOB VRDO	3.810%	8/7/2007	3,880	3,880

				13,814

Total Municipal Bonds
(Cost $6,598,996)				6,554,758

			Shares

Temporary Cash Investment (1.3%)

4 Vanguard Municipal Cash Management Fund, 3.586%
(Cost $86,295)			86,295,428	86,295

Total Investments (99.9%)
(Cost $6,685,291)				6,641,053

Other Assets and Liabilities - Net (0.1%)				8,031

Net Assets (100%)				6,649,084

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $496,128,000, representing 7.5% of net assets.
2	Securities with a value of $1,549,000 have been segregated as initial margin for open futures contracts.
3	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2007.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2007, the cost of investment securities for tax purposes was $6,685,978,000. Net unrealized depreciation of investment securities for tax purposes was $44,925,000, consisting of unrealized gains of $3,816,000 on securities that had risen in value since their purchase and $48,741,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	(695)	142,432	12
5-Year U.S. Treasury Note	(500)	52,734	(592)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Short-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (97.4%)

Alabama (1.9%)
Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/2008 LOC	30,000	30,215
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	29,405	30,267
Jefferson County AL Sewer Rev. (Capital Improvement)	5.375%	2/1/2009 (3)(Prere.)	5,270	5,444
Univ. of Alabama General Rev. VRDO	3.640%	8/7/2007 (1)	11,470	11,470

				77,396

Alaska (0.2%)
Alaska GO	5.250%	8/1/2007 (4)	6,760	6,760
Anchorage AK GO	5.125%	12/1/2009 (3)	2,000	2,061

				8,821

Arizona (1.5%)
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/2008	2,410	2,421
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/2009	4,690	4,760
Arizona Transp. Board Highway Rev.	5.000%	7/1/2009	4,000	4,094
1 Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	3.670%	8/7/2007 LOC	25,000	25,000
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/2008 (2)	5,500	5,564
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/2009 (2)	5,500	5,627
Phoenix AZ GO	7.500%	7/1/2008	11,510	11,895

				59,361

Arkansas (0.1%)
Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/2010 (3)	3,000	3,105

California (4.1%)
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	2.500%	8/1/2007 (Prere.) LOC	10,000	10,000
California GO	5.000%	6/1/2008	16,820	17,001
1 California GO TOB VRDO	3.710%	8/7/2007	9,460	9,460
1 California GO TOB VRDO	3.710%	8/7/2007	26,975	26,975
1 California GO TOB VRDO	3.710%	8/7/2007	14,445	14,445
1 California GO TOB VRDO	3.710%	8/7/2007	23,465	23,465
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2008	1,065	1,081
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	11,000	10,848
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/2010	5,000	4,983
1 Golden State Tobacco Securitization Corp. California TOB VRDO	3.670%	8/7/2007 (2)	1,588	1,588
1 Golden State Tobacco Securitization Corp. Rev. TOB VRDO	3.670%	8/7/2007 (4)	20,390	20,390
Kings River Conservation Dist. California COP	4.000%	5/1/2008	2,020	2,021
Los Angeles CA USD COP	5.000%	8/1/2007 (2)(ETM)	4,720	4,720
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2008 (1)	6,225	6,335
Northern California Power Agency (Geothermal Project)	5.000%	7/1/2009 (ETM)	15,000	15,219

				168,531

Colorado (1.2%)
Colorado State Education Loan Program TRAN	3.750%	8/3/2007 (ETM)	20,000	19,998
1 E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.670%	8/7/2007 (1)	2,851	2,851
1 E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.670%	8/7/2007 (1)	13,855	13,855
1 E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.680%	8/7/2007 (1)	6,520	6,520
1 Jefferson County CO School Dist. GO TOB VRDO	3.670%	8/7/2007 (4)	4,720	4,720
Platte River Power Auth. Colorado Power Rev.	5.000%	6/1/2010	2,500	2,578

				50,522

Connecticut (0.3%)
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.630%	8/7/2007 (2)	12,000	12,000

District of Columbia (0.6%)
District of Columbia GO	5.500%	6/1/2008 (2)	10,000	10,144
District of Columbia GO	5.000%	6/1/2009 (2)	4,630	4,730
District of Columbia GO	5.000%	1/1/2010 (3)	4,000	4,105
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/2008 (1)	4,180	4,229

				23,208

Florida (7.6%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.500%	12/1/2008	9,000	9,196
1 Broward County FL School Board COP TOB VRDO	3.680%	8/7/2007 (3)	9,100	9,100
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/2009 (1)	30,605	31,177
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/2010 (1)	28,405	29,233
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	4,000	4,042
Florida Board of Educ. Public Educ.	5.000%	6/1/2009	3,945	4,033
2 Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2009 (2)	6,890	7,050
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/2008	57,945	58,559
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/2009	44,700	45,639
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/2010	24,550	25,294
Florida Turnpike Auth. Rev.	5.000%	7/1/2010 (1)	9,830	10,161
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/2009	13,000	13,278
Lakeland FL Energy Systems Rev.	5.500%	10/1/2010 (1)(Prere.)	4,300	4,515
1 Miami-Dade County FL School Board COP TOB VRDO	3.680%	8/7/2007 (3)	7,380	7,380
1 Miami-Dade County FL Special Obligation TOB VRDO	3.670%	8/7/2007 (1)	3,770	3,770
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/2008 (2)	11,745	11,880
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/2009	21,000	21,577
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/2011	4,000	4,115
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.690%	8/1/2007 (2)	5,300	5,300
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.300%	10/1/2008 LOC	2,500	2,476
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.400%	10/1/2009 LOC	4,600	4,522

				312,297

Georgia (1.3%)
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	9,300	9,351
Carroll County GA School Dist. Sales Tax GO	5.000%	4/1/2010	2,000	2,063
Coffee County GA School Dist. GO	6.000%	8/1/2007	1,425	1,425
Coffee County GA School Dist. GO	6.000%	8/1/2008	1,890	1,932
Coffee County GA School Dist. GO	6.000%	8/1/2009	3,060	3,191
Henry County GA School Dist. GO	5.000%	4/1/2009	15,350	15,666
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2010	12,000	12,253
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2010	9,000	9,172

				55,053

Hawaii (1.1%)
Hawaii GO	5.250%	2/1/2008 (4)	10,000	10,077
Hawaii GO	5.000%	4/1/2008 (1)	10,000	10,086
Honolulu HI City & County GO	5.000%	7/1/2008 (1)	12,740	12,890
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	4,515	4,667
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	3,980	4,114
Honolulu HI City & County GO	5.000%	7/1/2010 (3)	4,065	4,202

				46,036

Illinois (5.0%)
Chicago IL Board of Educ. (Westinghouse High School Project)	5.000%	12/1/2010 (1)(ETM)	2,775	2,877
Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/2011 (1)	3,000	3,228
Chicago IL GO	5.125%	1/1/2009 (3)(Prere.)	14,030	14,426
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/2008 (4)	5,355	5,413
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/2008 (ETM)	2,500	2,528
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/2009 (4)	2,670	2,728
Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/2010 (ETM)	10,000	10,446
Chicago IL Park Dist. GO	5.000%	1/1/2010 (3)	8,145	8,372
Chicago IL Transit Auth. Rev.	5.250%	6/1/2009 (2)	1,000	1,026
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/2009	7,060	7,070
Illinois Finance Auth. Rev. (Loyola Academy) PUT	3.875%	10/1/2008 LOC	5,000	4,999
Illinois Finance Auth. Rev. (Resurrection Health Care) VRDO	3.880%	8/7/2007	5,310	5,310
Illinois GO	5.000%	1/1/2008	6,000	6,031
Illinois GO	5.000%	3/1/2009	24,695	25,161
Illinois GO	4.250%	6/1/2009	3,400	3,429
Illinois GO	5.000%	6/1/2009	8,955	9,149
Illinois GO	5.250%	8/1/2009 (1)	2,135	2,197
Illinois GO	5.000%	10/1/2009	14,800	15,178
Illinois GO	5.000%	1/1/2010	6,000	6,164
1 Illinois GO TOB VRDO	3.670%	8/7/2007 (4)	14,360	14,360
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	3.700%	8/1/2007 (1)	17,800	17,800
Illinois Sales Tax Rev.	5.000%	6/15/2008	3,000	3,033
1 Kendall Kane & Will Counties IL Community Unit School Dist. TOB VRDO	3.680%	8/7/2007 (1)	8,400	8,400
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2008 (3)(ETM)	7,280	7,043
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (1)	6,520	6,520
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2008 (2)	2,395	2,425
1 Univ. of Illinois Univ. Rev. TOB VRDO	3.670%	8/7/2007 (1)	10,950	10,950

				206,263

Indiana (2.7%)
Indiana Bond Bank Advance Funding Program Notes	4.250%	1/31/2008 LOC	24,335	24,385
Indiana Bond Bank Rev. Revolving Funding Program	5.600%	8/1/2010 (Prere.)	3,100	3,284
Indiana Health & Educ. Fac. Financing Auth. Rev (Depauw Univ.) ARS	3.750%	8/31/2007 (1)	9,575	9,575
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	4/1/2010	17,565	17,955
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) ARS	3.850%	8/10/2007	19,525	19,525
Indiana Office Building Comm. Fac. Rev. (Miami Correctional Fac.) VRDO	3.620%	8/7/2007	11,100	11,100
Indiana Office Building Comm. Rev. (Capitol Complex)	5.000%	7/1/2010 (4)	6,535	6,742
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/2008	8,260	8,359
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/2009	9,270	9,482

				110,407

Iowa (0.1%)
1 Des Moines IA Metro. Wastewater Auth. TOB VRDO	3.660%	8/7/2007 (1)	5,000	5,000

Kansas (0.7%)
Leawood Kansas TAN	3.875%	10/1/2007	26,050	26,051
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2007	500	500
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2009	750	764

				27,315

Kentucky (0.4%)
1 Kentucky Asset/Liability Comm. General Fund Rev. TOB VRDO	3.670%	8/7/2007 (3)	5,610	5,610
Kentucky Property & Building Comm. Rev.	5.000%	3/1/2008	1,250	1,259
Kentucky Property & Building Comm. Rev.	5.000%	3/1/2009 (3)	2,000	2,039
Kentucky Property & Building Comm. Rev.	5.000%	3/1/2010 (3)	2,190	2,255
Kentucky Property & Building Comm. Rev.	5.125%	9/1/2010 (Prere.)	5,955	6,181

				17,344

Louisiana (2.1%)
Louisiana GO	5.000%	5/1/2008 (4)	10,000	10,094
Louisiana GO	5.250%	5/1/2008 (3)	7,405	7,488
Louisiana GO	4.000%	7/15/2008 (11)	1,485	1,488
Louisiana GO	5.000%	5/1/2009 (4)	14,015	14,308
Louisiana GO	5.000%	7/15/2010 (11)	2,000	2,064
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	3.650%	4/1/2008	5,000	4,990
1 Louisiana State Municipal Natural Gas Purchasing & Distribution Auth. TOB VRDO	3.670%	8/7/2007 LOC	37,294	37,294
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/2009	10,000	10,206

				87,932

Maryland (0.6%)
Maryland GO	5.250%	3/1/2008	2,135	2,154
Maryland GO	5.000%	3/15/2010	18,520	19,120
Maryland Water Quality Financing Administration Revolving Loan Rev.	5.000%	9/1/2008	5,000	5,070

				26,344

Massachusetts (2.5%)
Massachusetts GAN	5.750%	6/15/2009	10,900	11,288
Massachusetts GO	5.250%	1/1/2009	10,000	10,205
Massachusetts GO	5.500%	2/1/2009 (1)	8,785	9,011
Massachusetts GO	5.000%	11/1/2009	10,000	10,266
Massachusetts GO	5.875%	2/1/2010 (Prere.)	16,585	17,560
Massachusetts GO	5.750%	6/1/2010 (Prere.)	10,000	10,522
Massachusetts GO	5.250%	8/1/2010	2,000	2,082
1 Massachusetts GO TOB VRDO	3.650%	8/7/2007 (2)	3,950	3,950
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/2008	5,000	5,066
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/2009	11,500	11,784
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.750%	6/15/2011 (1)	3,415	3,593
Springfield MA GO	5.000%	8/1/2009 (1)	5,660	5,800

				101,127

Michigan (4.6%)
Detroit MI Capital Improvement GO	5.000%	4/1/2008 (4)	7,275	7,333
Detroit MI Capital Improvement GO	5.000%	4/1/2009 (4)	6,135	6,251
Detroit MI Sewer System Rev.	5.000%	7/1/2010 (4)	5,690	5,872
1 Detroit MI Sewer System Rev. TOB VRDO	3.670%	8/7/2007 (4)	22,050	22,050
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/2007 (2)	6,070	6,125
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/2007 (2)	5,000	5,046
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/2008 (2)	5,000	5,167
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/2011 (1)	6,250	6,483
Michigan Building Auth. Rev.	5.000%	10/15/2007	2,250	2,255
Michigan Building Auth. Rev.	5.000%	10/15/2008 (4)	16,000	16,244
Michigan Building Auth. Rev.	5.000%	10/15/2010 (4)	6,325	6,558
Michigan Building Auth. Rev.	5.250%	10/15/2010	5,360	5,520
Michigan Comprehensive Transp. Rev.	5.500%	5/15/2010 (4)	2,070	2,164
Michigan GO TAN	4.250%	9/28/2007 LOC	45,815	45,840
Michigan Muni. Bond Auth. Rev.	4.500%	8/20/2007 LOC	10,000	10,002
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/2007	10,190	10,216
Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/2008 (1)	18,375	18,930
Univ. of Michigan Hosp. Rev. VRDO	3.690%	8/1/2007	5,120	5,120

				187,176

Minnesota (1.6%)
Minnesota GO	5.000%	8/1/2007	30,685	30,685
Minnesota GO	5.000%	11/1/2008	24,785	25,174
Minnesota GO	5.000%	11/1/2010	10,000	10,382

				66,241

Mississippi (1.5%)
Mississippi GO	5.500%	11/1/2008	6,455	6,593
Mississippi GO	5.000%	10/1/2009	5,770	5,917
Mississippi GO	6.000%	11/1/2009 (Prere.)	10,800	11,314
1 Mississippi GO TOB VRDO	3.680%	8/7/2007 (1)	7,855	7,855
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health) PUT	3.700%	10/1/2007	19,000	18,986
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health) PUT	3.730%	10/1/2007	9,000	9,002

				59,667

Missouri (0.7%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/2009 LOC	5,000	5,007
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) ARS	3.830%	8/8/2007	7,900	7,900
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) ARS	3.750%	8/29/2007	4,700	4,700
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) ARS	3.800%	8/29/2007	7,300	7,300
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2009	3,465	3,540

				28,447

Montana (0.1%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/2008 (2)	5,550	5,638

Nebraska (0.9%)
Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/2008	5,000	5,059
Nebraska Public Power Dist. Rev.	5.250%	1/1/2008 (1)(Prere.)	15,870	16,126
Nebraska Public Power Dist. Rev.	5.250%	1/1/2009 (1)	4,130	4,196
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	3.670%	8/7/2007 (3)	9,810	9,810

				35,191

Nevada (2.1%)
Clark County NV GO	5.500%	7/1/2010 (1)(Prere.)	8,000	8,372
Clark County NV School Dist. GO	5.000%	6/15/2008 (4)	7,575	7,658
Clark County NV School Dist. GO	5.250%	6/15/2009 (1)	16,920	17,377
Clark County NV School Dist. GO	5.000%	6/15/2010 (1)	10,730	11,080
Clark County NV School Dist. GO	5.250%	6/15/2010 (4)	13,675	14,213
1 Clark County NV School Dist. GO TOB VRDO	3.670%	8/7/2007 (3)	10,550	10,550
1 Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	3.680%	8/7/2007 (3)	5,310	5,310
1 Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	3.680%	8/7/2007 (1)	11,820	11,820

				86,380

New Hampshire (0.1%)
New Hampshire State Turnpike System Rev.	5.000%	5/1/2008 (2)	4,445	4,488

New Jersey (2.9%)
Cape May County NJ Muni. Util. Auth. Rev.	6.000%	1/1/2010 (4)	6,495	6,831
Garden State Preservation Trust New Jersey	5.250%	11/1/2009 (4)	4,500	4,650
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/2008	3,000	3,016
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2008	2,500	2,518
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2008	16,085	16,300
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2010	1,000	1,028
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.710%	8/7/2007	11,000	11,000
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.500%	5/1/2008 (4)	10,520	10,659
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2008	6,915	7,006
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2009	5,610	5,747
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2010	6,000	6,206
New Jersey Transp. Corp. COP	5.500%	9/15/2007 (2)	4,735	4,745
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/2007 (1)	9,400	9,445
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	2,025	2,203
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.660%	8/7/2007 (2)	15,810	15,810
North Brunswick Township NJ BAN	4.500%	8/20/2007	10,000	10,002

				117,166

New Mexico (0.9%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	14,335	14,152
New Mexico Highway Comm. Tax Rev.	5.500%	6/15/2008 (ETM)	415	421
New Mexico Highway Comm. Tax Rev.	5.500%	6/15/2008	2,335	2,370
New Mexico Severance Tax Rev.	5.000%	7/1/2009	1,000	1,024
New Mexico Severance Tax Rev.	5.000%	7/1/2009 (2)	2,000	2,047
New Mexico Severance Tax Rev.	5.000%	7/1/2009	15,755	16,107
New Mexico Severance Tax Rev.	5.000%	7/1/2010	1,000	1,034

				37,155

New York (6.8%)
1 Hudson Yards Infrastructure Corp. New York Rev. TOB VRDO	3.660%	8/7/2007 (3)	17,500	17,500
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2008	7,775	7,918
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2009	2,755	2,827
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2009	22,260	22,961
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2010	2,000	2,072
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2010	12,730	13,283
1 Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	3.730%	8/7/2007	6,625	6,625
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.650%	8/7/2007 (2)	15,000	15,000
Metro. New York Transp. Auth. Transit Fac. CP	3.730%	10/9/2007 LOC	30,000	30,002
New York City NY GO	5.000%	6/1/2008	13,375	13,519
New York City NY GO	5.000%	8/1/2008	17,000	17,220
New York City NY GO	5.000%	8/1/2008	5,000	5,065
New York City NY GO	5.000%	8/1/2008	20,715	20,983
New York City NY GO	5.000%	8/1/2009	3,930	4,027
New York City NY GO	5.000%	8/1/2009	6,895	7,066
New York City NY GO	5.000%	8/1/2010	3,000	3,104
New York City NY GO	5.250%	11/1/2010 (2)	7,715	8,061
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/2009 (3)	2,000	2,046
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.740%	9/5/2007	5,000	5,000
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/2011	4,950	5,253
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2008 (ETM)	1,000	1,004
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2009 (ETM)	5,000	5,140
New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/2009 (1)	10,000	10,280
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2012 (1)	6,200	6,607
New York State Urban Dev. Corp. Rev. (Correctional Fac.) PUT	5.250%	1/1/2009	21,105	21,522
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/2010	2,800	2,875
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/2008	12,075	12,185
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/2008	6,970	7,034

				276,179

North Carolina (1.4%)
Charlotte NC (Equipment Acquisition) COP	4.000%	3/1/2008	1,500	1,502
Charlotte NC (Equipment Acquisition) COP	5.000%	3/1/2009	3,700	3,770
Durham NC GO	5.000%	2/1/2008	5,340	5,375
Fayetteville NC Public Works Comm. Rev.	3.550%	1/15/2008 (4)	8,415	8,406
Guildord County NC GO PUT	4.000%	10/1/2007	2,000	2,000
North Carolina GO	4.600%	4/1/2009 (Prere.)	9,000	9,299
North Carolina Muni. Power Agency Rev.	0.000%	1/1/2009 (1)	5,525	5,231
Wake County NC Public Improvement GO	5.000%	3/1/2010	21,800	22,486

				58,069

Ohio (2.8%)
2 American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/2009	8,000	8,112
2 American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/2010	3,000	3,067
Columbus OH GO	5.000%	6/15/2009	3,000	3,069
Lorain County OH Hosp. Fac. Rev. (Catholic HealthcARE PARTNERS) ARS	3.750%	8/24/2007 (4)	11,000	11,000
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) ARS	3.730%	8/31/2007 (4)	13,200	13,200
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) ARS	3.850%	9/5/2007 (2)	20,600	20,600
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2008 (1)	4,580	4,648
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,680	11,988
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/2008 (1)	1,110	1,126
1 Ohio GO TOB VRDO	3.660%	8/7/2007	7,975	7,975
Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/2009	5,000	5,112
Ohio Highway Capital Improvements Rev.	5.000%	5/1/2008	4,000	4,039
Ohio Refunding & Improvement Infrastructure	5.000%	8/1/2010	7,270	7,524
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2007 (1)	5,010	5,015
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2008 (1)	1,345	1,363
Ohio State Univ. General Receipts Rev.	5.000%	6/1/2008	6,595	6,663

				114,501

Oklahoma (0.4%)
Oklahoma Dev. Finance Auth. Rev. (Samuel Roberts Noble Foundation)	5.000%	5/1/2010	5,000	5,159
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/2008 (4)	4,700	4,748
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/2009 (4)	4,620	4,721

				14,628

Oregon (0.6%)
Oregon State Dept. Administrative Services	5.000%	9/1/2007 (4)	10,900	10,912
Oregon State Dept. Administrative Services	5.000%	9/1/2010 (4)	5,000	5,182
Portland OR Sewer System Rev.	5.000%	6/1/2008	6,750	6,822

				22,916

Pennsylvania (2.7%)
Allegheny County PA Port Auth. Rev.	6.000%	3/1/2009 (1)(Prere.)	2,565	2,677
Allegheny County PA Port Auth. Rev.	6.000%	3/1/2009 (1)(Prere.)	4,310	4,498
Allegheny County PA Port Auth. Rev.	6.250%	3/1/2009 (1)(Prere.)	3,740	3,917
Bethlehem PA Area School Dist.	5.375%	9/1/2009 (3)	4,855	4,861
Lancaster County PA GO	6.250%	5/1/2010 (3)(Prere.)	4,605	4,898
Lancaster County PA GO	6.250%	5/1/2010 (3)(Prere.)	4,370	4,648
Pennsylvania GO	5.250%	2/1/2008	15,440	15,559
Pennsylvania GO	5.000%	9/1/2009	8,235	8,444
Pennsylvania Higher Educ. Fac. Auth. Rev. (Rosemont College) PUT	3.630%	11/1/2007 LOC	3,000	2,998
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania)	5.500%	7/15/2008 (Prere.)	2,000	2,033
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.000%	6/15/2009 (3)	6,150	6,289
Pennsylvania State Univ. Rev.	5.000%	3/1/2008	8,025	8,085
Philadelphia PA GO	5.000%	8/1/2009 (11)	4,775	4,882
Pittsburgh PA GO	5.000%	9/1/2008 (1)	2,810	2,846
Pittsburgh PA GO	5.000%	9/1/2008 (1)(ETM)	11,615	11,771
Pittsburgh PA GO	5.750%	9/1/2009 (3)(Prere.)	4,505	4,676
Pittsburgh PA GO	6.000%	9/1/2009 (3)(Prere.)	4,450	4,641
Pittsburgh PA School Dist. GO	5.500%	9/1/2009 (4)(Prere.)	2,985	3,088
Pittsburgh PA School Dist. GO	5.500%	9/1/2009 (4)(Prere.)	2,680	2,772
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,537
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.610%	8/7/2007	1,000	1,000

				109,120

Puerto Rico (0.6%)
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2009	9,500	9,740
Puerto Rico Muni. Finance Agency	5.000%	8/1/2009	5,000	5,106
1 Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	3.860%	8/7/2007	10,000	10,000

				24,846

South Carolina (0.5%)
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	10,790	11,329
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.670%	8/7/2007 (2)	8,360	8,360

				19,689

Tennessee (5.2%)
Knox County TN GO	5.000%	4/1/2009	3,275	3,342
Memphis TN Electric System Rev.	5.000%	12/1/2008 (4)	15,000	15,245
Memphis TN GO	5.000%	10/1/2008	4,705	4,770
1 Memphis TN GO TOB VRDO	3.670%	8/7/2007 (3)	16,965	16,965
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	8/1/2010	5,165	5,345
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2009 (1)	2,000	2,034
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2010 (1)	35,675	36,631
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.670%	8/1/2007 LOC	2,785	2,785
1 Muni. Electric Acquisition Corp. Tennessee Gas Rev. TOB VRDO	3.670%	8/7/2007	85,650	85,650
Sevier County TN Public Building Auth. (Public Projects Construction Notes) PUT	3.750%	10/1/2007	4,000	3,999
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2010	5,000	5,093
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2010	18,965	19,389
Tennessee GO	5.250%	3/1/2010 (Prere.)	6,500	6,732
Tennessee Health, Educ. & Housing Fac. (Methodist Health System) PUT	5.000%	10/1/2008	5,720	5,784

				213,764

Texas (20.0%)
Aledo TX Independent School Dist. PUT	3.620%	8/1/2007	6,675	6,675
Arlington TX Independent School Dist.	5.000%	2/15/2010	10,105	10,392
Austin TX Public Improvement GO	5.250%	9/1/2009	7,545	7,607
Comal TX Independent School Dist.	5.750%	8/1/2009 (Prere.)	20,000	20,774
1 Comal TX Independent School Dist. TOB VRDO	3.670%	8/7/2007	8,300	8,300
Corpus Christi TX GO	5.000%	3/1/2009 (4)	2,000	2,038
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2007	1,200	1,200
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	3.300%	8/15/2008	10,000	9,929
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2009	5,000	5,098
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2009	27,810	28,354
Dallas TX GO	5.000%	2/15/2010	5,000	5,145
Dallas TX GO	5.000%	2/15/2010	8,965	9,224
Denton TX Independent School Dist. GO	5.200%	8/15/2008 (Prere.)	10,180	10,332
Denton TX Independent School Dist. PUT	3.000%	2/1/2008	11,100	11,032
1 Denton TX Independent School Dist. TOB VRDO	3.680%	8/7/2007	5,575	5,575
El Paso TX Independent School Dist. GO	5.375%	8/15/2008	5,000	5,082
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/2009	5,700	5,824
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/2009	15,200	15,530
Frisco TX GO	5.000%	2/15/2009 (4)	2,950	3,004
Grand Prairie TX Independent School Dist.	3.050%	8/1/2008	4,645	4,644
1 Harris County TX GO TOB VRDO	3.670%	8/7/2007 (2)	29,990	29,990
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Medical Center Project) VRDO	3.700%	8/1/2007 (1)	8,915	8,915
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assn. of Greater Houston) VRDO	3.700%	8/1/2007 LOC	8,000	8,000
Harris County TX Toll Road Rev.	5.000%	8/15/2008 (3)	9,355	9,477
Harris County TX Toll Road Rev. PUT	5.000%	8/15/2009 (3)	25,000	25,544
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.250%	9/1/2008 (2)	7,460	7,579
1 Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment) TOB VRDO	3.670%	8/7/2007 (2)	9,510	9,510
Houston TX Independent School Dist. GO	5.000%	2/15/2008	4,500	4,530
Houston TX Independent School Dist. GO	5.000%	2/15/2009 (Prere.)	14,315	14,583
Houston TX Independent School Dist. GO	5.000%	7/15/2009 (4)	3,600	3,685
Houston TX Independent School Dist. GO	5.000%	2/15/2010	8,585	8,827
Houston TX Util. System Rev.	5.250%	5/15/2010 (1)	2,300	2,387
1 Houston TX Util. System Rev. TOB VRDO	3.670%	8/7/2007 (4)	9,930	9,930
1 Houston TX Util. System Rev. TOB VRDO	3.670%	8/7/2007 (4)	25,675	25,675
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.680%	8/7/2007	5,960	5,960
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/2008	4,275	4,314
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/2009	3,990	4,058
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/2010	4,720	4,833
1 Longview TX Water & Sewer Rev. TOB VRDO	3.680%	8/7/2007 (1)	9,240	9,240
Mesquite TX Independent School Dist. GO PUT	3.650%	12/1/2008 (ETM)	16,810	16,771
Montgomery County TX PUT	5.000%	9/1/2008 (4)	3,000	3,038
Montgomery County TX PUT	5.000%	9/1/2010 (4)	2,500	2,575
1 North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	3.670%	8/7/2007 (3)	10,360	10,360
Northside TX Independent School Dist. PUT	3.780%	6/1/2009	10,000	9,998
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/2008	10,410	10,501
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/2009	19,950	20,263
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/2010	8,460	8,641
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2008	44,320	44,653
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009	8,500	8,683
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2010	9,185	9,445
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2010	5,760	5,957
Spring TX Independent School Dist. Schoolhouse GO PUT	3.750%	8/15/2007 (4)	7,000	7,000
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/2009 (4)	2,885	2,939
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	2,865	2,893
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	1,655	1,671
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	5,065	5,171
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	2,000	2,042
Texas A & M Univ. Rev. Financing System	5.250%	5/15/2010	10,000	10,372
Texas GO	6.000%	10/1/2008 (1)	5,750	5,897
1 Texas GO TOB VRDO	3.680%	8/7/2007	11,360	11,360
1 Texas GO TOB VRDO	3.680%	8/7/2007	7,500	7,500
Texas Muni. Gas Acquisition & Supply Corp. Rev.	3.921%	12/15/2009	10,000	9,950
Texas Muni. Gas Acquisition & Supply Corp. Rev.	3.991%	12/1/2010	10,000	9,993
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/2010	13,370	13,686
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.690%	8/7/2007	46,720	46,720
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.690%	8/7/2007	2,810	2,810
Texas Public Finance Auth. Rev.	5.000%	2/1/2010 (3)	5,000	5,141
Texas TRAN	4.500%	8/31/2007	52,705	52,733
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.000%	6/1/2008	64,865	65,537
Univ. of Houston TX Rev.	5.250%	2/15/2008 (4)	5,435	5,479
Univ. of Houston TX Rev.	5.500%	2/15/2010 (1)(Prere.)	5,500	5,725
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2007	5,000	5,002
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2008	2,500	2,532
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2008	7,000	7,091
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2010	4,470	4,623

				817,548

Utah (0.2%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/2010 (4)	6,290	6,500

Vermont (0.1%)
Vermont GO	5.000%	2/1/2008	4,855	4,888

Virginia (1.0%)
Peninsula Ports Auth. Virginia Rev. (Dominion Term Assn. Project) PUT	3.300%	10/1/2008	2,500	2,472
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	5,800	1,080
Rappahannock VA Regional Jail Auth Rev. GAN	4.250%	12/1/2009	5,000	5,027
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/2008	10,885	10,956
Virginia Public Building Auth. Rev.	5.000%	8/1/2009	7,050	7,222
Virginia Public Building Auth. Rev.	5.000%	8/1/2010	4,000	4,137
Virginia Public School Auth. Rev.	5.000%	8/1/2010	6,000	6,209
Virginia Public School Auth. Rev.	5.500%	8/1/2010	4,645	4,872

				41,975

Washington (3.3%)
Douglas County WA Public Util. Dist. No. 1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/2007 (1)	2,665	2,668
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2009	15,000	15,338
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2010	42,450	43,819
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/2009	8,090	8,272
King County WA (Bellevue School Dist.) GO	5.000%	12/1/2010 (4)	2,965	3,075
Port of Seattle WA Rev.	5.000%	3/1/2009 (4)	3,415	3,479
Port of Seattle WA Rev.	5.000%	3/1/2010 (4)	3,230	3,323
Seattle WA Drain & Wastewater Rev.	4.000%	2/1/2008	2,075	2,078
Seattle WA Drain & Wastewater Rev.	4.000%	2/1/2009	2,170	2,178
1 Seattle WA Refunding & Improvement GO TOB VRDO	3.670%	8/7/2007	5,935	5,935
Washington GO	5.500%	9/1/2007	13,130	13,149
Washington GO	4.000%	7/1/2008	5,180	5,193
Washington GO	5.000%	7/1/2010	5,525	5,706
Washington GO	5.000%	1/1/2011 (2)	21,735	22,549

				136,762

West Virginia (0.3%)
West Virginia GO	5.500%	6/1/2010 (4)	5,000	5,232
West Virginia Higher Educ. Policy Comm. Rev.	5.000%	4/1/2008 (1)	2,500	2,521
West Virginia Water Dev. Auth. Rev.	5.625%	10/1/2010 (4)(Prere.)	5,000	5,268

				13,021

Wisconsin (1.9%)
Kenosha WI GO	4.000%	9/1/2007 (4)	1,695	1,695
Milwaukee WI GO	5.000%	2/15/2009 (4)	5,835	5,946
Milwaukee WI GO	5.000%	10/1/2010 (1)	12,735	13,198
Wisconsin Clean Water Rev.	5.000%	6/1/2009	3,175	3,245
Wisconsin GO	5.000%	5/1/2008	8,055	8,131
Wisconsin GO	5.000%	5/1/2010 (1)	14,405	14,863
Wisconsin GO	5.000%	5/1/2010 (1)	8,690	8,966
1 Wisconsin GO TOB VRDO	3.680%	8/7/2007 (4)	11,210	11,210
Wisconsin Transp. Rev.	5.000%	7/1/2008 (3)	8,750	8,853

				76,107

Multiple States (0.1%)
1 Various States TOB VRDO	3.810%	8/7/2007 (1)(2)(3)(4)	4,015	4,015
1 Various States TOB VRDO	3.810%	8/7/2007	2,700	2,700

				6,715

Total Municipal Bonds
(Cost $3,992,647)				3,982,839

Temporary Cash Investment (2.1%)			Shares

3 Vanguard Municipal Cash Management Fund, 3.586%
(Cost $85,528)			85,527,600	85,528

Total Investments (99.5%)
(Cost $4,078,175)				4,068,367

Other Assets and Liabilities—Net (0.5%)	21,985

Net Assets (100%)				4,090,352

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $730,673,000, representing 17.9% of net assets.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2007.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc. (11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2007, the cost of investment securities for tax purposes was $4,078,175,000. Net unrealized depreciation of investment securities for tax purposes was $9,808,000, consisting of unrealized gains of $602,000 on securities that had risen in value since their purchase and $10,410,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.1%)

Alabama (0.3%)
Alabama GO	5.250%	6/1/2012	5,105	5,358
Alabama GO	5.250%	6/1/2013	5,105	5,355
Alabama GO	5.250%	6/1/2014	5,155	5,407
Alabama GO	5.250%	6/1/2015	3,455	3,618
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/2025	5,000	4,884
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/2012 (3)(Prere.)	15,040	15,827

				40,449

Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/2011 (1)	5,395	6,257
Matanuska-Susitna Borough AK GO	5.500%	3/1/2012 (3)	6,000	6,311
North Slope Borough AK GO	0.000%	6/30/2010 (1)	8,000	7,135

				19,703

Arizona (1.4%)
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	5,500	5,835
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	11,030	11,702
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	5,000	5,305
Arizona School Fac. Board Rev. COP	5.000%	9/1/2011 (1)	10,000	10,432
Arizona Transp. Board Highway Rev.	6.000%	7/1/2010	25,000	26,525
Arizona Transp. Board Highway Rev.	5.000%	7/1/2017	11,960	12,702
Arizona Transp. Board Highway Rev.	5.250%	7/1/2018	4,000	4,205
Arizona Transp. Board Highway Rev.	5.250%	7/1/2019	4,110	4,317
Arizona Transp. Board Highway Rev.	5.000%	7/1/2022	8,630	9,025
Arizona Transp. Board Highway Rev.	5.000%	7/1/2023	8,180	8,529
Arizona Transp. Board Highway Rev.	5.000%	7/1/2024	2,000	2,083
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/2016	6,500	6,731
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/2017	6,000	6,194
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/2018	6,000	6,170
Mesa AZ Util. System Rev.	5.000%	7/1/2019 (3)	10,000	10,744
Mesa AZ Util. System Rev.	5.000%	7/1/2021 (3)	12,000	12,925
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/2009 (4)	4,795	4,905
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/2010 (4)	2,500	2,552
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/2011 (4)	3,000	3,062
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/2012 (3)	9,645	10,155
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/2013 (3)	5,000	5,263
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/2014 (3)	6,820	7,178
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/2014 (3)	4,215	4,503
Phoenix AZ GO	7.500%	7/1/2008	5,000	5,167
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/2016 (Prere.)	7,350	7,891
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/2016 (Prere.)	7,780	8,352
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/2016 (Prere.)	6,210	6,667
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/2016 (Prere.)	4,000	4,294
Tucson AZ GO	7.375%	7/1/2013	4,500	5,314

				218,727

California (11.0%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2021	20,195	21,297
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2022	5,800	6,132
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2023	13,500	14,240
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2023	28,000	29,404
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2024	29,930	31,387
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2024	12,955	13,644
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2025	17,000	17,790
California GO	5.700%	8/1/2007	1,000	1,000
California GO	5.750%	8/1/2008 (3)	855	864
California GO	6.300%	9/1/2010	4,000	4,292
California GO	5.250%	10/1/2013 (1)	6,115	6,589
California GO	5.250%	2/1/2014	20,000	21,355
California GO	5.250%	11/1/2014	10,000	10,698
California GO	5.000%	3/1/2015	11,910	12,627
California GO	5.250%	11/1/2015	10,225	10,880
California GO	6.000%	4/1/2018	11,980	13,718
California GO	5.000%	12/1/2018	8,665	9,063
California GO	5.000%	3/1/2022 (2)	10,000	10,449
California GO	5.000%	3/1/2023	38,920	40,309
California GO	5.000%	3/1/2023	35,495	36,900
California GO	5.000%	6/1/2023 (2)	10,000	10,417
California GO	5.125%	11/1/2023	7,000	7,313
California GO	5.000%	3/1/2024	30,390	31,548
California GO	5.000%	3/1/2025	14,125	14,643
California GO	5.000%	8/1/2026	9,000	9,293
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2017	8,000	8,302
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2019	3,135	3,227
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2020	4,180	4,291
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2021	6,165	6,307
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2009	4,555	4,634
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2010	6,635	6,750
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2012	7,895	8,032
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2014	8,370	8,900
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2015	10,105	10,795
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2016	8,750	9,308
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2017	7,085	7,501
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2018	6,500	6,844
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2019	11,820	12,397
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2020	10,000	10,457
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2021	15,230	15,874
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2022	15,985	16,629
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2023	11,465	11,904
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2024	10,000	10,370
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2025	7,500	7,762
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2026	7,500	7,748
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/2012 (2)(Prere.)	37,000	39,940
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2012 (1)	8,000	8,600
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2012 (2)(Prere.)	77,880	84,489
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/2012 (Prere.)	15,000	16,597
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/2013	20,000	21,904
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2014 (2)	10,000	10,787
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2015 (2)	61,875	66,745
California State Econ. Recovery Bonds	5.000%	7/1/2015	93,700	99,455
California State Econ. Recovery Bonds	5.000%	7/1/2016	7,000	7,296
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	300	307
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	995	1,023
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/2008	73,000	73,490
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	8,750	8,915
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	30,000	29,586
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.700%	6/1/2009	55,000	55,749
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/2014	23,550	22,999
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.500%	11/1/2011 (1)	5,660	5,795
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/2011 (1)(Prere.)	8,110	8,549
Fresno CA Sewer Rev.	6.250%	9/1/2014 (2)	12,000	13,348
Golden State Tobacco Securitization Corp. California	6.250%	6/1/2013 (Prere.)	39,580	43,215
Golden State Tobacco Securitization Corp. California	6.750%	6/1/2013 (Prere.)	79,735	91,403
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2014	9,000	9,129
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2015	6,505	6,593
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2016	12,545	12,678
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2017	11,255	11,341
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2021 (2)	15,000	15,393
Golden State Tobacco Securitization Corp. California	4.500%	6/1/2027	13,410	12,701
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2029 (2)	40,000	40,734
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2030 (2)	20,000	20,404
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2015	20,000	20,982
Los Angeles CA USD GO	5.250%	7/1/2013 (4)(Prere.)	10,105	10,880
Los Angeles CA USD GO	5.000%	7/1/2023 (3)	46,690	48,894
Los Angeles CA USD GO	5.000%	7/1/2024 (1)	19,915	20,828
Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.500%	7/1/2010 (4)	51,070	53,736
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2021 (2)	11,775	12,316
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2022 (2)	7,015	7,323
Saddleback Valley CA USD	5.000%	8/1/2023 (4)	5,460	5,736
San Bernardino County CA Medical Center COP	7.000%	8/1/2008 (1)	9,045	9,334
San Bernardino County CA Medical Center COP	7.000%	8/1/2009 (1)	9,705	10,307
San Bernardino County CA Medical Center COP	7.000%	8/1/2010 (1)	10,525	11,472
San Diego CA USD GO	5.500%	7/1/2024 (4)	6,620	7,508
San Diego CA USD GO	5.500%	7/1/2025 (4)	14,680	16,706
San Diego CA USD GO	5.500%	7/1/2026 (4)	23,990	27,320
San Diego CA USD GO	5.500%	7/1/2027 (4)	17,695	20,208
Univ. of California Rev.	5.000%	5/15/2021	11,125	11,723
Univ. of California Rev.	5.000%	5/15/2022	10,000	10,515
Univ. of California Rev.	5.000%	5/15/2033 (2)	20,000	20,617

				1,729,454

Colorado (1.9%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	18,935	20,143
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	10,000	10,638
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	20,000	21,276
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	10,000	10,638
Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)	20,795	22,228
Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)	6,185	6,611
1 Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)	25,185	26,920
Colorado Dept. of Transp. Rev.	5.375%	6/15/2012 (Prere.)	8,500	9,145
Colorado Dept. of Transp. Rev.	5.500%	6/15/2012 (1)	11,780	12,646
Colorado Dept. of Transp. Rev.	5.500%	6/15/2013 (1)	14,500	15,730
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,185	5,483
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,500	5,817
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2009 (1)	2,965	3,030
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2010 (1)	1,740	1,775
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2011 (1)	3,415	3,482
Colorado Springs CO Util. System Rev.	5.000%	11/15/2009	5,000	5,134
Colorado Springs CO Util. System Rev.	5.375%	11/15/2012	12,620	13,359
Colorado Springs CO Util. System Rev.	5.375%	11/15/2014	12,745	13,470
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/2018	6,490	6,923
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/2019	5,865	6,234
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/2020	8,255	8,752
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2014	7,065	7,476
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2010 (1)(Prere.)	8,100	6,511
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2011 (1)	8,000	6,803
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2011 (1)(ETM)	6,600	5,621
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2017 (1)	24,490	15,749
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2019 (1)	15,100	8,747
Larimer County CO School Dist. No. R-1 Poudre GO	5.000%	12/15/2016 (4)	10,135	10,888
Northern Colorado Water Conservation Dist. Rev.	6.350%	12/1/2007 (2)	4,155	4,190
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/2021 (3)	6,605	6,921

				302,340

Connecticut (1.6%)
Connecticut GO	5.400%	11/15/2007	685	686
Connecticut GO	5.000%	4/15/2008	4,510	4,551
Connecticut GO	5.250%	6/15/2008	7,000	7,094
Connecticut GO	5.000%	4/15/2009	6,810	6,955
Connecticut GO	5.375%	12/15/2010 (Prere.)	6,165	6,463
Connecticut GO	5.375%	6/15/2011 (Prere.)	5,000	5,275
Connecticut GO	5.125%	11/15/2011 (Prere.)	25,375	26,652
Connecticut GO	5.125%	11/15/2011 (Prere.)	5,675	5,970
Connecticut GO	5.500%	11/15/2011 (4)	21,215	22,637
Connecticut GO	5.500%	12/15/2011 (1)	9,000	9,614
Connecticut GO	5.500%	12/15/2012 (4)	5,020	5,426
Connecticut GO	5.000%	11/1/2013	10,000	10,635
Connecticut GO	5.125%	11/15/2013	19,000	19,926
Connecticut GO	5.500%	12/15/2013	4,705	5,140
Connecticut GO	5.500%	12/15/2014	8,700	9,590
Connecticut GO	5.000%	11/1/2015	5,000	5,375
Connecticut GO	5.000%	12/15/2015	14,345	15,431
Connecticut GO	5.000%	12/15/2017	5,400	5,793
Connecticut GO	5.000%	12/15/2018	11,000	11,746
Connecticut GO	5.000%	12/15/2020	23,650	25,140
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/2010	12,000	12,747
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/2013 (4)	20,000	21,118
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/2012 (4)	6,275	6,640

				250,604

District of Columbia (1.0%)
District of Columbia GO	5.200%	6/1/2008 (2)	4,390	4,441
District of Columbia GO	5.250%	6/1/2008 (1)	7,855	7,952
District of Columbia GO	5.250%	6/1/2008 (1)(ETM)	2,145	2,172
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,275	1,293
District of Columbia GO	5.500%	6/1/2008 (4)	3,725	3,779
District of Columbia GO	5.500%	6/1/2009 (4)(Prere.)	1,890	1,965
District of Columbia GO	5.500%	6/1/2010 (4)	15,000	15,674
District of Columbia GO	5.500%	6/1/2010 (2)	10,490	10,961
District of Columbia GO	5.750%	6/1/2010 (1)	15,465	16,258
District of Columbia GO	6.000%	6/1/2011 (1)	6,550	7,047
District of Columbia GO	5.500%	6/1/2012 (4)	4,630	4,798
District of Columbia GO	0.000%	6/1/2013 (1)	10,945	8,634
District of Columbia GO	0.000%	6/1/2014 (1)	16,650	12,543
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2007 (1)(ETM)	2,985	2,987
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2008 (1)(ETM)	3,160	3,231
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2010 (1)(ETM)	2,555	2,709
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2012 (1)(ETM)	2,995	3,279
2 District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/2021 (2)	5,610	5,918
2 District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/2022 (2)	5,800	6,109
2 District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/2023 (2)	6,600	6,935
2 District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/2024 (2)	6,190	6,494
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/2023 (4)	15,115	16,880

				152,059

Florida (4.7%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2009	15,885	16,351
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,059
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2010	21,330	21,945
Broward County FL School Board COP	5.250%	7/1/2020 (1)	4,155	4,381
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/2014 (1)	35,000	37,028
Florida Board of Educ. Capital Outlay	5.250%	1/1/2008 (Prere.)	15,775	16,030
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	5,000	5,053
Florida Board of Educ. Capital Outlay	6.000%	6/1/2010 (Prere.)	4,530	4,836
Florida Board of Educ. Capital Outlay	5.250%	6/1/2013	3,845	4,109
Florida Board of Educ. Public Educ.	5.250%	6/1/2013 (4)	17,825	19,003
Florida Board of Educ. Public Educ.	5.375%	6/1/2013	6,820	7,308
Florida Board of Educ. Public Educ.	5.000%	6/1/2014	5,040	5,353
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2010 (3)	5,800	5,930
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2011 (3)	10,840	11,083
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2012 (3)	11,410	11,665
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2013 (3)	7,150	7,629
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2013 (2)	18,200	19,486
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (2)	10,875	11,588
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (3)	7,860	8,473
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2014 (1)	6,000	6,377
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2014 (3)	3,700	3,946
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2014 (2)	19,155	20,649
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2015 (1)	10,240	10,856
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2015 (2)	10,165	11,020
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2015 (3)	5,000	5,248
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2016 (2)	6,215	6,648
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2017 (3)	6,000	6,396
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2020 (2)	12,845	13,563
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2021 (2)	13,390	14,108
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2023 (2)	11,235	11,770
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/2009 (4)	18,580	19,005
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/2009 (1)	14,330	14,658
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/2010 (3)	3,615	3,809
Florida Dept. of Environmental Protection & Preservation Rev.	5.375%	7/1/2013 (1)	7,645	8,199
Florida Dept. of Environmental Protection & Preservation Rev.	5.500%	7/1/2013 (4)	11,920	12,906
Florida Dept. of Transp.	5.250%	7/1/2015	4,000	4,142
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protection	6.000%	7/1/2012(2)	11,500	12,560
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/2012	40,000	41,786
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/2012	17,865	18,860
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/2013 (4)	3,905	4,184
Florida Turnpike Auth. Rev.	5.250%	7/1/2011 (4)	5,000	5,260
Florida Turnpike Auth. Rev.	5.250%	7/1/2011 (3)	2,185	2,234
Florida Turnpike Auth. Rev.	5.000%	7/1/2016 (4)	10,000	10,562
Florida Turnpike Auth. Rev.	5.000%	7/1/2019 (2)	4,425	4,684
Florida Turnpike Auth. Rev.	5.000%	7/1/2020 (2)	4,645	4,905
Florida Turnpike Auth. Rev.	5.000%	7/1/2025 (2)	5,885	6,147
Fort Myers FL Rev.	5.000%	12/1/2025 (1)	7,340	7,668
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2020	1,000	1,018
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2020	1,000	1,018
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2021	1,000	1,017
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2021	1,100	1,119
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2022	1,000	1,013
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2022	1,000	1,013
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2023	1,500	1,516
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2023	500	505
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2027	10,000	10,067
Hillsborough County FL School Board COP	5.500%	7/1/2014 (1)	4,370	4,749
Hillsborough County FL Util. Rev.	5.500%	8/1/2013 (2)	10,000	10,838
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2019 (1)	5,000	5,237
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2020 (1)	5,000	5,226
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/2013 (3)	3,045	3,306
Lakeland FL Electric & Water Rev.	6.050%	10/1/2012 (4)	10,000	10,987
Miami-Dade County FL School Board COP	5.250%	8/1/2009 (2)	11,320	11,589
Miami-Dade County FL School Board COP	5.250%	8/1/2010 (2)	12,140	12,426
Miami-Dade County FL School Board COP	5.000%	11/1/2021 (2)	3,280	3,430
Miami-Dade County FL School Board COP	5.000%	11/1/2022 (2)	3,155	3,288
Miami-Dade County FL School Board COP	5.000%	11/1/2023 (2)	2,500	2,603
Miami-Dade County FL School Board COP	5.000%	11/1/2025 (2)	5,025	5,217
Orange County FL School Board COP	5.000%	8/1/2023 (3)	9,000	9,364
Orange County FL School Board COP	5.000%	8/1/2024 (3)	4,000	4,159
Orange County FL Tourist Dev. Rev.	5.000%	10/1/2027 (2)	12,630	13,092
Orange County FL Tourist Dev. Rev.	5.000%	10/1/2028 (2)	13,125	13,587
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/2014 (2)	4,000	4,267
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/2013 (ETM)	10,000	10,744
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/2014 (ETM)	5,000	5,417
Seminole County FL Water & Sewer Rev.	5.000%	10/1/2023	5,000	5,236
Seminole County FL Water & Sewer Rev.	5.000%	10/1/2024	5,000	5,232
South Florida Water Management Dist.	5.000%	10/1/2013 (2)	5,000	5,271
South Florida Water Management Dist.	5.000%	10/1/2014 (2)	9,460	10,011
South Florida Water Management Dist.	5.000%	10/1/2015 (2)	5,800	6,157
South Florida Water Management Dist.	5.000%	10/1/2016 (2)	3,000	3,189
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/2020	10,000	10,432
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/2011 (1)	3,000	3,110
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/2024 (2)	15,350	16,046

				733,956

Georgia (4.5%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2015 (3)	11,930	12,548
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2016 (3)	5,000	5,251
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/2033 (4)	9,000	9,243
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2010 (3)	10,000	10,443
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2011 (3)	10,000	10,552
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2025 (4)	10,000	11,667
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2026 (4)	15,460	18,061
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2027 (4)	6,635	7,778
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2028 (4)	7,500	8,842
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	37,375	37,581
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/2024	9,000	10,007
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/2025	17,590	19,586
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/2026	21,310	23,726
Fulton County GA COP	5.750%	11/1/2011 (2)	6,000	6,394
Fulton County GA COP	6.000%	11/1/2012 (2)	5,985	6,420
Fulton County GA COP	6.000%	11/1/2013 (2)	6,325	6,785
Fulton County GA COP	6.000%	11/1/2014 (2)	4,675	5,015
Fulton County GA School Dist. GO	6.375%	5/1/2010	11,540	12,019
Georgia GO	6.250%	8/1/2007	5,500	5,500
Georgia GO	6.750%	8/1/2007	6,100	6,100
Georgia GO	7.400%	8/1/2007 (ETM)	325	325
Georgia GO	7.400%	8/1/2007	10,875	10,875
Georgia GO	7.000%	11/1/2007	17,960	18,103
Georgia GO	7.400%	8/1/2008 (ETM)	170	176
Georgia GO	7.400%	8/1/2008	5,730	5,933
Georgia GO	7.100%	9/1/2009	7,900	8,423
Georgia GO	7.450%	1/1/2010	4,000	4,333
Georgia GO	6.250%	8/1/2010	7,800	8,351
Georgia GO	6.750%	9/1/2010	8,000	8,690
Georgia GO	5.700%	7/1/2011	4,470	4,786
Georgia GO	5.750%	9/1/2011	2,500	2,688
Georgia GO	5.000%	10/1/2011	18,810	19,708
Georgia GO	5.000%	11/1/2011 (Prere.)	16,500	17,276
Georgia GO	5.000%	11/1/2011 (Prere.)	15,570	16,302
Georgia GO	5.250%	12/1/2011	18,320	19,409
Georgia GO	5.400%	4/1/2013	7,525	8,129
Georgia GO	5.000%	10/1/2013	21,050	22,408
Georgia GO	5.500%	7/1/2014	15,750	17,314
Georgia GO	5.000%	10/1/2014	19,250	20,618
2 Georgia GO	5.500%	7/1/2015	10,000	11,095
2 Georgia GO	5.000%	10/1/2015	21,910	23,561
Georgia GO	5.000%	4/1/2016	15,590	16,768
Georgia GO	5.000%	7/1/2016	10,000	10,774
Georgia GO	5.000%	7/1/2016	8,000	8,572
Georgia GO	5.000%	10/1/2016	24,515	26,487
Georgia GO	5.000%	10/1/2018	20,735	22,233
Georgia GO	5.000%	9/1/2019	7,580	8,024
Georgia Road & Tollway Auth. Rev.	5.000%	10/1/2021	14,250	14,855
Georgia Road & Tollway Auth. Rev.	5.000%	10/1/2022	10,355	10,795
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2014	9,385	9,964
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2015	8,775	9,305
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2016	9,000	9,555
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2020	23,970	24,556
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2021	37,000	37,769
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2021	12,500	12,722
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	6.650%	1/1/2008 (1)	9,220	9,329

				713,729

Hawaii (1.3%)
Hawaii GO	5.625%	9/1/2009 (4)(Prere.)	3,510	3,672
Hawaii GO	6.000%	12/1/2009 (3)	3,550	3,728
Hawaii GO	5.750%	10/1/2010 (1)(Prere.)	115	121
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,000	2,122
Hawaii GO	6.000%	11/1/2010 (4)	10,000	10,672
Hawaii GO	5.750%	10/1/2011 (1)	2,095	2,214
Hawaii GO	5.375%	8/1/2012 (3)	14,490	15,288
Hawaii GO	5.375%	8/1/2012 (3)	14,200	14,998
Hawaii GO	5.625%	9/1/2012 (4)	1,490	1,556
Hawaii GO	5.750%	10/1/2012 (1)	2,130	2,247
Hawaii GO	5.375%	8/1/2013 (3)	14,700	15,487
Hawaii GO	5.375%	8/1/2013 (3)	16,595	17,484
Hawaii GO	5.375%	8/1/2014 (3)	17,985	18,948
Hawaii GO	5.375%	8/1/2014 (3)	11,650	12,274
Hawaii GO	5.750%	2/1/2015 (4)	5,000	5,572
Hawaii GO	5.000%	7/1/2017 (2)	45,235	48,040
Hawaii GO	5.000%	10/1/2022 (1)	7,000	7,319
Hawaii GO	5.000%	10/1/2023 (1)	5,000	5,220
Honolulu HI City & County GO	6.000%	1/1/2008	5	5
Honolulu HI City & County GO	8.000%	10/1/2009 (ETM)	3,620	3,932
Honolulu HI City & County GO	5.000%	7/1/2023 (1)	10,000	10,458

				201,357

Illinois (2.3%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2012 (3)	26,000	21,818
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2013 (3)	32,670	26,237
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2012 (Prere.)	13,425	14,340
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2012 (Prere.)	15,715	16,786
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2012 (Prere.)	7,150	7,637
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2012 (Prere.)	5,540	5,918
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/2009	3,000	3,150
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	3,200	3,409
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	4,035	4,298
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	2,000	2,130
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	3,595	3,830
Chicago IL Water Rev.	0.000%	11/1/2014 (2)	7,460	5,523
Chicago IL Water Rev.	0.000%	11/1/2015 (2)	7,555	5,328
Illinois GO	5.000%	10/1/2010	9,000	9,316
Illinois GO	5.375%	7/1/2012 (1)(Prere.)	5,500	5,875
Illinois GO	5.250%	10/1/2012	14,000	14,886
Illinois GO	5.500%	8/1/2013 (1)	14,005	15,200
Illinois GO	5.375%	7/1/2014 (1)	5,000	5,314
Illinois GO	5.250%	10/1/2014	40,000	42,763
Illinois GO	5.500%	8/1/2017 (1)	7,500	7,989
Illinois GO	5.500%	8/1/2018 (1)	6,000	6,385
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2010 (1)	5,000	5,102
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2011 (1)	4,000	4,080
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2012 (1)	4,280	4,366
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2008 (2)	945	985
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2008 (2)	5,895	6,144
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2009 (2)	3,225	3,515
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2009 (2)	1,030	1,123
Illinois Sales Tax Rev.	6.125%	6/15/2010 (Prere.)	4,250	4,516
Illinois Sales Tax Rev.	6.125%	6/15/2014	6,850	7,262
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/2010 (2)	25,000	26,291
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2016 (1)	8,330	5,555
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2019 (3)	39,340	23,087
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2023 (1)	32,515	15,270
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2024 (1)	15,895	7,116
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/2016 (1)	15,270	10,532

				353,076

Indiana (0.0%)
Indiana Muni. Power Agency Rev.	5.875%	1/1/2010 (1)	4,500	4,713

Kansas (0.1%)
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2016	1,250	1,298
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2017	1,000	1,034
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2018	1,000	1,030
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2019	1,500	1,538
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2020	1,500	1,535
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2021	1,500	1,532
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2024	6,505	6,600
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2026	7,000	7,117

				21,684

Kentucky (0.6%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/2010 (Prere.)	3,500	3,701
Kentucky Property & Building Comm. Rev.	5.750%	10/1/2010 (Prere.)	6,135	6,487
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2011 (4)(Prere.)	11,815	12,439
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2011 (4)(Prere.)	9,725	10,239
Kentucky Property & Building Comm. Rev.	5.375%	10/1/2011 (1)(Prere.)	5,000	5,297
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2012 (4)	10,000	10,743
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2013 (4)	27,540	28,888
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2015 (4)	15,480	16,238

				94,032

Louisiana (2.7%)
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/2020 (3)	6,200	6,601
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2030 (3)	46,465	47,998
Louisiana GO	5.250%	4/15/2008 (4)(Prere.)	11,395	11,627
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	18,825	19,943
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	8,500	9,005
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	17,865	18,926
Louisiana GO	5.000%	5/1/2011 (4)	16,830	17,511
Louisiana GO	5.000%	5/1/2012 (4)	18,955	19,875
Louisiana GO	5.500%	5/15/2012 (3)	12,660	13,292
Louisiana GO	5.500%	5/15/2013 (3)	5,345	5,604
Louisiana GO	5.000%	5/1/2018 (4)	25,710	27,273
Louisiana GO	5.000%	5/1/2021 (4)	9,765	10,280
Louisiana GO	5.000%	5/1/2023 (4)	32,565	34,162
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)	5.375%	7/1/2008 (1)(Prere.)	4,990	5,111
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/2018 (2)	14,470	15,246
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/2021 (2)	20,000	20,899
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/2022 (2)	14,160	14,775
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/2023 (2)	10,000	10,412
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/2037	115,000	114,417

				422,957

Maryland (0.7%)
Maryland Dept. of Transp.	5.000%	3/1/2015	7,600	8,127
Maryland Dept. of Transp.	5.000%	3/1/2016	5,900	6,332
Maryland GO	5.500%	7/15/2009	16,490	17,057
Maryland GO	5.500%	3/1/2016	8,035	8,954
Maryland GO	5.000%	3/15/2017	17,540	18,914
2 Maryland GO	5.000%	8/1/2017	15,760	16,834
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/2015	3,915	4,063
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/2016	2,980	3,080
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/2010 (Prere.)	4,000	4,346
Maryland Transp. Auth. Rev.	5.000%	3/1/2016	2,500	2,676
Maryland Transp. Auth. Rev.	5.000%	3/1/2017	5,000	5,360
Montgomery County MD GO	5.000%	11/1/2010	9,770	10,158
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/2013	7,800	8,289

				114,190

Massachusetts (7.9%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/2013	5,785	6,146
Chelsea MA GO	5.500%	6/15/2009 (2)	3,000	3,097
Chelsea MA GO	5.500%	6/15/2011 (2)	5,000	5,120
Chelsea MA GO	5.500%	6/15/2012 (2)	5,000	5,120
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2021	6,840	7,716
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2022	13,000	14,009
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2023	10,000	10,789
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2024	10,000	10,797
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2024	10,525	11,991
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2024 (1)	5,000	5,696
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2028	10,000	11,140
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2029	5,000	5,571
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2030	8,500	9,484
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2013 (1)	16,670	17,826
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2014 (1)	7,340	7,849
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2015 (1)	8,310	8,886
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2016 (1)	3,500	3,744
Massachusetts GAN	5.125%	6/15/2010	10,755	11,035
Massachusetts GAN	5.250%	6/15/2010	23,675	24,331
Massachusetts GAN	5.125%	12/15/2010	5,000	5,130
Massachusetts GAN	5.250%	12/15/2010	26,275	27,000
Massachusetts GAN	5.125%	6/15/2011	8,555	8,778
Massachusetts GAN	5.250%	6/15/2011	15,000	15,414
Massachusetts GAN	5.250%	12/15/2011	14,820	15,229
Massachusetts GAN	5.750%	12/15/2011	20,000	21,177
Massachusetts GAN	5.750%	6/15/2012	11,280	11,915
Massachusetts GAN	5.125%	12/15/2012	5,000	5,130
Massachusetts GAN	5.125%	6/15/2013	5,000	5,130
Massachusetts GAN	5.750%	6/15/2013	10,000	10,563
Massachusetts GO	6.000%	2/1/2010 (Prere.)	5,450	5,781
Massachusetts GO	5.750%	6/1/2010 (Prere.)	10,000	10,522
Massachusetts GO	5.500%	11/1/2016 (1)(ETM)	75,000	83,788
Massachusetts GO	5.500%	11/1/2016 (2)	50,000	55,597
Massachusetts GO	5.500%	11/1/2016 (ETM)	25,000	27,929
Massachusetts GO	5.500%	11/1/2017 (1)	20,000	22,309
Massachusetts GO	5.500%	11/1/2017 (4)	7,000	7,808
Massachusetts GO	5.500%	10/1/2018	10,000	11,158
Massachusetts GO	5.250%	8/1/2021	10,000	11,014
Massachusetts GO	5.250%	8/1/2021 (2)	19,985	22,033
Massachusetts GO	5.250%	8/1/2022	20,000	22,061
Massachusetts GO	5.250%	8/1/2023	20,000	22,133
Massachusetts GO	5.500%	8/1/2030 (2)	25,020	28,660
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2009 (1)	4,215	4,306
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2010 (1)	4,440	4,535
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2011 (1)	4,670	4,767
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2012 (1)	1,850	1,888
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/2012	10,000	10,868
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/2020	1,810	1,843
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2028	2,640	2,715
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/2012 (1)	22,865	24,265
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/2013 (1)	20,000	21,216
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/2021 (4)	41,095	42,975
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/2023 (4)	6,800	7,125
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/2014 (3)(Prere.)	8,685	9,324
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/2019 (3)	5,000	5,472
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/2026 (3)	32,360	36,908
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/2028 (3)	11,075	12,688
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,360	2,414
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,565	2,624
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2009	435	445
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,227
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,226
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,510	1,589
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	970	1,021
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2010	3,835	4,029
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011	830	849
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011 (ETM)	6,475	6,820
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2011	3,180	3,340
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2012	295	302
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2012	4,945	5,194
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2013	3,835	4,028
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2014	140	143
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2020	27,360	30,129
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2020	7,500	8,259
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/2021	6,955	7,656
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/2021	13,955	15,036
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2021	11,805	13,028
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2021	6,500	7,173
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/2025	5,000	5,396
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2025	5,355	5,945
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2010 (ETM)	30,220	32,487
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2019 (ETM)	37,515	43,721
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2021 (2)	11,135	11,873
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2022 (2)	27,710	29,496
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2023 (2)	29,865	31,709
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2024 (2)	19,920	21,114
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2025 (2)	6,380	6,745
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2026 (2)	6,710	7,070
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/2030 (4)	35,965	40,081
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2031 (2)	13,025	13,571
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/2031 (4)	5,130	5,715
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/2032 (4)	7,295	8,123
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/2019 (2)	25,625	27,040

				1,234,119

Michigan (2.2%)
Detroit MI Sewer System Rev.	5.000%	7/1/2013 (4)(Prere.)	15,665	16,584
Detroit MI Sewer System Rev.	5.125%	7/1/2015 (1)(Prere.)	12,375	13,337
Detroit MI Sewer System Rev.	0.000%	7/1/2016 (3)	7,500	5,126
Detroit MI Sewer System Rev.	5.000%	7/1/2028 (4)	6,155	6,320
Detroit MI Sewer System Rev.	5.125%	7/1/2033 (1)	18,790	19,543
Detroit MI Water Supply System	5.000%	7/1/2019 (1)	5,000	5,270
Detroit MI Water Supply System	5.000%	7/1/2020 (1)	7,665	8,059
Detroit MI Water Supply System	5.000%	7/1/2020 (4)	8,535	8,973
Detroit MI Water Supply System	5.000%	7/1/2022 (1)	4,000	4,193
Detroit MI Water Supply System	5.000%	7/1/2023 (1)	4,000	4,184
Detroit MI Water Supply System	5.000%	7/1/2024 (4)	27,425	28,647
Detroit MI Water Supply System	5.000%	7/1/2025 (4)	9,955	10,376
Michigan Building Auth. Rev.	5.375%	10/15/2007 (Prere.)	5,880	5,957
Michigan Building Auth. Rev.	6.000%	10/15/2007 (ETM)	9,000	9,040
Michigan Building Auth. Rev.	5.500%	10/15/2011 (Prere.)	8,440	8,986
Michigan Building Auth. Rev.	5.500%	10/15/2011 (Prere.)	6,010	6,398
Michigan Building Auth. Rev.	5.500%	10/15/2012	6,695	7,075
Michigan Building Auth. Rev.	5.250%	10/15/2013	2,500	2,566
Michigan Building Auth. Rev.	5.250%	10/15/2013 (4)	12,000	12,894
Michigan Building Auth. Rev.	5.500%	10/15/2013	6,000	6,326
Michigan Building Auth. Rev.	5.250%	10/15/2014 (4)	15,000	16,075
Michigan Building Auth. Rev.	5.500%	10/15/2014	10,000	10,544
Michigan Building Auth. Rev.	5.250%	10/15/2015 (4)	22,445	23,962
Michigan Building Auth. Rev.	5.500%	10/15/2015	5,000	5,272
Michigan Building Auth. Rev.	5.250%	10/15/2016 (4)	9,000	9,608
Michigan GO	5.500%	11/1/2009 (Prere.)	5,120	5,309
Michigan GO	5.500%	11/1/2009 (Prere.)	5,395	5,594
Michigan GO	5.500%	12/1/2013	6,125	6,674
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/2012	9,595	9,902
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.500%	10/1/2007 (ETM)	3,910	3,921
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/2011 (ETM)	10,840	11,127
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/2013 (ETM)	4,000	4,109
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/2026 (1)	13,115	13,558
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.750%	10/1/2010 (Prere.)	10,390	11,065
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,680	8,207
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	10,740	11,477

				346,258

Minnesota (3.9%)
Minnesota GO	5.000%	11/1/2009	21,000	21,577
Minnesota GO	5.000%	10/1/2010	28,175	29,225
Minnesota GO	5.000%	11/1/2010	27,915	28,981
Minnesota GO	5.000%	10/1/2011	26,795	28,043
Minnesota GO	5.000%	11/1/2011	24,545	25,709
Minnesota GO	5.000%	6/1/2012	18,000	18,937
Minnesota GO	5.000%	10/1/2012	28,800	30,385
Minnesota GO	5.000%	11/1/2012	21,920	23,142
Minnesota GO	5.000%	11/1/2012	19,775	20,877
Minnesota GO	5.000%	8/1/2013	5,780	6,136
Minnesota GO	5.000%	10/1/2013	35,445	37,672
Minnesota GO	5.000%	11/1/2013	28,270	30,064
Minnesota GO	5.000%	11/1/2013	19,500	20,737
Minnesota GO	5.000%	11/1/2014	19,775	21,153
Minnesota GO	5.000%	11/1/2015	19,775	21,271
Minnesota GO	5.000%	6/1/2016	3,000	3,229
Minnesota GO	5.000%	11/1/2016	19,735	21,284
Minnesota GO	5.000%	10/1/2017	8,225	8,795
2 Minnesota GO	5.000%	8/1/2019	20,570	22,048
2 Minnesota GO	5.000%	8/1/2022	23,370	24,904
2 Minnesota GO	5.000%	8/1/2023	30,570	32,499
2 Minnesota GO	5.000%	8/1/2024	22,070	23,444
2 Minnesota GO	5.000%	8/1/2025	30,570	32,422
2 Minnesota GO	5.000%	8/1/2026	15,530	16,432
2 Minnesota GO	5.000%	8/1/2027	29,570	31,238
Northern Minnesota Muni. Power Agency Electric System Rev.	5.250%	1/1/2012 (4)	6,000	6,236
Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/2024	5,000	5,240
Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/2025	6,755	7,069
Western Minnesota Muni. Power Agency	5.375%	1/1/2008 (2)	5,645	5,682

				604,431

Mississippi (0.5%)
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,225	9,664
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,725	10,188
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,665	4,939
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,825	5,108
Mississippi GO	5.750%	11/1/2010 (Prere.)	7,860	8,321
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,205	5,511
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,540	5,865
Mississippi GO	5.750%	12/1/2011	6,000	6,448
Mississippi GO	5.500%	9/1/2012 (4)	5,000	5,379
Mississippi GO	5.500%	12/1/2016	8,435	9,365
Mississippi GO	5.500%	12/1/2017	4,000	4,454
Mississippi GO	5.250%	11/1/2022	8,245	9,085

				84,327

Missouri (1.4%)
Missouri Board Public Building Special Obligation Rev.	5.250%	10/15/2009	10,640	10,981
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/2012	4,190	4,497
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/2013	5,250	5,693
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2012 (4)	3,365	3,572
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2013 (4)	3,580	3,795
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2014 (4)	3,780	4,000
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2011 (Prere.)	3,430	3,635
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2011 (Prere.)	2,000	2,119
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2011 (Prere.)	3,000	3,179
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/2012 (Prere.)	11,410	12,079
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2022	18,735	19,780
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2023	22,355	23,551
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2024	88,030	92,609
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2026	13,000	13,618
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2011 (1)(Prere.)	11,560	12,316
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2011 (1)(Prere.)	10,260	10,931

				226,355

Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2009 (1)	3,330	3,396
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2010 (1)	2,445	2,495
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2011 (1)	4,980	5,078
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2012 (1)	2,725	2,779

				13,748

Nebraska (0.5%)
Nebraska Public Power Dist. Rev.	5.250%	1/1/2008 (1)(Prere.)	3,980	4,044
Nebraska Public Power Dist. Rev.	5.250%	1/1/2008 (1)(Prere.)	41,000	41,660
Nebraska Public Power Dist. Rev.	5.250%	1/1/2008 (1)(Prere.)	1,825	1,854
Nebraska Public Power Dist. Rev.	5.250%	1/1/2008 (1)(Prere.)	6,130	6,229
Nebraska Public Power Dist. Rev.	5.250%	1/1/2010 (1)	5,360	5,445
Nebraska Public Power Dist. Rev.	5.250%	1/1/2011 (1)	2,045	2,077
Nebraska Public Power Dist. Rev.	5.250%	1/1/2012 (1)	1,020	1,036
Nebraska Public Power Dist. Rev.	5.250%	1/1/2013 (1)	10,565	10,732

				73,077

Nevada (1.1%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/2010 (1)	8,470	8,658
Clark County NV Airport Improvement Rev.	5.250%	7/1/2012 (1)	4,225	4,314
Clark County NV GO	8.000%	6/1/2008 (2)	5,285	5,465
Clark County NV GO	8.000%	6/1/2008 (2)	4,590	4,747
Clark County NV GO	7.500%	6/1/2009 (2)	5,710	6,077
Clark County NV GO	7.500%	6/1/2009 (2)	1,115	1,187
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2010 (1)	6,435	6,586
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2011 (1)	9,445	9,667
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2012 (1)	8,295	8,490
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	29,765	31,776
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	28,385	30,303
Henderson NV Health Care Fac. Rev.	5.625%	7/1/2024	5,000	5,255
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/2009 (2)(Prere.)	4,500	4,726
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/2009 (2)(Prere.)	5,000	5,252
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/2011 (2)	10,000	10,486
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/2020 (3)	5,660	5,948
Nevada GO	6.000%	5/15/2010	6,680	7,058
Nevada GO	5.250%	5/15/2011	6,000	6,066
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/2012 (4)	5,335	5,641
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/2013 (4)	4,790	5,063

				172,765

New Jersey (7.4%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2024 (1)	6,000	6,781
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2026 (1)	3,500	3,970
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2030 (1)	10,000	11,445
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	140,220	165,739
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/2009	4,000	4,210
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2018	25,000	25,599
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2019	14,000	14,481
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	12,000	12,461
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2023 (1)	81,630	92,711
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2024 (2)	60,000	68,333
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2025 (4)	18,130	20,696
New Jersey GO	5.500%	8/1/2011	3,500	3,720
New Jersey GO	5.250%	7/1/2014 (4)	25,000	27,012
New Jersey GO	5.250%	7/1/2015 (4)	50,000	54,416
New Jersey GO	5.250%	7/15/2015 (2)	9,000	9,798
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	155	160
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	965	994
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	170	175
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2010 (1)	7,880	8,094
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2011 (1)	8,230	8,466
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2012 (1)	1,845	1,895
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2014 (1)	1,885	1,936
New Jersey Transp. Corp. COP	5.500%	9/15/2010 (2)	12,500	13,123
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)	15,000	15,587
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	28,470	30,073
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	25,000	26,408
New Jersey Transp. Corp. COP	5.250%	9/15/2015 (2)	10,000	10,827
New Jersey Transp. Corp. COP	5.500%	9/15/2015 (2)	5,000	5,500
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/2011 (1)	12,490	13,669
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/2011 (1)(ETM)	7,510	8,239
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	10,280	11,183
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	30,000	32,634
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	20,000	21,756
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	19,720	21,451
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/2012 (1)(ETM)	7,510	8,555
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/2012 (1)	12,490	14,175
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/2014 (3)(Prere.)	16,400	17,723
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2020 (3)	83,500	94,059
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2024 (3)	25,000	29,185
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2009 (2)(ETM)	23,200	24,081
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2010 (1)(Prere.)	3,440	3,588
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2010 (1)(Prere.)	12,775	13,323
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)(ETM)	7,475	7,817
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)	27,745	29,021
New Jersey Turnpike Auth. Rev.	5.500%	1/1/2025 (2)	9,000	10,266
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2026 (4)	10,000	11,105
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2027 (4)	12,035	13,378
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2028 (4)	12,000	13,382
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2029 (4)	5,000	5,578
Rutgers State Univ. New Jersey	6.400%	5/1/2013	4,675	5,033
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/2012	6,385	6,292
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/2013	14,945	15,183
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/2015	11,425	11,579
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/2016	14,585	14,740
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/2017	15,925	16,047
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/2018	16,475	16,550
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/2019	30,595	30,664

				1,164,866

New Mexico (0.9%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	30,000	29,617
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/2013 (2)	12,895	13,660
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/2020 (1)	30,525	32,457
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/2021 (1)	28,000	29,738
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/2010 (Prere.)	16,310	17,168
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	12,780	13,538

				136,178

New York (6.6%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2023 (4)	7,000	7,697
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2024 (4)	3,750	4,124
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2025 (4)	3,000	3,299
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/2009 (2)	6,000	6,234
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/2012	40,505	42,894
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/2018 (1)	27,900	29,743
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/2020 (1)	10,000	10,580
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/2021 (1)	33,115	34,958
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/2021 (3)	10,000	10,557
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/2012 (1)(Prere.)	8,100	8,502
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.500%	10/1/2010 (1)(Prere.)	4,500	4,736
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/2011 (ETM)	21,200	18,266
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/2009 (2)(ETM)	5,340	5,572
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2015 (2)	45,130	48,528
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/2009 (4)(ETM)	20,000	20,587
Muni. Assistance Corp. for New York City NY	5.000%	7/1/2008	10,000	10,122
New York City NY GO	5.700%	8/1/2007	5,195	5,195
New York City NY GO	5.250%	8/1/2010	27,000	28,130
New York City NY GO	5.250%	8/1/2011	30,000	31,564
New York City NY GO	5.250%	8/1/2013	18,015	19,252
New York City NY GO	5.750%	8/1/2013 (2)	8,500	9,210
New York City NY GO	5.750%	8/1/2015 (2)	38,000	41,119
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/2019	7,500	7,938
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/2028 (1)	10,000	10,402
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/2031	5,000	5,171
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2024 (1)	12,500	13,084
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2025 (1)	12,000	12,538
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/2008 (Prere.)	6,375	6,505
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/2008 (Prere.)	3,550	3,622
New York City NY Transitional Finance Auth. Rev.	5.500%	5/15/2008 (Prere.)	2,000	2,048
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/2009 (Prere.)	7,245	7,492
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/2009 (Prere.)	4,000	4,136
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/2009 (Prere.)	7,570	7,828
New York City NY Transitional Finance Auth. Rev.	5.125%	5/15/2009 (3)(Prere.)	5,195	5,373
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/2009 (Prere.)	5,000	5,183
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/2009 (Prere.)	12,585	13,047
New York City NY Transitional Finance Auth. Rev.	5.750%	8/15/2009 (3)(Prere.)	14,740	15,469
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/2010 (Prere.)	3,500	3,683
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/2010 (Prere.)	5,960	6,307
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/2010 (Prere.)	4,365	4,619
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/2010 (Prere.)	6,000	6,390
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2013	14,000	14,806
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2014	5,000	5,279
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/2018 (2)	5,000	5,271
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	1,170	1,212
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	2,235	2,315
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	70	72
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	315	325
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	9,685	9,995
New York City NY Transitional Finance Auth. Rev. Future Tax	5.500%	2/15/2010 (Prere.)	5,945	6,255
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2011 (1)(Prere.)	4,090	4,351
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	11,500	12,301
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	14,645	15,638
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/2011	4,160	4,398
New York State Dormitory Auth. Rev. (Jewish Medical Center)	5.250%	7/1/2008 (1)(Prere.)	4,000	4,096
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	8/15/2008 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	8/15/2008 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/2011 (1)	7,360	7,528
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/2023 (3)	6,415	6,685
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/2024 (3)	6,740	7,015
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/2013	2,135	2,268
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/2014	3,250	3,466
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2023	5,000	5,229
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2025 (2)	8,740	9,991
New York State Dormitory Auth. Rev. (Second Hosp.)	5.000%	2/15/2008 (4)(Prere.)	4,500	4,599
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2008 (2)(Prere.)	6,000	6,135
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2008 (4)(Prere.)	6,285	6,427
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (2)	4,040	4,128
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2010 (2)	3,920	4,063
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2011 (2)	3,610	3,739
New York State Power Auth. Rev.	5.250%	11/15/2017	20,710	21,913
New York State Power Auth. Rev.	5.250%	11/15/2018	35,425	37,394
New York State Thruway Auth. Rev.	5.000%	1/1/2023 (2)	20,000	20,919
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/2010 (4)(ETM)	6,725	7,156
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2011 (3)	4,000	4,078
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2012 (3)	6,220	6,341
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2012 (1)	20,000	21,418
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2027 (2)	26,795	28,113
New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/2012 (1)(Prere.)	3,000	3,218
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2022 (1)	23,030	26,032
Port Auth. of New York & New Jersey Rev.	5.000%	12/1/2029	29,405	30,490
Suffolk County NY Water Auth. Rev.	6.800%	6/1/2012 (ETM)	10,060	10,913
Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/2010 (ETM)	55,325	58,058
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/2012 (ETM)	18,920	19,613
Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/2012 (ETM)	12,000	12,721
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2017	20,000	21,161

				1,028,839

North Carolina (3.4%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/2009 (Prere.)	10,000	10,388
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2011	25,000	26,030
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2012	14,875	15,615
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2013	25,000	26,409
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2014	15,000	16,034
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/2015	4,000	4,189
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2016	3,000	3,144
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2017	4,700	4,919
North Carolina GO	5.000%	6/1/2009	11,500	11,766
North Carolina GO	5.000%	6/1/2010	13,820	14,295
North Carolina GO	5.250%	6/1/2011	10,375	10,929
North Carolina GO	5.000%	3/1/2012	7,400	7,776
North Carolina GO	5.000%	4/1/2014	42,045	44,875
North Carolina GO	5.000%	5/1/2014	30,280	32,064
North Carolina GO	5.000%	3/1/2015	12,875	13,796
North Carolina GO	5.000%	3/1/2016	23,510	25,290
North Carolina GO	5.000%	9/1/2016	10,000	10,800
North Carolina GO	5.000%	3/1/2017	10,000	10,803
North Carolina GO	5.000%	3/1/2019	22,520	24,145
North Carolina GO	5.000%	3/1/2020	20,000	20,958
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2018 (4)	9,675	10,283
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2019 (4)	10,000	10,588
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2021 (4)	10,000	10,541
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2009 (1)	8,500	8,675
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2016 (4)	10,000	10,603
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2017 (4)	15,290	16,136
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2018 (1)	69,720	73,335
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2019 (1)	38,600	40,544
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2020 (1)	10,000	10,504
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2011 (Prere.)	1,970	2,106
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2011 (Prere.)	2,380	2,544
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2013	1,500	1,598
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2014	1,240	1,321

				533,003

Ohio (2.8%)
Akron OH GO	5.000%	12/1/2018 (2)	5,300	5,611
Cincinnati OH City School Dist. GO	5.250%	12/1/2020 (3)	7,000	7,729
Cincinnati OH City School Dist. GO	5.250%	12/1/2021 (3)	5,710	6,311
Cincinnati OH City School Dist. GO	5.250%	12/1/2022 (3)	10,000	11,082
Cincinnati OH City School Dist. GO	5.250%	12/1/2023 (3)	5,000	5,553
Cincinnati OH City School Dist. GO	5.250%	12/1/2024 (3)	10,000	11,126
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	5,000	5,372
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	9,185	9,869
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	8,150	8,757
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	14,710	15,806
Cleveland OH GO	5.500%	8/1/2008 (1)	6,295	6,402
Cleveland OH Public Power System Rev.	5.000%	11/15/2021 (3)	7,455	7,851
Cleveland OH Public Power System Rev.	5.000%	11/15/2022 (3)	14,065	14,789
Cleveland OH Public Power System Rev.	5.000%	11/15/2023 (3)	7,705	8,084
Cleveland OH Public Power System Rev.	5.000%	11/15/2024 (3)	7,350	7,700
Cleveland OH Water Works Rev.	5.250%	1/1/2008 (4)(Prere.)	3,255	3,307
Cleveland OH Water Works Rev.	5.250%	1/1/2008 (4)(Prere.)	1,160	1,179
Cleveland OH Water Works Rev.	5.250%	1/1/2009 (4)	1,340	1,361
Cleveland OH Water Works Rev.	5.250%	1/1/2010 (4)	3,745	3,804
Cleveland OH Water Works Rev.	5.375%	1/1/2013 (4)	3,455	3,658
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.000%	12/1/2016 (4)	6,000	6,455
Columbus OH GO	5.500%	7/1/2010	10,380	10,880
Hamilton County OH Sales Tax Rev.	5.000%	12/1/2018 (2)	7,950	8,456
Hamilton County OH Sales Tax Rev.	5.000%	12/1/2019 (2)	22,380	23,716
2 Hamilton County OH Sales Tax Rev.	5.000%	12/1/2023 (2)	21,215	22,312
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2012	6,800	7,216
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	3,000	3,063
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2013	6,810	7,210
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2014	6,000	6,337
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2015	4,000	4,217
Montgomery County OH Rev. (Catholic Health Initiatives)	5.000%	5/1/2030	20,000	20,135
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/2011 (4)(Prere.)	6,605	7,028
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2012 (4)	5,000	5,303
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2013 (4)	3,000	3,182
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/2017	5,565	6,070
Ohio GO	5.625%	5/1/2010 (Prere.)	5,065	5,305
Ohio GO	7.625%	8/1/2010	3,510	3,883
Ohio GO	5.375%	2/1/2011 (Prere.)	7,255	7,624
Ohio GO	5.375%	2/1/2011 (Prere.)	5,000	5,254
Ohio GO	5.375%	2/1/2011 (Prere.)	3,485	3,662
Ohio GO	5.375%	2/1/2011 (Prere.)	5,500	5,780
Ohio GO	5.375%	2/1/2011 (Prere.)	7,645	8,034
Ohio GO	5.250%	8/1/2013 (4)	12,435	13,358
Ohio GO	5.500%	8/1/2013	2,945	3,199
Ohio GO	5.500%	11/1/2014	11,185	12,285
Ohio GO	5.000%	9/15/2018	12,755	13,555
Ohio GO	5.000%	11/1/2018	7,710	8,199
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/2014	3,710	3,937
Ohio Higher Educ. GO	5.000%	8/1/2012	6,525	6,869
Ohio Higher Educ. GO	5.000%	11/1/2023	8,905	9,362
Ohio Higher Educ. GO	5.000%	2/1/2025	5,000	5,213
Ohio Highway Capital Improvements GO	5.000%	5/1/2016	11,010	11,810
Ohio Infrastructure Improvement GO	5.000%	9/1/2024	8,720	9,105
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2021	5,540	6,252
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2021	5,555	6,288
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2013 (3)	2,700	2,878
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2014 (3)	1,000	1,065

				439,848

Oklahoma (0.6%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/2011 (2)	7,600	8,244
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/2025 (2)	15,070	15,730
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/2026 (2)	12,000	12,493
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/2027 (2)	20,110	20,909
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/2028 (2)	17,920	18,619
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/2029 (2)	13,930	14,464
Oklahoma Turnpike Auth.	5.500%	1/1/2009 (3)	6,000	6,145

				96,604

Oregon (0.7%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/2009	7,715	7,877
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/2010	9,955	10,356
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2012	2,955	3,162
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2013	5,580	5,957
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2014	5,825	6,205
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2015	4,395	4,675
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	8,715	9,071
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	2,500	2,602
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	3,000	3,123
Oregon State Dept. Administrative Services	5.750%	4/1/2010 (4)	7,560	7,866
2 Oregon State Dept. Administrative Services	5.000%	4/1/2025 (4)	5,675	5,977
2 Oregon State Dept. Administrative Services	5.000%	4/1/2026 (4)	11,210	11,770
Portland OR Sewer System Rev.	5.000%	6/1/2012 (1)	27,230	28,647

				107,288

Pennsylvania (4.8%)
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/2024 (1)	14,050	14,688
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/2025 (1)	10,000	10,441
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2017	3,790	3,855
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2018	3,985	4,038
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2019	4,175	4,212
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2026	13,070	12,989
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.000%	1/1/2009	5,355	5,465
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2016 (3)(ETM)	3,000	3,420
Pennsylvania GO	6.000%	7/1/2008	8,220	8,389
Pennsylvania GO	5.000%	9/15/2008	7,150	7,252
Pennsylvania GO	5.000%	3/1/2011	14,735	15,327
Pennsylvania GO	5.250%	2/1/2012 (3)	5,000	5,295
Pennsylvania GO	5.000%	3/1/2012	24,335	25,521
Pennsylvania GO	5.500%	5/1/2012 (4)(Prere.)	10,000	10,714
Pennsylvania GO	5.250%	7/1/2012	25,200	26,789
Pennsylvania GO	5.000%	10/1/2012 (3)	9,430	9,949
Pennsylvania GO	5.000%	7/1/2014 (1)	5,850	6,187
Pennsylvania GO	5.000%	9/1/2014 (4)	25,000	26,682
Pennsylvania GO	5.250%	7/1/2015	49,130	53,399
Pennsylvania GO	5.375%	7/1/2018 (4)	13,000	14,410
Pennsylvania GO	5.000%	3/1/2020	18,270	19,398
Pennsylvania GO	5.000%	1/1/2022	37,805	39,765
Pennsylvania GO	5.000%	1/1/2023	39,695	41,667
Pennsylvania GO	5.000%	10/1/2023	10,900	11,481
Pennsylvania GO	5.000%	1/1/2025	23,760	24,872
Pennsylvania GO	5.000%	11/1/2020	17,730	18,885
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2011 (4)	8,195	8,484
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2012 (4)	2,750	2,843
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2013 (4)	4,000	4,130
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/2011 (3)	10,000	10,250
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/2012 (3)	6,660	6,827
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/2013 (3)	5,000	5,125
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2023 (4)	10,600	11,123
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2023 (4)	7,130	7,482
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2024 (4)	17,370	18,200
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2024 (4)	11,130	11,662
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2025 (4)	31,415	32,843
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2025 (4)	11,685	12,216
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2026 (4)	12,270	12,790
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2008 (2)(Prere.)	1,665	1,713
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2008 (2)(Prere.)	1,495	1,538
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)	410	421
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)(ETM)	2,875	2,958
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)	460	473
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)(ETM)	4,095	4,210
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/2017 (2)	5,155	5,508
Philadelphia PA Airport Parking Auth.	5.250%	9/1/2010 (2)	4,875	4,928
Philadelphia PA Gas Works Rev.	5.500%	7/1/2009 (4)	10,820	10,973
Philadelphia PA Gas Works Rev.	5.250%	7/1/2010 (4)	10,180	10,300
Philadelphia PA Gas Works Rev.	5.250%	7/1/2011 (4)	5,000	5,059
Philadelphia PA GO	5.125%	5/15/2009 (3)	2,000	2,047
Philadelphia PA GO	5.250%	3/15/2010 (4)	1,755	1,810
Philadelphia PA GO	5.125%	5/15/2010 (3)	11,695	12,067
Philadelphia PA GO	5.250%	3/15/2011 (4)	3,610	3,723
Philadelphia PA GO	5.125%	5/15/2011 (3)	12,290	12,672
Philadelphia PA GO	5.250%	3/15/2012 (4)	3,000	3,093
Philadelphia PA GO	5.125%	5/15/2012 (3)	4,975	5,130
Philadelphia PA GO	5.125%	5/15/2013 (3)	5,000	5,156
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/2011 (3)	4,695	4,795
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/2013 (4)	11,105	11,804
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2014 (4)	5,965	6,349
Philadelphia PA School Dist. GO	6.250%	9/1/2008 (2)	4,000	4,103
Philadelphia PA School Dist. GO	5.250%	4/1/2009 (1)(Prere.)	3,920	4,014
Philadelphia PA School Dist. GO	6.250%	9/1/2009 (2)	2,080	2,179
Philadelphia PA School Dist. GO	5.500%	8/1/2012 (3)	10,815	11,583
Philadelphia PA School Dist. GO	5.000%	8/1/2020 (2)	18,745	19,574
Philadelphia PA School Dist. GO	5.000%	8/1/2021 (2)	10,000	10,428
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/2007 (1)	5,000	5,000
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/2011 (Prere.)	4,860	5,277

				747,950

Puerto Rico (2.5%)
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2019 (1)	35,430	37,468
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2019 (4)	5,000	5,288
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2020 (1)	18,245	19,257
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2021 (1)	24,790	26,113
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2022 (1)	17,800	19,709
Puerto Rico GO	5.500%	7/1/2011 (4)	8,500	9,037
Puerto Rico GO	5.500%	7/1/2013 (1)	5,000	5,438
Puerto Rico GO	5.500%	7/1/2014 (1)	5,000	5,487
Puerto Rico GO	5.250%	7/1/2020	14,955	15,642
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/2011 (1)	2,835	3,090
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/2013 (1)	7,220	8,133
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/2015 (1)	5,590	6,469
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2016 (3)	8,885	9,491
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2022 (3)	7,580	8,393
Puerto Rico Muni. Finance Agency	5.875%	8/1/2009 (4)(Prere.)	4,000	4,206
Puerto Rico Muni. Finance Agency	5.750%	8/1/2012 (4)	2,470	2,587
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/2011 (3)	48,810	42,070
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/2012 (3)	34,465	28,487
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/2017 (2)	6,390	7,157
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/2018 (2)	6,430	7,192
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2029	25,000	26,179
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)(ETM)	17,110	20,785
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)(ETM)	19,980	24,271
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	43,740	46,328

				388,277

Rhode Island (0.3%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	8,385	8,616
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	18,465	19,609
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2009 (4)	3,335	3,427
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2010 (4)	3,000	3,121
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2011 (4)	5,000	5,262
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2012 (4)	5,000	5,315
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/2026 (4)	5,000	5,187

				50,537

South Carolina (1.2%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/2026	10,000	10,537
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/2027	33,070	34,823
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/2028	5,330	5,612
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/2012 (Prere.)	13,000	14,423
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/2022 (3)	9,950	5,136
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/2023 (3)	8,780	4,303
South Carolina GO	5.000%	7/1/2008	2,750	2,783
South Carolina GO	5.000%	11/1/2015	7,190	7,739
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2010 (ETM)	10,500	11,146
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	7,000	7,825
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/2030	8,530	8,794
South Carolina Public Service Auth. Rev.	5.375%	1/1/2013 (4)	7,300	7,727
South Carolina Public Service Auth. Rev.	5.500%	1/1/2013 (4)	5,000	5,382
South Carolina Public Service Auth. Rev.	5.000%	1/1/2021 (1)	15,600	16,431
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	9,020	9,471
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	8,495	8,920
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	6,245	6,557
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2011 (1)	6,925	7,259
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/2028 (2)	10,005	10,322

				185,190

Tennessee (2.3%)
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.400%	4/1/2009 (Prere.)	3,465	3,583
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/2009 (Prere.)	4,495	4,656
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/2009 (Prere.)	2,660	2,755
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.625%	4/1/2009 (Prere.)	2,000	2,075
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.750%	4/1/2009 (Prere.)	13,000	13,516
Memphis TN Electric System Rev.	5.000%	12/1/2009 (1)	60,140	61,792
Memphis TN Electric System Rev.	5.000%	12/1/2010 (1)	33,000	34,227
Memphis TN GO	5.000%	11/1/2020 (1)	16,000	16,838
Memphis TN GO	5.000%	11/1/2021 (1)	5,830	6,119
Memphis TN GO	5.000%	11/1/2022 (1)	5,000	5,240
Shelby County TN GO	0.000%	12/1/2011	10,000	8,434
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2021	5,000	5,101
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2022	5,000	5,093
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2023	7,500	7,635
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2024	8,000	8,132
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2025	5,000	5,075
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2026	7,000	7,095
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2016	17,500	18,076
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/2017	33,305	35,027
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/2018	41,070	43,111
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2020	25,000	25,513
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/2020	12,000	12,543
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2021	25,000	25,443

				357,079

Texas (8.4%)
Austin TX Combined Util. System Rev.	0.000%	11/15/2010 (2)	5,000	4,395
Austin TX Combined Util. System Rev.	0.000%	11/15/2011 (1)	18,100	15,279
Austin TX Combined Util. System Rev.	0.000%	11/15/2011 (2)	16,050	13,548
Austin TX Combined Util. System Rev.	5.125%	5/15/2014 (4)	28,900	29,005
Austin TX Combined Util. System Rev.	0.000%	5/15/2018 (3)	25,215	15,594
Austin TX Combined Util. System Rev.	0.000%	5/15/2019 (3)	28,160	16,530
Austin TX Independent School Dist. GO	5.000%	8/1/2013	10,000	10,577
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	3,105	3,209
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	2,760	2,852
Dallas TX GO	5.000%	2/15/2019	11,675	12,242
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	3.690%	8/1/2007	30,000	30,000
Harris County TX Sports Auth. Rev.	0.000%	11/15/2023 (1)	7,000	3,258
Harris County TX Toll Road Rev.	5.375%	8/15/2012 (4)	10,000	10,687
Houston TX Community College System Rev.	5.000%	4/15/2021 (10)	9,200	9,629
Houston TX GO	7.000%	3/1/2008	15,860	16,090
Houston TX GO	5.250%	3/1/2009 (Prere.)	4,815	4,926
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	3,925	4,144
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	11,450	12,088
Houston TX GO	5.250%	3/1/2011	1,185	1,207
Houston TX GO	5.500%	3/1/2011 (4)	1,050	1,099
Houston TX GO	5.750%	3/1/2012 (4)	1,105	1,164
Houston TX GO	5.750%	3/1/2013 (4)	375	395
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/2010 (2)	9,155	9,601
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	9,995	10,544
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	4,460	4,705
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2013 (2)	10,545	11,115
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2013 (2)	13,840	14,783
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2014 (2)	6,190	6,525
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2015 (2)	10,750	11,332
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2016 (2)	5,540	5,920
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2017 (2)	13,760	8,831
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2017 (2)	5,855	6,231
Houston TX Independent School Dist. GO	0.000%	8/15/2015	5,355	3,802
Houston TX Util. System Rev.	5.125%	5/15/2028 (1)	15,950	16,548
Houston TX Water & Sewer System Rev.	0.000%	12/1/2010 (2)	5,000	4,386
Houston TX Water & Sewer System Rev.	5.750%	12/1/2012 (2)(Prere.)	8,000	8,686
Houston TX Water & Sewer System Rev.	5.500%	12/1/2014 (4)	22,500	23,895
Houston TX Water & Sewer System Rev.	5.500%	12/1/2015 (4)	7,250	7,699
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/2009 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2009 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	80	84
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	250	263
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	125	132
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	180	190
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	175	184
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	285	300
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	190	200
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/2011 (4)	14,195	14,786
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/2012 (4)(ETM)	2,520	2,633
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2012 (1)	3,725	3,919
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2013 (1)	2,810	2,952
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2014 (1)	4,190	4,402
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2014 (4)	5,000	5,219
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2015 (4)	23,995	25,046
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2016 (1)	1,875	1,970
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2017 (1)	2,825	2,956
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2019 (1)	2,820	2,946
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2020 (1)	1,920	2,006
North Texas Health Fac. Dev.	5.750%	2/15/2008 (1)(Prere.)	4,115	4,239
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/2017	16,500	17,357
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/2018	15,985	16,747
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/2019	16,500	17,622
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009 (Prere.)	5,910	6,095
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009 (Prere.)	2,985	3,079
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009 (Prere.)	2,110	2,176
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009 (Prere.)	6,140	6,274
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	20,440	21,396
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	10,205	10,682
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	12,100	12,666
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	9,200	9,630
San Antonio TX Electric & Gas Rev.	5.500%	2/1/2011	12,225	12,884
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2012 (4)	5,000	5,229
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2012	5,515	5,678
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	10,000	10,595
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	6,490	6,868
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	5,445	5,762
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	8,140	8,624
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2013	3,890	4,005
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2013	5,000	5,326
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2013	10,000	10,714
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2015	7,250	7,880
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2016	16,825	17,761
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2017	7,580	7,983
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2021	10,000	10,480
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2022	20,450	21,401
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2023	22,000	22,975
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2024	17,600	18,280
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2024	23,000	23,986
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2024	15,000	15,579
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2025	10,000	10,407
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2025	39,660	41,115
San Antonio TX Independent School Dist. GO	5.000%	8/15/2016	8,460	8,976
Tarrant County TX Health Resources	5.750%	2/15/2008 (1)(Prere.)	7,670	7,902
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2016	10,360	11,027
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2017	10,000	10,617
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2018	10,000	10,572
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2013	5,535	5,836
Texas GO Public Finance Auth.	5.500%	10/1/2009	7,000	7,251
Texas GO Public Finance Auth.	5.500%	10/1/2012	13,455	14,287
Texas GO Public Finance Auth.	5.500%	10/1/2013	19,175	20,346
Texas GO Public Finance Auth.	5.375%	10/1/2014	21,310	22,728
Texas Muni. Gas Acquisition & Supply Corp. Rev.	3.991%	9/15/2010	55,000	54,959
Texas Muni. Power Agency Rev.	0.000%	9/1/2010 (2)	11,135	9,870
Texas Muni. Power Agency Rev.	0.000%	9/1/2010 (2)(ETM)	705	625
Texas Muni. Power Agency Rev.	0.000%	9/1/2012 (2)(ETM)	360	294
Texas Muni. Power Agency Rev.	0.000%	9/1/2012 (2)	4,815	3,931
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)(ETM)	125	98
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)	11,375	8,881
Texas Muni. Power Agency Rev.	0.000%	9/1/2014 (1)(ETM)	125	93
Texas Muni. Power Agency Rev.	0.000%	9/1/2014 (1)	5,540	4,124
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)(ETM)	110	78
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)	13,140	9,318
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)(ETM)	110	75
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)	22,795	15,383
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)(ETM)	415	269
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)	31,295	20,085
Texas State Transp. Comm. First Tier	5.000%	4/1/2019	10,000	10,544
Texas State Transp. Comm. First Tier	5.000%	4/1/2020	8,850	9,300
Texas State Transp. Comm. First Tier	5.000%	4/1/2021	10,555	11,076
Texas State Transp. Comm. First Tier	5.000%	4/1/2022	10,000	10,479
Texas State Transp. Comm. First Tier	5.000%	4/1/2023	12,500	13,072
Texas State Transp. Comm. First Tier	5.000%	4/1/2024	10,000	10,443
Texas State Transp. Comm. First Tier	5.000%	4/1/2025	10,000	10,421
Texas State Transp. Comm. First Tier	5.000%	4/1/2026	8,000	8,313
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2023 (2)	10,040	10,487
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2024 (2)	11,940	12,454
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2025 (2)	6,555	6,823
Texas Transp. Comm. Mobility Fund	5.000%	4/1/2023	10,000	10,492
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.000%	6/1/2008	53,195	53,746
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/2014	8,500	8,734
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/2019	3,600	3,700
Univ. of Houston TX Rev.	5.250%	2/15/2009 (4)	3,080	3,148
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/2011 (Prere.)	8,290	8,760
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/2014	7,590	8,176
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2020	9,785	10,340

				1,312,347

Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/2009 (1)	36,060	36,874
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/2009 (1)(ETM)	5,180	5,317
Utah GO	5.000%	7/1/2008 (Prere.)	10,700	10,825
Utah GO	5.000%	7/1/2012	5,000	5,264
3 Utah GO TOB VRDO	3.670%	8/7/2007	11,000	11,000
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/2010 (4)	7,000	6,329

				75,609

Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/2019	5,865	6,300

Virginia (1.8%)
Fairfax County VA Public Improvement GO	5.000%	10/1/2008	12,455	12,642
Fairfax County VA Public Improvement GO	5.000%	10/1/2010	35,195	36,538
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/2026	2,425	2,492
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/2031	22,515	22,978
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/2015 (Prere.)	31,190	34,440
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,010	1,035
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	610	625
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,950	1,998
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	580	594
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2010	7,740	7,927
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2011	3,990	4,086
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2012	2,390	2,448
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2013	1,170	1,198
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/2017	10,935	11,755
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/2018	10,595	11,338
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/2010 (Prere.)	4,310	4,558
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/2011	4,085	4,310
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2018	8,010	8,547
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2019	8,430	8,963
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2020	8,855	9,392
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2021	9,320	9,863
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2022	9,105	9,622
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/2017	12,985	13,976
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/2023	19,245	20,264
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/2024	20,205	21,245
Virginia Public School Auth. Rev.	5.000%	8/1/2008	7,675	7,773
Virginia Public School Auth. Rev.	5.250%	8/1/2008	5,585	5,670

				276,277

Washington (0.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	10,000	7,175
King County WA School Dist. GO	5.500%	12/1/2007 (3)(Prere.)	5,635	5,667
Port of Seattle WA Rev.	5.000%	3/1/2020 (1)	9,035	9,446
Port of Seattle WA Rev.	5.000%	3/1/2021 (1)	5,000	5,221
Snohomish County WA Mukilteo School Dist.	6.500%	12/1/2011	5,825	6,302
Washington GO	5.500%	7/1/2010 (Prere.)	6,755	7,069
Washington GO	6.250%	2/1/2011	5,510	5,748
Washington GO	5.700%	10/1/2015 (4)	10,000	10,849
Washington GO	5.000%	7/1/2021 (4)	7,050	7,428
Washington GO	5.000%	7/1/2021 (4)	10,495	11,058
Washington GO	5.000%	1/1/2028 (4)	19,295	19,958

				95,921

West Virginia (0.1%)
West Virginia Building Comm. Rev.	5.250%	7/1/2008 (1)	2,150	2,178
West Virginia GO	5.250%	6/1/2009 (4)(Prere.)	10,000	10,355
West Virginia GO	5.750%	6/1/2009 (Prere.)	5,000	5,221

				17,754

Wisconsin (1.4%)
Wisconsin GO	5.000%	5/1/2010	14,420	14,871
Wisconsin GO	5.000%	5/1/2011	15,180	15,800
Wisconsin GO	5.250%	5/1/2011 (1)(Prere.)	5,000	5,237
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,000	21,343
Wisconsin GO	5.750%	5/1/2011 (Prere.)	18,000	19,182
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,315	21,679
Wisconsin GO	5.250%	5/1/2012	15,975	16,929
Wisconsin GO	5.250%	5/1/2013	16,810	17,968
Wisconsin GO	5.500%	5/1/2013 (1)	7,000	7,579
Wisconsin GO	5.000%	5/1/2015 (1)	14,975	15,987
Wisconsin GO	5.500%	5/1/2015 (1)	15,000	16,510
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/2031	27,900	28,063
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/2036	17,410	17,486

				218,634

Total Municipal Bonds
(Cost $15,273,955)				15,366,611

	Shares

Temporary Cash Investment (3.8%)

4 Vanguard Municipal Cash Management Fund, 3.586%
(Cost $591,898)	591,898,189	591,898

Total Investments (101.9%)
(Cost $15,865,853)		15,958,509

Other Assets and Liabilities—Net (-1.9%)		(297,227)

Net Assets (100%)		15,661,282

1	Securities with a value of $23,088,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2007.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of this security represented 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2007, the cost of investment securities for tax purposes was $15,896,024,000. Net unrealized appreciation of investment securities for tax purposes was $62,485,000, consisting of unrealized gains of $160,235,000 on securities that had risen in value since their purchase and $97,750,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(5,970)	657,073	(15,867)
10-Year U.S. Treasury Note	(2,870)	308,301	(4,490)
5-Year U.S. Treasury Note	(1,280)	135,000	(317)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (94.9%)

Arizona (1.3%)
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	9,610	10,195
Arizona Transp. Board Highway Rev.	5.000%	7/1/2024	5,000	5,207
Scottsdale AZ IDA (Memorial Hosp.)	6.000%	9/1/2012 (2)	4,000	4,087
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/2017 (2)	4,700	4,802
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/2016 (Prere.)	7,115	7,638

				31,929

California (10.4%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2030 (2)	5,000	1,644
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/2014 (4)	2,500	2,820
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2031	4,300	4,468
California GO	6.250%	9/1/2012	5,000	5,486
California GO	5.250%	11/1/2021	2,000	2,116
California GO	5.125%	11/1/2023	3,000	3,134
California GO	5.000%	8/1/2025 (4)	6,645	6,921
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/2009 (Prere.)	5,000	5,339
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2027	7,000	7,075
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/2016 (2)	11,370	11,548
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2027	10,405	10,742
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/2012 (2)(Prere.)	5,000	5,397
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2012 (2)(Prere.)	10,000	10,849
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/2012 (Prere.)	2,500	2,766
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/2013	5,000	5,476
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2015 (2)	6,000	6,472
California State Econ. Recovery Bonds	5.000%	7/1/2015	15,200	16,134
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	10,000	10,189
Golden State Tobacco Securitization Corp. California	6.750%	6/1/2013 (Prere.)	20,000	22,927
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2033	10,000	9,314
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2031 (4)	12,500	12,979
Los Angeles CA USD GO	5.000%	7/1/2025 (3)	10,000	10,438
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2007 (Prere.)	4,345	4,401
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2007 (Prere.)	2,405	2,436
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2007 (Prere.)	1,780	1,803
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2007 (Prere.)	3,220	3,261
San Bernardino County CA Medical Center COP	5.500%	8/1/2024 (1)	11,295	11,309
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	18,000	22,896
San Diego CA USD GO	0.000%	7/1/2013 (3)	7,160	5,651
San Diego CA USD GO	5.500%	7/1/2027 (4)	20,000	22,840
Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/2014	8,500	6,337
Univ. of California Rev.	5.000%	5/15/2033 (2)	5,000	5,154

				260,322

Colorado (3.0%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	20,000	21,276
Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)	6,000	6,413
Douglas County CO School Dist. No. RE-1. (Douglas & Elbert Counties)	5.000%	12/15/2016 (4)	12,565	13,499
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2013 (1)	10,000	7,803
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2016 (1)	10,185	6,885
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2019 (1)	5,000	2,896
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2020 (1)	15,165	8,343
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2025 (1)	9,700	4,136
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2030 (1)	10,000	3,286

				74,537

District of Columbia (0.1%)
District of Columbia GO	6.000%	6/1/2011 (1)(ETM)	3,085	3,324

Florida (4.0%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2016 (2)	10,000	10,697
Florida Educ. System Fac. Rev.	5.000%	5/1/2035 (1)	11,335	11,730
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/2012	7,000	7,313
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2024	2,000	2,020
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2025	1,500	1,514
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/2036	22,200	22,442
Key West FL Util. Board Election Rev.	5.000%	10/1/2031 (1)	10,000	10,341
Orange County FL School Board COP	5.375%	8/1/2007 (1)(Prere.)	2,355	2,379
Orange County FL School Board COP	5.375%	8/1/2017 (1)	2,645	2,675
Orange County FL School Board COP	5.000%	8/1/2031 (3)	9,000	9,270
Sunrise FL Util. System Rev.	5.500%	10/1/2018 (2)	12,000	13,219
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/2030	6,000	6,263

				99,863

Georgia (4.3%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2015 (3)	7,750	8,152
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2017 (3)	7,500	7,914
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2022 (3)	10,000	10,836
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2025 (4)	8,350	9,742
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2030 (4)	15,000	17,733
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/2010 (ETM)	7,360	7,700
Fulton County GA COP	6.000%	11/1/2015 (2)	4,815	5,166
Georgia GO	5.000%	7/1/2017	15,000	16,204
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2021	10,305	10,519
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/2018	12,170	13,890

				107,856

Hawaii (0.8%)
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	3,220	3,416
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,860	3,034
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/2012 (3)(Prere.)	12,980	13,944

				20,394

Illinois (4.5%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2016 (3)	8,500	5,912
Chicago IL Board of Educ. GO	0.000%	12/1/2013 (2)	5,000	3,867
Chicago IL Board of Educ. GO	0.000%	12/1/2014 (2)	5,000	3,689
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/2011 (ETM)	20,000	21,349
Chicago IL Neighborhoods Alive GO	5.750%	7/1/2010 (3)(Prere.)	16,690	17,729
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2011 (3)(Prere.)	6,400	6,743
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	6,000	7,461
Chicago IL Skyway Toll Bridge	5.500%	1/1/2011 (2)(Prere.)	8,750	9,296
Illinois Sales Tax Rev.	6.125%	6/15/2010 (Prere.)	4,500	4,782
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/2010 (1)	6,000	6,294
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2014 (1)	16,100	11,859
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/2012 (1)	5,795	4,813
Will County IL Community School Dist.	0.000%	11/1/2013 (4)	10,000	7,764

				111,558

Indiana (0.5%)
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	11,980	12,763

Kansas (0.2%)
Wyandotte County Kansas City KS Unified Govt. Util. System Rev.	5.000%	9/1/2032 (4)	5,000	5,171

Kentucky (1.1%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/2010 (Prere.)	6,405	6,772
Kentucky Property & Building Comm. Rev.	5.375%	8/1/2011 (4)(Prere.)	8,050	8,512
Kentucky Property & Building Comm. Rev.	5.375%	8/1/2016 (4)	5,820	6,132
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/2033 (3)	5,000	5,237

				26,653

Louisiana (2.7%)
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	9,855	10,440
Louisiana GO	5.500%	5/15/2014 (3)	6,180	6,473
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/2018 (2)	5,000	5,254
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2024 (3)	6,880	7,153
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2025 (3)	5,000	5,188
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2027 (10)	6,970	7,214
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2028 (10)	2,500	2,593
New Orleans LA GO	0.000%	9/1/2016 (2)	5,785	3,869
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/2037	20,000	19,899

				68,083

Maryland (1.2%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (2)	13,475	14,963
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	6,100	6,773
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/2010 (Prere.)	7,500	8,174

				29,910

Massachusetts (9.0%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/2021	15,000	18,153
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2029 (1)	3,085	3,545
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2034	9,030	10,096
Massachusetts GO	5.375%	10/1/2010 (Prere.)	10,000	10,453
Massachusetts GO	5.250%	8/1/2022	5,000	5,515
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/2032	23,125	23,623
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/2015	9,205	9,459
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/2030 (3)	7,460	7,709
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.000%	7/1/2023	5,100	5,551
Massachusetts Port Auth. Rev.	5.000%	7/1/2008 (Prere.)	3,500	3,574
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/2030 (4)	13,160	13,690
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/2014 (3)(Prere.)	7,295	7,832
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/2027 (3)	7,190	8,215
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2026	4,790	5,317
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2027	7,780	8,654
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2029	11,325	12,605
2 Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2019 (ETM)	32,000	37,294
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2031 (2)	21,000	21,881
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/2031 (4)	10,000	11,141

				224,307

Michigan (3.2%)
Detroit MI Sewer System Rev.	5.750%	1/1/2010 (3)(Prere.)	5,000	5,271
Detroit MI Sewer System Rev.	5.000%	7/1/2013 (4)(Prere.)	7,755	8,210
Detroit MI Sewer System Rev.	5.125%	7/1/2015 (1)(Prere.)	3,970	4,279
Detroit MI Sewer System Rev.	5.500%	7/1/2029 (3)	18,000	20,628
Detroit MI Sewer System Rev.	5.000%	7/1/2032 (4)	3,045	3,122
Detroit MI Sewer System Rev.	5.125%	7/1/2033 (1)	6,030	6,272
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/2024 (1)	7,500	7,771
Michigan Building Auth. Rev.	5.500%	10/15/2016	5,500	5,801
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	9,250	9,885
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,980	8,528

				79,767

Minnesota (0.5%)
1 Minnesota GO	5.000%	8/1/2020	10,570	11,308

Missouri (0.8%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2016 (4)	4,195	4,424
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2026	15,000	15,713

				20,137

Nebraska (1.4%)
Omaha NE GO	5.250%	4/1/2024	5,000	5,567
Omaha NE GO	5.250%	4/1/2025	7,500	8,365
Omaha NE GO	5.250%	4/1/2026	7,580	8,466
Omaha NE GO	5.250%	4/1/2027	10,730	12,012

				34,410

Nevada (0.3%)
Henderson NV Health Care Fac. Rev.	5.625%	7/1/2024	2,000	2,102
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/2011 (4)(Prere.)	5,000	5,305

				7,407

New Hampshire (1.0%)
Manchester NH General Airport Rev.	5.625%	1/1/2010 (4)(Prere.)	23,000	23,971

New Jersey (4.6%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2028 (1)	10,680	12,207
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	20,000	23,640
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	10,000	10,384
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2026 (2)	10,000	11,424
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	9,000	10,311
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (4)	10,000	10,755
New Jersey Transp. Corp. COP	6.000%	9/15/2010 (2)(Prere.)	13,000	13,827
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2022 (2)	5,000	5,524
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2024 (3)	5,795	6,765
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2010 (1)(Prere.)	2,060	2,148
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/2026	10,000	8,970

				115,955

New Mexico (1.0%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/2021 (1)	10,000	10,621
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	3,000	3,178
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2011 (Prere.)	10,000	10,672

				24,471

New York (7.5%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/2008 (3)	4,900	5,148
Babylon NY Waste Water Fac. GO	9.000%	8/1/2009 (3)	2,800	3,076
Babylon NY Waste Water Fac. GO	9.000%	8/1/2010 (3)	4,900	5,606
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2026 (4)	4,200	4,618
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/2035	18,690	19,830
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	4,675	4,885
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	6,165	7,133
New York City NY GO	5.250%	8/1/2012	8,535	9,053
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/2010 (Prere.)	265	285
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2024 (2)	10,000	10,444
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2025 (2)	10,000	11,431
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	7,500	8,569
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2011	7,335	8,001
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/2020	37,090	39,072
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2025 (1)	6,965	7,953
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/2030	12,215	12,606
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2017	10,000	10,581
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/2021 (ETM)	10,000	11,810
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/2022 (Prere.)	7,750	8,775

				188,876

North Carolina (1.7%)
North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/2010 (ETM)	4,935	5,307
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/2018 (ETM)	4,625	5,536
North Carolina GO	5.000%	3/1/2020	5,000	5,240
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2022 (4)	6,500	6,841
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/2034	15,000	15,098
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2011 (Prere.)	1,220	1,304
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2016	1,780	1,895

				41,221

Ohio (2.3%)
Cincinnati OH City School Dist. GO	5.250%	12/1/2027 (3)	14,900	16,611
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2016	3,000	3,158
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2017	2,260	2,376
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/2021	8,000	8,310
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/2046	10,000	10,149
Ohio Higher Educ. GO	5.000%	2/1/2025	5,000	5,213
Ohio Water Dev. Auth. PCR	5.500%	6/1/2021	4,000	4,514
Ohio Water Dev. Auth. PCR	5.500%	12/1/2022	6,355	7,220

				57,551

Oregon (0.6%)
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/2022	14,880	15,100

Pennsylvania (4.1%)
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2031	11,420	11,199
Pennsylvania GO	5.000%	9/1/2014 (4)	5,000	5,336
Pennsylvania GO	5.000%	1/1/2025	20,000	20,936
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2026 (4)	24,105	25,126
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2010 (3)	20,000	21,685
Pittsburgh PA GO	5.250%	9/1/2016 (3)	3,845	3,899
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/2013 (3)	10,000	11,084
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/2011 (Prere.)	1,725	1,866
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/2021	610	641

				101,772

Puerto Rico (1.3%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2008 (4)(Prere.)	2,000	2,058
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2014 (1)	2,000	2,056
Puerto Rico GO	5.000%	7/1/2033	3,600	3,657
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/2034 (2)	15,305	4,196
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/2034	7,205	7,580
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	10,060	12,133
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	940	1,134

				32,814

South Carolina (2.5%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/2028	20,000	21,060
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/2012 (Prere.)	7,750	8,642
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/2015 (3)	12,210	14,093
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/2015 (3)(ETM)	2,035	2,364
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	5,000	5,589
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/2030	10,000	10,310

				62,058

Tennessee (1.0%)
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2031	25,000	25,178

Texas (10.7%)
Austin TX Combined Util. System Rev.	0.000%	5/15/2017 (3)	4,900	3,187
Austin TX Water & Wastewater System Rev.	5.000%	5/15/2028 (1)	6,665	6,898
Brazos County TX Health Dev. (Franciscan Service Corp.)	5.375%	1/1/2022 (1)	5,750	5,862
Harris County TX GO	0.000%	10/1/2014 (1)	5,550	4,117
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	4,105	4,334
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	2,735	2,887
Houston TX GO	5.750%	3/1/2014 (4)	260	274
Houston TX GO	5.750%	3/1/2015 (4)	265	279
Houston TX GO	5.750%	3/1/2016 (4)	395	416
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2018 (2)	16,285	9,937
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2021 (2)	22,720	11,925
Houston TX Water & Sewer System Rev.	0.000%	12/1/2012 (2)	20,500	16,555
Lewisville TX Independent School Dist.	0.000%	8/15/2016	5,630	3,807
Lewisville TX Independent School Dist.	0.000%	8/15/2017	6,940	4,463
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2009 (4)(Prere.)	10	10
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/2011 (4)	12,605	13,184
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2016 (4)	27,490	28,698
Round Rock TX Independent School Dist. GO	0.000%	8/15/2011 (1)	5,000	4,264
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	11,435	11,970
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	10,000	10,595
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2025	15,500	16,131
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2032	15,000	15,539
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/2020	17,000	21,381
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)	38,730	30,239
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)(ETM)	940	735
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)(ETM)	335	239
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)	16,405	11,634
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)(ETM)	800	519
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)	39,170	25,139
Texas State Transp. Comm. First Tier	5.000%	4/1/2025	3,220	3,355

				268,573

Utah (1.1%)
Utah Transit Auth. Sales Tax Rev.	5.000%	6/15/2035 (1)	25,000	26,807

Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/2010 (Prere.)	5,000	5,446

Virginia (2.0%)
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/2037	16,755	17,027
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/2015 (Prere.)	10,000	11,042
Virginia College Building Auth. Educ. Fac. Rev. (Washington & Lee Univ.)	5.750%	1/1/2034	9,540	11,489
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2023	9,040	9,532

				49,090

Washington (1.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2014 (1)	5,000	3,762
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2017 (1)	11,685	7,592
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2018 (1)	10,000	6,172
Port of Seattle WA Rev.	5.625%	8/1/2010 (1)(Prere.)	7,735	8,122
Washington GO	5.625%	7/1/2010 (Prere.)	7,030	7,381
Washington GO	6.750%	2/1/2015	3,450	3,907

				36,936

West Virginia (0.4%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2014 (1)(ETM)	8,975	10,629

Wisconsin (2.1%)
Wisconsin Clean Water Rev.	6.875%	6/1/2011	20,500	22,120
Wisconsin GO	5.750%	5/1/2011 (Prere.)	10,000	10,671
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/2036	20,000	20,087

				52,878

Total Municipal Bonds
(Cost $2,292,040)				2,369,025

			Shares

Temporary Cash Investment (6.3%)

3 Vanguard Municipal Cash Management Fund, 3.586%
(Cost $157,758)			157,758,414	157,758

Total Investments (101.2%)
(Cost $2,449,798)				2,526,783

Other Assets and Liabilities - Net (-1.2%)				(30,939)

Net Assets (100%)				2,495,844

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2007.
2	Securities with a value of $4,662,000 have been segregated as initial margin for open futures contracts.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2007, the cost of investment securities for tax purposes was $2,467,110,000. Net unrealized appreciation of investment securities for tax purposes was $59,673,000, consisting of unrealized gains of $76,769,000 on securities that had risen in value since their purchase and $17,096,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(1,110)	119,238	(1,372)
30-Year U.S. Treasury Bond	(576)	63,396	(2,043)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard High-Yield Tax-Exempt Fund
Schedule of Investments
July 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.2%)

Alabama (1.1%)
Alabama Special Care Fac. Financing Auth. Birmingham Rev. (Ascension Health)	5.000%	11/15/2039	29,855	29,941
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/2024	3,000	3,226
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/2029	9,500	9,868
Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/2025	10,000	9,894
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/2028	17,000	17,245

				70,174

Arizona (1.5%)
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	4.750%	10/1/2010	4,250	4,199
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/2037	7,000	6,672
Chandler AZ IDA Rev. ( Intel Corp. Project) PUT	4.375%	12/1/2010	17,500	17,659
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/2032	15,200	15,517
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.900%	3/2/2009	16,500	16,088
Univ. of Arizona Board of Regents	6.200%	6/1/2016	26,660	29,954

				90,089

Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/2015 (1)	3,450	3,868

California (12.4%)
ABAG Finance Auth. for Non-Profit Corp. California Multifamily Rev. (Housing Archstone Redwood)	5.300%	10/1/2008	10,000	10,168
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	1,670	1,787
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	830	888
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2015	4,170	4,435
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2017	8,330	8,867
California GO	5.000%	8/1/2023 (4)	20,000	20,898
California GO	5.125%	2/1/2025	13,975	14,599
California GO	4.500%	12/1/2032 (4)	10,000	9,666
California GO	4.500%	10/1/2036	56,500	53,175
California GO	5.000%	6/1/2037	45,000	46,193
California Housing Finance Agency Home Mortgage Rev.	5.500%	2/1/2042	26,230	27,504
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/2017	32,155	33,560
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/2025	3,000	3,033
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/2027	6,185	5,988
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2021	7,675	7,967
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2022	5,000	5,177
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2023	2,870	2,966
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2019	7,000	7,548
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2012 (1)	25,000	26,874
California State Econ. Recovery Bonds	5.250%	7/1/2012	10,000	10,649
California State Econ. Recovery Bonds	5.250%	7/1/2014	30,000	32,471
California State Univ. Rev. Systemwide	5.000%	11/1/2020 (2)	20,995	22,166
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Oak Ridge) PUT	5.300%	6/1/2008	5,650	5,713
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/River Meadows) PUT	5.300%	6/1/2008	5,000	5,056
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.050%	5/15/2008	2,500	2,518
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	22,000	22,415
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013	37,785	38,545
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/2045	50,000	50,722
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/2027	20,000	20,778
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/2029	2,170	2,173
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/2035	2,715	2,716
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2028 (1)	25,000	24,461
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2013 (2)(Prere.)	20,885	22,052
Golden State Tobacco Securitization Corp. California	5.625%	6/1/2013 (Prere.)	7,000	7,617
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/2026	750	756
Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/2036	2,000	2,007
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/2013 (Prere.)	905	988
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/2013 (Prere.)	905	1,003
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/2013 (Prere.)	905	1,010
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/2013 (Prere.)	3,625	4,056
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/2013 (Prere.)	2,720	3,051
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2024 (4)	11,175	11,687
Northstar Community Services Dist. CA Special Tax Community Fac. Dist.	5.000%	9/1/2037	15,000	14,884
Poway CA USD Special Tax Community Fac. Dist.	5.250%	9/1/2036	5,235	5,272
1 Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/2038	25,000	24,960
Roseville CA North Central Roseville Community Fac. Dist.	5.400%	9/1/2008	1,855	1,869
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/2030 (2)	19,000	21,002
San Bernardino County CA Medical Center COP	7.000%	8/1/2020	12,180	15,044
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	25,220	32,079
San Diego CA USD GO	5.500%	7/1/2019 (1)	10,140	11,325
San Diego CA USD GO	5.500%	7/1/2021 (1)	12,725	14,311
San Diego CA USD GO	5.500%	7/1/2023 (1)	7,500	8,483
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/2033 (2)	10,000	10,323
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2009 (1)	3,000	2,842
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2025 (1)	12,900	5,685
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/2013 (Prere.)	3,000	3,347

				757,329

Colorado (3.1%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/2011 (Prere.)	10,000	10,502
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	8,200	8,688
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	5,130	5,435
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	3,000	3,179
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (ETM)	7,775	8,238
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	5,215	5,526
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	4.500%	9/1/2038	25,000	22,709
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/2041	30,000	30,020
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/2026	1,000	1,025
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/2037	2,250	2,299
Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/2025	15,500	15,750
Denver CO City & County Single Family Mortgage Rev.	4.700%	12/1/2039	6,088	6,381
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2009 (1)	16,195	14,928
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2010 (1)	7,185	6,365
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2012 (1)	26,795	21,854
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2013 (1)	5,000	3,901
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2014 (1)	8,000	5,960
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2015 (1)	5,000	3,551
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2018 (1)	5,000	3,054
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/2025 (4)	10,000	9,107

				188,472

Connecticut (1.4%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/2028	35,250	36,411
Connecticut Dev. Auth. PCR (Connecticut Power & Light) PUT	3.350%	10/1/2008 (2)	8,000	7,932
Connecticut GO	5.375%	4/15/2012 (Prere.)	10,000	10,646
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,332
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,332
Connecticut GO	5.375%	4/15/2012 (Prere.)	7,180	7,644
Connecticut GO	5.375%	11/15/2012 (Prere.)	5,000	5,369
Connecticut GO	5.375%	11/15/2012 (Prere.)	5,000	5,369

				84,035

Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/2038	4,995	5,317

District of Columbia (1.0%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/2030 (2)	12,815	13,609
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2007 (3)(Prere.)	7,270	7,357
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2007 (3)(Prere.)	6,795	6,876
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2013 (1)	2,500	2,646
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2016 (1)	2,775	2,933
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2017 (1)	2,000	2,107
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2018 (1)	2,000	2,103
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2027 (1)	24,000	25,128

				62,759

Florida (5.4%)
Beacon Lakes FL Community Dev.	6.900%	5/1/2035	17,875	19,223
Brevard County FL School Board COP	5.000%	7/1/2027 (2)	12,895	13,306
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	8,240	8,705
East Homestead Community Dev. Dist. Florida Special Assessment Rev.	5.000%	5/1/2011	3,685	3,655
Escambia County FL Environmental Improvement Rev.	5.750%	11/1/2027	6,000	6,141
Florida Housing Finance Agency Rev.	5.750%	1/1/2037	29,850	31,665
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.750%	1/1/2037	13,990	14,885
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/2036	14,800	14,961
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2034	5,185	5,225
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.000%	10/1/2036	7,000	6,852
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2041	10,000	10,064
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/2036	14,400	14,634
Landmark at Doral Community Dev. Dist. Florida Special Assessment	5.200%	5/1/2015	6,680	6,592
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/2009 (Prere.)	1,475	1,550
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/2009 (Prere.)	1,000	1,051
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.125%	11/15/2036	2,500	2,406
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/2035	84,000	85,459
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/2038 (11)	8,770	8,887
Miami-Dade County FL School Board COP	5.250%	10/1/2018 (3)	7,915	8,411
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/2009 (Prere.)	1,390	1,433
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/2009 (Prere.)	2,000	2,100
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/2020	1,100	1,086
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/2026	1,000	1,008
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.000%	7/1/2012	6,000	5,987
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/2032	1,200	1,174
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/2038	1,500	1,457
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/2010	535	540
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/2026	3,000	3,058
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/2017 (ETM)	2,200	2,565
Palm Beach County FL Airport System Rev.	5.750%	10/1/2012 (1)(ETM)	2,340	2,548
Palm Beach County FL Airport System Rev.	5.750%	10/1/2012 (1)	7,220	7,815
Palm Beach County FL Airport System Rev.	5.750%	10/1/2014 (1)(ETM)	2,060	2,295
Palm Beach County FL Airport System Rev.	5.750%	10/1/2014 (1)	6,440	7,113
Palm Glades Comm. Dev. Dist. (Florida Supplemental Assessment)	4.850%	8/1/2011	2,485	2,418
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/2030	18,000	18,789
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/2015 (3)	1,180	1,280
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/2016 (3)	1,720	1,873

				328,211

Georgia (1.3%)
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/2010	5,000	5,489
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/2017 (1)	5,000	5,355
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/2034	2,000	2,084
Georgia Housing Finance Auth. Rev.	5.000%	12/1/2026	4,750	4,763
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/2018 (1)	4,060	4,660
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/2018 (1)(ETM)	845	986
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/2018 (1)(ETM)	95	109
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2018	5,000	5,158
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2019	15,000	15,426
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2019	9,500	9,727
Richmond County GA Dev. Auth. Environmental Improvement Rev.	5.750%	11/1/2027	3,000	3,071
Winder-Barrow County GA Joint Dev. Auth. Solid Waste Disposal Rev. (Republic Services Inc.) VRDO	3.980%	8/7/2007	23,800	23,800

				80,628

Guam (0.1%)
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	6.000%	7/1/2025	2,000	2,155
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	5.875%	7/1/2035	5,000	5,286

				7,441

Hawaii (1.4%)
Hawaii GO	5.000%	7/1/2019 (2)	14,055	14,805
Hawaii GO	5.000%	7/1/2020 (2)	14,850	15,602
Hawaii Harbor Capital Improvement Rev.	5.500%	7/1/2027 (1)	18,500	18,887
Honolulu HI City & County GO	5.250%	7/1/2012 (3)	4,950	5,260
Honolulu HI City & County GO	5.250%	7/1/2020 (3)	15,360	16,457
Honolulu HI City & County GO	5.000%	7/1/2022 (3)	8,115	8,487
Honolulu HI City & County Waste Water GO	0.000%	7/1/2017 (3)	6,000	3,902
Honolulu HI City & County Waste Water GO	0.000%	7/1/2018 (3)	2,000	1,238

				84,638

Idaho (0.1%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev.	5.125%	1/1/2029	3,100	3,121
Madison County ID Hosp. Rev.	5.250%	9/1/2037	1,650	1,628

				4,749

Illinois (3.4%)
Chicago IL GO	5.125%	1/1/2009 (3)(Prere.)	55	57
Chicago IL GO	0.000%	1/1/2016 (1)(Prere.)	7,795	7,213
Chicago IL GO	0.000%	1/1/2016 (1)(Prere.)	7,445	6,898
Chicago IL GO	0.000%	1/1/2026 (1)	2,755	2,493
Chicago IL GO	0.000%	1/1/2027 (1)	2,630	2,379
Chicago IL GO	5.125%	1/1/2029 (3)	6,775	6,906
Chicago IL Midway Airport Rev.	5.500%	1/1/2014 (4)	6,410	6,728
Chicago IL Midway Airport Rev.	5.500%	1/1/2015 (4)	4,760	4,993
Chicago IL Midway Airport Rev.	5.500%	1/1/2016 (4)	7,135	7,475
Chicago IL Midway Airport Rev.	5.500%	1/1/2017 (4)	7,525	7,871
Chicago IL Midway Airport Rev.	5.500%	1/1/2018 (4)	7,940	8,296
Chicago IL Public Building Comm. GO	7.000%	1/1/2015 (1)(ETM)	6,560	7,225
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	10,000	12,436
Chicago IL Skyway Toll Bridge	5.500%	1/1/2011 (2)(Prere.)	20,000	21,248
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/2010	9,750	9,811
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/2043	20,500	21,927
Illinois Finance Auth. Rev. (Smith Village Project)	6.125%	11/15/2025	7,635	7,936
Illinois Finance Auth. Rev. (Tabor Hills Supportive Living)	5.250%	11/15/2036	3,000	2,934
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/2035	4,000	3,950
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/2011 (2)	3,105	3,175
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/2018 (2)	2,500	2,553
Illinois Sales Tax Rev.	5.500%	6/15/2016 (3)	3,000	3,317
Illinois Sales Tax Rev.	5.750%	6/15/2019 (3)	5,000	5,693
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2038 (1)	47,380	10,759
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2039 (1)	104,445	21,999
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/2042 (1)	10,000	10,467

				206,739

Indiana (2.3%)
Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group)	5.000%	11/15/2039	46,395	46,562
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/2023 (ETM)	19,400	25,433
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	11,115	11,841
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/2017	21,000	21,147
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/2014	21,500	23,940
Vigo County IN Econ. Dev. Rev. (Republic Services Inc.) VRDO	3.980%	8/7/2007	10,000	10,000

				138,923

Iowa (0.4%)
Tobacco Settlement Financing Corp. Iowa Rev.	0.000%	6/1/2034	25,000	25,073

Kansas (0.9%)
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/2026	2,000	2,100
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/2038	2,000	2,099
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/2032	9,000	9,675
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/2032	21,100	21,709
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/2026	1,000	934
Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/2031	1,000	939
Salina KS Hosp. Rev. (Salina Regional Health)	5.000%	10/1/2036	825	815
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2036	15,830	15,910

				54,181

Kentucky (1.0%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/2017 (2)	8,000	8,170
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/2021 (2)	2,000	2,043
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/2017 (1)	7,500	7,950
Kentucky Property & Building Comm. Rev.	5.250%	10/1/2015 (4)	5,300	5,759
Kentucky Property & Building Comm. Rev.	5.250%	10/1/2016 (4)	7,000	7,635
Kentucky Property & Building Comm. Rev.	5.000%	10/1/2017 (2)	6,000	6,442
Kentucky Property & Building Comm. Rev.	5.250%	10/1/2017 (4)	2,000	2,188
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.250%	1/1/2011 (4)(Prere.)	6,000	6,274
Russell KY Rev. Bon Secours Health System	5.625%	11/15/2030	16,000	16,579

				63,040

Louisiana (2.0%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/2010	5,000	5,026
East Baton Rouge LA Mortgage Fin. Auth. Single Family Rev.	5.400%	4/1/2038	3,000	3,143
Ernest N. Morial - New Orleans LA Exhibit Hall Special Tax	5.000%	7/15/2025 (2)	27,000	27,712
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.950%	6/1/2038	10,000	10,776
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/2037	75,000	74,620

				121,277

Maine (0.2%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/2019	9,250	9,645

Maryland (2.8%)
Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/2041	13,170	13,971
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/2009 (Prere.)	25,000	27,389
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/2016	3,000	2,998
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/2031	12,000	11,408
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.250%	12/1/2031	2,000	1,965
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	4.750%	1/1/2013	10,000	9,962
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/2017	11,500	11,440
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	30,000	33,312
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/2010 (Prere.)	15,000	16,349
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/2021	3,930	4,086
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/2022	3,000	3,180
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/2028	8,070	8,169
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/2032	6,500	6,852
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/2034	15,500	15,647
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/2020	420	437
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/2035	2,000	2,119

				169,284

Massachusetts (3.1%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/2009	2,000	2,092
Massachusetts Dev. Finance Agency Rev. (Linden Ponds Inc.)	5.750%	11/15/2035	3,700	3,792
Massachusetts Dev. Finance Agency Rev. (Linden Ponds Inc.)	5.750%	11/15/2042	3,800	3,871
Massachusetts GO	5.250%	8/1/2022 (1)	25,000	27,635
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/2015	22,500	23,120
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.000%	7/15/2035	15,110	15,496
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/2011	5,685	5,990
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	17,000	18,048
* Massachusetts Ind. Finance Agency Solid Waste Disposal Rev. (Massachusetts Paper Co.)	0.000%	11/1/2012	5,098	5
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/2015 (1)	7,535	7,956
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/2014 (3)(Prere.)	15,000	16,526
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/2020	13,920	14,983
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2019 (ETM)	43,700	50,929

				190,443

Michigan (1.2%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/2012 (Prere.)	11,000	12,111
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/2032	5,000	5,110
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/2046	55,000	55,734

				72,955

Minnesota (1.5%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/2030	3,000	3,036
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/2028	4,500	4,617
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/2037	16,000	16,317
Minneapolis & St. Paul MN Metro. Airport	5.200%	1/1/2008 (2)(Prere.)	7,000	7,111
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/2023	7,000	7,452
Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/2032	39,000	40,765
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.375%	11/15/2018	8,850	9,027
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.500%	11/15/2027	4,500	4,595

				92,920

Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/2031 (10)	11,365	11,725
Mississippi Home Corp. Single Family Rev.	5.500%	6/1/2038	4,000	4,224

				15,949

Missouri (1.5%)
Branson MO Regional Airport Transp. Dev. Dist. Rev.	6.000%	7/1/2037	4,500	4,354
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/2035	4,000	4,041
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Mission Health System)	5.375%	11/15/2016 (1)	7,000	7,124
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.050%	3/1/2037	12,500	13,371
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.000%	3/1/2038	4,600	4,984
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	5.600%	9/1/2038	8,500	9,088
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/2028 (1)	5,000	5,163
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2027 (1)	10,000	11,363
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2028 (1)	10,000	11,419
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2029 (1)	6,000	6,858
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/2037	11,000	11,235

				89,000

Montana (0.1%)
Montana Board Housing (Single Family Mortgage) Rev.	5.750%	12/1/2037	6,410	6,771

Nebraska (0.8%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/2011 (2)(Prere.)	5,500	5,780
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/2011 (Prere.)	22,370	23,536
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/2011 (Prere.)	21,345	22,458

				51,774

Nevada (0.7%)
Clark County NV Airport Improvement Rev.	5.000%	7/1/2008	8,000	8,087
Clark County NV PCR (Southern California Edison Co.) PUT	3.250%	3/2/2009	12,500	12,272
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/2031	21,750	22,255

				42,614

New Hampshire (0.3%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/2009	20,925	20,634

New Jersey (6.9%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/2009	5,000	5,263
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/2009	1,500	1,572
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/2019	2,000	2,028
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.000%	1/1/2029	7,500	7,573
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/2029	2,000	2,023
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/2029	10,000	10,098
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/2026	2,000	1,997
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/2036	2,000	1,979
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/2029	20,000	21,296
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2031	6,500	6,795
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	2,250	2,571
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	30,500	34,845
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/2015	825	816
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/2025	710	721
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/2037	1,230	1,253
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2024 (1)	18,055	20,009
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/2031	10,000	10,491
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/2019 (2)	25,000	28,033
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/2012	14,000	14,725
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013	12,610	13,561
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (ETM)	2,390	2,574
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2009 (2)	61,405	61,487
New Jersey Transp. Corp. COP	5.750%	9/15/2015	26,620	28,612
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2013 (Prere.)	16,000	17,358
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2013 (Prere.)	20,000	21,698
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2023 (3)	10,000	11,630
New Jersey Turnpike Auth. Rev.	5.000%	1/1/2022 (4)	16,630	17,414
New Jersey Turnpike Auth. Rev.	0.000%	1/1/2035 (2)	32,495	23,156
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/2023	9,305	8,926
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/2026	46,750	41,936

				422,440

New Mexico (1.5%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/2025	22,550	23,632
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/2026	8,000	8,359
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	11,000	11,653
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2011 (Prere.)	27,550	29,401
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.600%	7/1/2038	9,500	10,067
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.300%	1/1/2039	6,500	6,822
Univ. of New Mexico Univ. Rev.	5.000%	7/1/2032 (4) (7)	3,500	3,599

				93,533

New York (8.9%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020 (4)	5,000	5,501
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021 (4)	3,745	4,118
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022 (4)	4,500	4,948
Essex County NY IDA Solid Waste Disposal Rev. (International Paper)	5.200%	12/1/2023	2,750	2,737
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/2047 (1)	30,000	28,539
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/2035	22,000	23,342
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2012 (4)	10,000	8,289
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	20,825
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/2008 (ETM)	4,465	4,595
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2014	15,460	16,849
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2015	28,165	30,947
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2018 (2)	5,000	5,608
New York City NY GO	5.000%	3/1/2021	29,500	30,726
New York City NY GO	5.000%	3/1/2022	30,975	32,222
New York City NY GO	5.000%	4/1/2030	12,500	12,891
New York City NY IDA Special Fac. Rev.	5.500%	1/1/2017	3,250	3,497
New York City NY IDA Special Fac. Rev.	5.500%	1/1/2018	3,500	3,745
New York City NY IDA Special Fac. Rev.	5.500%	1/1/2019	4,500	4,802
New York City NY IDA Special Fac. Rev.	5.500%	1/1/2020	4,000	4,275
New York City NY IDA Special Fac. Rev.	7.750%	8/1/2031	15,000	17,638
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/2035 (1)	24,635	25,386
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/2010	3,050	3,238
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2034	5,000	5,007
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2017 (4)	8,000	8,498
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2019 (2)	10,000	11,195
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2022 (4)	5,500	5,780
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2013	13,380	15,736
New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Jewish Obligated Group)	4.321%	5/1/2018	23,370	23,135
New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Jewish Obligated Group)	5.000%	5/1/2037	10,000	9,969
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/2010 (1)	7,535	7,704
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/2011 (1)	6,780	6,936
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/2012 (1)	8,445	8,644
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2020 (2)	20,000	22,533
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/2012	16,000	16,420
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/2013	12,500	12,812
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/2014	3,000	3,090
Port Auth. of New York & New Jersey Rev.	6.000%	10/15/2032 (1)	8,725	8,846
Port Auth. of New York & New Jersey Special Obligation Rev. (JFK International Airport)	6.250%	12/1/2008 (1)	4,000	4,124
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/2017 (ETM)	10,000	10,941
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2018	15,000	15,834
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/2020 (1)	10,000	11,313
Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center Project)	7.250%	1/1/2010	6,595	6,898
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/2025	11,500	11,785
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/2030	20,000	20,423

				542,341

North Carolina (3.2%)
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.250%	10/1/2011 (Prere.)	28,355	29,924
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.250%	10/1/2039	6,645	6,899
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2013	17,455	18,439
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2014	6,000	6,414
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2015	8,000	8,455
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2016	3,000	3,168
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2017	2,000	2,112
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/2018 (ETM)	6,665	7,978
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	1/1/2038	4,000	4,199
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	7/1/2038	9,000	9,459
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/2039	15,000	15,076
North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/2035	12,500	13,049
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	6.875%	10/1/2010 (Prere.)	4,000	4,355
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	7.000%	10/1/2010 (Prere.)	15,000	16,537
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.000%	10/1/2023	1,850	1,842
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.100%	10/1/2030	1,155	1,126
North Carolina Medical Care Comm. Health Systems Rev. (Mission Health Combined Group)	4.250%	10/1/2029	21,000	18,773
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/2027	2,750	2,723
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/2033	3,000	2,923
North Carolina Medical Care Comm. Retirement Fac. Rev. (United Methodist Retirement Home)	7.250%	10/1/2009 (Prere.)	13,000	13,950
North Carolina Medical Care Comm. Retirement Fac. Rev. (Village at Brookwood)	5.250%	1/1/2032	3,500	3,369
North Carolina Muni. Power Agency Rev.	5.500%	1/1/2015 (1)	3,500	3,836

				194,606

Northern Mariana Islands (0.2%)
2 Northern Mariana Islands GO	7.375%	6/1/2010 (Prere.)	10,500	11,520

Ohio (2.6%)
1 American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/2012	27,000	27,897
1 American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/2013	7,000	7,258
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.750%	12/1/2007 (9)(ETM)	3,300	3,321
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.350%	12/1/2008 (9)(ETM)	4,615	4,704
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/2009 (9)(ETM)	3,850	3,980
Ohio Common Schools PUT	2.450%	9/14/2007	7,400	7,381
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/2041	21,000	21,423
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/2046	20,000	20,297
1 Ohio Housing Finance Agency Mortgage Rev.	5.000%	9/1/2027	11,320	11,336
1 Ohio Housing Finance Agency Mortgage Rev.	5.100%	9/1/2038	6,000	6,004
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/2007	15,465	15,466
Ohio Water Dev. Auth. PCR	5.500%	12/1/2021	10,440	11,817
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.350%	11/1/2008 (Prere.)	2,500	2,571
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/2013	14,750	15,124

				158,579

Oklahoma (1.2%)
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.125%	11/15/2025	2,000	2,023
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.000%	11/15/2038	7,500	7,523
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.750%	9/1/2036	6,955	7,381
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.800%	9/1/2037	4,250	4,565
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.875%	9/1/2037	6,250	6,727
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.950%	9/1/2037	9,000	9,756
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/2020 (2)	4,250	4,465
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/2021 (2)	4,510	4,727
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/2036	12,000	12,062
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT	5.650%	12/1/2008	15,500	15,560

				74,789

Oregon (0.2%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/2021	5,000	5,178
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/2020 (ETM)	1,405	1,490
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/2020	1,595	1,677
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/2032	3,000	3,015

				11,360

Pennsylvania (2.6%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/2011 (1)	6,000	6,338
Bucks County PA IDA Retirement Community Rev. (Ann's Choice)	6.250%	1/1/2035	3,000	3,127
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/2023	27,700	30,274
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/2020	1,000	994
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/2026	500	500
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/2022	3,000	3,038
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2014 (2)	6,000	6,305
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2015 (2)	3,500	3,683
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/2018 (2)	10,500	10,421
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/2036	10,000	10,943
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/2014 (2)	10,000	10,619
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2014 (4)	10,000	10,644
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2011 (3)	21,500	23,881
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	4.241%	9/1/2007	42,210	41,946

				162,713

Puerto Rico (3.3%)
Puerto Rico GO	5.000%	7/1/2033	8,400	8,533
Puerto Rico Muni. Finance Agency	5.250%	8/1/2018 (4)	23,570	25,863
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/2024	17,040	18,262
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2033	24,750	25,812
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/2034	17,200	18,096
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012 (2)	33,000	34,639
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	34,000	36,012
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2056	450,000	35,514

				202,731

South Carolina (2.9%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/2027	11,120	11,479
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/2029	22,500	23,692
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/2031	11,500	11,828
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/2025	5,000	5,269
Greenville County SC School Dist. GO	5.000%	12/1/2027	35,000	36,266
Greenville County SC School Dist. GO	5.000%	12/1/2028	12,480	12,922
Lancaster County SC Assessment Rev.	5.450%	12/1/2037	1,650	1,650
1 Lexington County SC Health Services Dist. Inc. Hospital Rev.	5.000%	11/1/2032	30,000	29,785
Richland County SC (International Paper)	6.100%	4/1/2023	22,750	23,858
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/2021	1,500	1,475
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/2028	1,100	1,097
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/2042	1,000	997
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/2010 (Prere.)	19,500	21,956

				182,274

Tennessee (4.2%)
Memphis TN Electric System Rev.	5.000%	12/1/2016 (1)	40,000	42,038
Memphis-Shelby County TN Airport Auth. Rev.	5.050%	9/1/2012	5,100	5,224
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/2024 (2)	7,450	7,823
Metro. Govt. of Nashville & Davidson County TN Electric Rev.	5.200%	5/15/2023	17,000	17,478
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	10,865	11,567
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	9,235	9,832
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2015 (3)	4,070	4,317
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2016 (3)	4,310	4,573
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/2019 (1)	8,395	8,819
Springfield TN Health & Educ. Fac. Board Hosp. Rev. (Northcrest Medical Center)	4.900%	8/1/2008	670	671
Sullivan County TN Health & Housing Fac. Board Hosp. Rev. Wellmont Health System	5.250%	9/1/2026	3,500	3,553
Sullivan County TN Health & Housing Fac. Board Hosp. Rev. Wellmont Health System	5.250%	9/1/2036	12,000	12,042
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2014	25,370	26,204
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2015	30,495	31,511
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2019	25,865	26,479
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2020	10,000	10,205
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/2037	15,775	16,680
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/2037	20,000	21,187

				260,203

Texas (5.2%)
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/2027	1,000	991
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/2033	760	742
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.750%	12/1/2018	5,000	5,217
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	35,200	35,319
Harris County TX GO	0.000%	10/1/2013 (1)	9,630	7,493
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/2010 (2)	5,140	5,393
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/2010 (2)(ETM)	1,735	1,802
Harris County TX Hosp. Dist. Rev.	6.000%	2/15/2014 (1)	13,985	14,738
Houston TX Water & Sewer System Rev.	0.000%	12/1/2010 (2)	5,000	4,386
Houston TX Water & Sewer System Rev.	0.000%	12/1/2011 (2)	24,810	20,899
Houston TX Water & Sewer System Rev.	0.000%	12/1/2012 (2)	26,000	20,997
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/2030	12,350	13,099
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/2027	7,500	7,813
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.500%	2/15/2025	2,100	2,139
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.625%	2/15/2035	3,400	3,480
Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/2018	4,000	3,925
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2017 (ETM)	2,560	2,700
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2013	5,240	5,525
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2014	5,000	5,298
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	7,080	7,536
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	5,550	5,908
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	3,245	3,441
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	5,000	5,302
Texas Muni. Gas Acquisition & Supply Corp. Rev.	4.291%	9/15/2007	40,000	39,950
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/2017	8,400	8,825
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/2019	22,500	23,542
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/2020	22,500	23,489
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)(ETM)	280	191
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2013	2,500	2,633
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2014	6,650	7,041
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/2011 (2)(ETM)	7,000	6,120
Texas Water Finance Assistance GO	5.750%	8/1/2031	21,395	22,653

				318,587

Virgin Islands (0.9%)
Virgin Islands Public Finance Auth. Rev.	5.500%	10/1/2007	6,530	6,545
Virgin Islands Public Finance Auth. Rev.	6.000%	10/1/2008	4,915	5,015
Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/2009	3,065	3,132
Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/2013	11,000	11,304
Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/2018	19,000	19,541
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/2019	10,000	10,741

				56,278

Virginia (2.6%)
Albemarle County VA IDA Residential Care Fac. Rev. (Westminster-Canterbury Blue Ridge)	5.000%	1/1/2031	1,250	1,216
3 Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/2031	5,645	5,823
3 Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/2032	475	497
Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/2028	14,719	15,109
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/2022	4,000	4,012
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/2027	3,375	3,358
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/2037	5,000	4,950
Henrico County VA Econ. Dev. (Bon Secours)	5.600%	11/15/2030	7,600	7,866
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2008 (Prere.)	2,985	3,032
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2018	515	521
Norfolk VA Redev. Housing Auth. Rev.	6.000%	1/1/2025	500	520
Norfolk VA Redev. Housing Auth. Rev.	6.125%	1/1/2035	1,100	1,147
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	5.250%	8/15/2007 (ETM)	4,600	4,603
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/2037	40,000	40,650
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/2015 (Prere.)	10,000	11,042
Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/2046	9,500	7,365
Virginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/2009 (Prere.)	9,000	9,824
1 Virginia Housing Dev. Auth. Rev.	5.000%	10/1/2026	38,000	38,235

				159,770

Washington (0.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2010 (1)	19,550	17,485
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2011 (1)	11,400	9,783
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2012 (1)	19,650	16,173
Port of Seattle WA GO	5.000%	11/1/2010 (4)	6,675	6,899

				50,340

West Virginia (0.5%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/2022	20,000	20,288
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2013 (1)(ETM)	8,390	9,757

				30,045

Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/2034	3,500	3,765

Total Municipal Bonds
(Cost $5,964,509)				6,074,806

			Shares

Temporary Cash Investment (1.0%)

4 Vanguard Municipal Cash Management Fund, 3.586%
(Cost $61,894)			61,893,893	61,894

Total Investments (100.2%)
(Cost $6,026,403)				6,136,700

Other Assets and Liabilities - Net (-0.2%)				(12,724)

Net Assets (100%)				6,123,976

*	Non-income-producing security--interest payments in default.
1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2007.
2	Securities with a value of $9,874,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $6,320,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2007, the cost of investment securities for tax purposes was $6,055,018,000. Net unrealized appreciation of investment securities for tax purposes was $81,682,000, consisting of unrealized gains of $135,965,000 on securities that had risen in value since their purchase and $54,283,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(3,655)	392,627	(240)
30-Year U.S. Treasury Bond	(2,240)	246,540	(5,032)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Tax-Exempt Money Market Fund
Schedule of Investments
July 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (96.9%)

Alabama (0.6%)
1 Alabama Public School & College Auth. TOB VRDO	3.670%	8/7/2007 (3)	5,000	5,000
1 Alabama Special Care Fac. Financing Auth. TOB VRDO	3.670%	8/7/2007	5,000	5,000
1 Birmingham AL Medical Center East Special Care Fac. Financing Auth. Rev. TOB PUT	3.720%	11/1/2007 (1)	25,265	25,265
Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	3.620%	8/7/2007 LOC	18,160	18,160
1 Birmingham AL Water & Sewer Works Rev. TOB VRDO	3.680%	8/7/2007 (2)	4,000	4,000
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	3.630%	8/7/2007	33,550	33,550
1 Montgomery AL Water Works & Sewer Systems Rev. TOB VRDO	3.680%	8/7/2007 (4)	5,205	5,205
1 Univ. of Alabama General Rev. TOB VRDO	3.670%	8/7/2007 (1)	2,500	2,500
1 Univ. of Alabama General Rev. TOB VRDO	3.680%	8/7/2007 (1)	16,910	16,910
1 Univ. of South Alabama Univ. Tuition Rev. & Capital Improvement TOB VRDO	3.680%	8/7/2007 (3)	7,860	7,860

				123,450

Alaska (0.6%)
Alaska GO	5.000%	7/15/2008 (4)	6,605	6,680
Alaska Housing Finance Corp. Home Mortgage VRDO	3.710%	8/7/2007 (4)	20,000	20,000
1 Alaska Housing Finance Corp. TOB VRDO	3.670%	8/7/2007	8,615	8,615
1 Alaska Housing Finance Corp. TOB VRDO	3.670%	8/7/2007 (3)	4,895	4,895
1 Alaska Housing Finance Corp. TOB VRDO	3.670%	8/7/2007 (1)	5,015	5,015
1 Alaska Housing Finance Corp. TOB VRDO	3.680%	8/7/2007 (1)	8,530	8,530
1 Alaska Housing Finance Corp. TOB VRDO	3.710%	8/7/2007	4,850	4,850
1 Anchorage AK Wastewater Util. Fund Rev. TOB VRDO	3.670%	8/7/2007 (1)	6,285	6,285
1 Anchorage AK Wastewater Util. Fund Rev. TOB VRDO	3.670%	8/7/2007 (1)	8,280	8,280
1 Anchorage AK Water Rev. TOB VRDO	3.670%	8/7/2007 (1)	15,420	15,420
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.690%	8/1/2007	23,020	23,020
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.690%	8/1/2007	5,525	5,525

				117,115

Arizona (1.8%)
1 Arizona School Fac. Board Rev. TOB VRDO	3.660%	8/7/2007	7,700	7,700
1 Arizona State Univ. COP TOB VRDO	3.670%	8/7/2007 (2)	5,360	5,360
1 Arizona State Univ. COP TOB VRDO	3.680%	8/7/2007 (2)	5,425	5,425
1 Arizona Transp. Board Highway Rev. TOB VRDO	3.680%	8/7/2007	10,630	10,630
1 Chandler AZ GO TOB VRDO	3.660%	8/7/2007	9,280	9,280
1 Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	3.670%	8/7/2007 LOC	69,465	69,465
1 Maricopa County AZ Public Finance Corp. Lease Rev. TOB VRDO	3.670%	8/7/2007 (2)	6,410	6,410
McAllister Academic Village AZ LLC Rev. (Arizona State Univ.) VRDO	3.600%	8/7/2007 (2)	10,900	10,900
1 Mesa AZ Util. System Rev. TOB VRDO	3.670%	8/7/2007 (4)	5,205	5,205
Nanotechnology Research Arizona Lease Rev. (Arizona State Univ. Project) VRDO	3.610%	8/7/2007 (1)	19,175	19,175
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	3.660%	8/7/2007 (3)	24,215	24,215
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	3.670%	8/7/2007 (3)	4,675	4,675
Phoenix AZ Civic Improvement Corp. Water System Rev. CP	3.690%	8/13/2007 LOC	25,000	25,000
Phoenix AZ Civic Improvement Corp. Water System Rev. CP	3.750%	8/13/2007 LOC	2,000	2,000
1 Phoenix AZ GO TOB VRDO	3.650%	8/7/2007	16,640	16,640
1 Phoenix AZ GO TOB VRDO	3.670%	8/7/2007	5,000	5,000
1 Phoenix AZ GO TOB VRDO	3.680%	8/7/2007	8,430	8,430
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.700%	8/1/2007	6,400	6,400
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.750%	8/7/2007	35,000	35,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.730%	8/10/2007	16,900	16,900
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.730%	8/13/2007	14,000	14,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.780%	8/17/2007	11,075	11,075
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.740%	10/1/2007	11,150	11,150
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.750%	10/1/2007	17,000	17,000
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	3.660%	8/7/2007	14,900	14,900
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	3.680%	8/7/2007	16,000	16,000
Tempe AZ Transit Excise Tax Rev. VRDO	3.630%	8/7/2007	14,985	14,985

				392,920

Arkansas (0.3%)
Arkansas Federal Highway Grant	5.500%	8/1/2007	18,500	18,500
1 Arkansas GO TOB VRDO	3.670%	8/7/2007	4,860	4,860
Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	3.630%	8/7/2007	32,900	32,900

				56,260

California (1.1%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.620%	8/7/2007 LOC	10,500	10,500
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.620%	8/7/2007 LOC	18,800	18,800
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.670%	8/7/2007 (2)	25,000	25,000
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.670%	8/7/2007 LOC	40,000	40,000
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.670%	8/7/2007 LOC	44,300	44,300
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.770%	8/1/2007 (2)	50,000	50,000
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.670%	8/7/2007 (2)	40,000	40,000
California Housing Finance Agency Home Mortgage Rev. VRDO	3.700%	8/1/2007	16,100	16,100

				244,700

Colorado (3.5%)
Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	3.610%	8/7/2007	10,023	10,023
Colorado General Fund TRAN	4.250%	6/27/2008	100,000	100,475
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	3.630%	8/7/2007	38,340	38,340
1 Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	3.670%	8/7/2007 LOC	29,990	29,990
1 Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	3.670%	8/7/2007 LOC	46,000	46,000
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.630%	8/7/2007	13,600	13,600
Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	3.630%	8/7/2007	40,300	40,300
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.630%	8/7/2007	19,825	19,825
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.680%	8/7/2007	69,790	69,790
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.680%	8/7/2007	17,250	17,250
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.630%	8/7/2007	10,090	10,090
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.630%	8/7/2007	34,500	34,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.630%	8/7/2007	19,590	19,590
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.630%	8/7/2007	21,260	21,260
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.680%	8/7/2007	24,315	24,315
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.680%	8/7/2007	15,000	15,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.680%	8/7/2007	17,000	17,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.680%	8/7/2007	15,000	15,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.680%	8/7/2007	9,770	9,770
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.680%	8/7/2007	16,970	16,970
1 Colorado Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.720%	8/7/2007 (1)	6,000	6,000
1 Colorado Springs CO Util. System Rev. TOB VRDO	3.680%	8/7/2007	4,225	4,225
Colorado Student Obligation Bond Auth. VRDO	3.670%	8/7/2007 (2)	11,200	11,200
Denver CO City & County (Wellington E. Webb Municipal Office Building) COP VRDO	3.620%	8/7/2007 (2)	39,900	39,900
1 Denver CO City & County Airport Rev. TOB VRDO	3.670%	8/7/2007 (10)	10,510	10,510
1 Denver CO City & County Airport Rev. TOB VRDO	3.690%	8/7/2007 (4)	1,500	1,500
Denver CO City & County Airport Rev. VRDO	3.660%	8/7/2007 (1)	10,000	10,000
Denver CO City & County Airport Rev. VRDO	3.690%	8/7/2007 (11)	21,700	21,700
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.620%	8/7/2007 LOC	3,320	3,320
1 Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	3.680%	8/7/2007 (2)	7,400	7,400
1 Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	3.680%	8/7/2007 (2)	31,310	31,310
1 Univ. of Colorado Enterprise System Rev. TOB VRDO	3.670%	8/7/2007 (1)	14,955	14,955
1 Univ. of Colorado Enterprise System Rev. TOB VRDO	3.680%	8/7/2007 (3)	4,620	4,620
1 Univ. of Colorado Enterprise System Rev. TOB VRDO	3.680%	8/7/2007 (1)	5,580	5,580

				741,308

Connecticut (0.3%)
Connecticut GO	5.250%	8/1/2007 (Prere.)	6,380	6,476
Connecticut GO	5.000%	11/15/2007	19,340	19,417
Connecticut GO	5.000%	11/15/2007	7,250	7,279
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.630%	8/7/2007 (2)	12,055	12,055
1 Connecticut State Housing Finance Auth. TOB VRDO	3.720%	8/7/2007	9,000	9,000
1 Connecticut State Housing Rev. TOB VRDO	3.720%	8/7/2007 (2)	10,975	10,975

				65,202

Delaware (0.3%)
1 Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	3.710%	8/7/2007	5,130	5,130
1 GS Pool Trust TOB VRDO	3.710%	8/7/2007	5,346	5,346
1 GS Pool Trust TOB VRDO	3.740%	8/7/2007 (11)	22,300	22,300
New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	3.680%	8/7/2007	22,900	22,900

				55,676

District of Columbia (2.2%)
District of Columbia (Henry J. Kaiser Family Foundation) VRDO	3.660%	8/7/2007	12,000	12,000
District of Columbia (National Public Radio Inc.) VRDO	3.630%	8/7/2007 LOC	17,930	17,930
1 District of Columbia COP TOB VRDO	3.670%	8/7/2007 (3)	17,745	17,745
1 District of Columbia GO TOB VRDO	3.660%	8/7/2007 (3)	4,600	4,600
1 District of Columbia GO TOB VRDO	3.670%	8/7/2007 (4)	5,195	5,195
1 District of Columbia GO TOB VRDO	3.680%	8/7/2007 (4)	5,200	5,200
1 District of Columbia GO TOB VRDO	3.680%	8/7/2007 (4)	3,735	3,735
1 District of Columbia GO TOB VRDO	3.680%	8/7/2007 (3)	14,100	14,100
1 District of Columbia GO TOB VRDO	3.680%	8/7/2007 (2)	4,485	4,485
District of Columbia GO VRDO	3.630%	8/7/2007 (4)	10,510	10,510
District of Columbia Rev. (American College of Cardiology) VRDO	3.630%	8/7/2007 LOC	13,000	13,000
District of Columbia Rev. (Georgetown Day School) VRDO	3.630%	8/7/2007 LOC	18,000	18,000
District of Columbia TRAN	4.250%	9/28/2007	27,000	27,027
District of Columbia Univ. Rev. (George Washington Univ.) VRDO	3.630%	8/7/2007 (1)	47,565	47,565
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	3.660%	8/7/2007 (3)	12,920	12,920
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	3.670%	8/7/2007 (4)	9,505	9,505
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	3.670%	8/7/2007 (3)	6,300	6,300
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	3.670%	8/7/2007 (4)	9,960	9,960
Metro. Washington Airports Auth. Airport System Rev. CP	3.800%	8/15/2007 LOC	15,000	15,000
Metro. Washington Airports Auth. Airport System Rev. CP	3.790%	10/11/2007 LOC	15,000	15,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.670%	8/7/2007 (2)	6,000	6,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.690%	8/7/2007 (1)	6,510	6,510
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.690%	8/7/2007 (3)	22,118	22,118
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.690%	8/7/2007 (3)	50,000	50,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.700%	8/7/2007 (4)	12,000	12,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.700%	8/7/2007 (1)	10,250	10,250
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.710%	8/7/2007 (4)	6,000	6,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.710%	8/7/2007 (1)	19,000	19,000
1 Washington DC Convention Center Auth. Dedicated Tax Rev. TOB VRDO	3.660%	8/7/2007 (2)	20,095	20,095
1 Washington DC Convention Center Auth. TOB VRDO	3.680%	8/7/2007 (2)	41,305	41,305

				463,055

Florida (6.1%)
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.) VRDO	3.700%	8/1/2007 LOC	28,800	28,800
1 Brevard County FL School Board COP TOB VRDO	3.670%	8/7/2007 (2)	14,015	14,015
Broward County FL GO	5.000%	1/1/2008	4,000	4,021
1 Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	3.680%	8/7/2007	6,900	6,900
1 Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	3.680%	8/7/2007	11,320	11,320
1 Broward County FL GO TOB VRDO	3.680%	8/7/2007	16,430	16,430
1 Broward County FL School Board COP TOB VRDO	3.660%	8/7/2007 (3)	34,850	34,850
1 Broward County FL School Board COP TOB VRDO	3.670%	8/7/2007 (4)	5,155	5,155
1 Broward County FL School Board COP TOB VRDO	3.670%	8/7/2007 (4)	9,930	9,930
1 Broward County FL School Board COP TOB VRDO	3.680%	8/7/2007 (4)	6,585	6,585
1 Broward County FL School Board COP TOB VRDO	3.680%	8/7/2007 (4)	5,245	5,245
Broward County FL School Dist. GO TAN	4.000%	9/28/2007	20,000	20,007
Charlotte County FL Util. VRDO	3.630%	8/7/2007 (4)	14,610	14,610
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/2008 (1)	6,000	6,045
1 Citizens Property Insurance Corp. Florida (High Risk) VRDO	3.660%	8/7/2007 (1)	10,860	10,860
1 Collier County FL School Board COP TOB VRDO	3.670%	8/7/2007 (4)	20,155	20,155
1 Collier County FL School Board COP TOB VRDO	3.670%	8/7/2007 (4)	5,135	5,135
1 Collier County FL School Board COP TOB VRDO	3.680%	8/7/2007 (4)	6,030	6,030
1 Collier County FL School Board COP TOB VRDO	3.680%	8/7/2007 (4)	3,945	3,945
1 Collier County FL School Board COP TOB VRDO	3.680%	8/7/2007 (4)	11,000	11,000
1 Florida Board of Educ. Capital Outlay TOB VRDO	3.680%	8/7/2007	7,980	7,980
Florida Board of Educ. Public Educ.	5.000%	6/1/2008 (4)	19,600	19,807
1 Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	3.680%	8/7/2007	15,000	15,000
1 Florida Board of Educ. Public Educ. TOB VRDO	3.670%	8/7/2007	16,910	16,910
1 Florida Board of Educ. Public Educ. TOB VRDO	3.680%	8/7/2007 (1)	7,880	7,880
1 Florida Board of Educ. Public Educ. TOB VRDO	3.680%	8/7/2007	29,275	29,275
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.670%	8/7/2007 (3)	11,215	11,215
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.680%	8/7/2007 (1)	28,070	28,070
1 Florida Board of Educ. TOB VRDO	3.670%	8/7/2007 (1)	5,960	5,960
1 Florida Board of Educ. TOB VRDO	3.680%	8/7/2007	30,155	30,155
1 Florida Correctional Privatization Comm. COP TOB VRDO	3.670%	8/7/2007 (2)	7,925	7,925
1 Florida Dept. of Environmental Protection & Preservation Rev. TOB VRDO	3.670%	8/7/2007 (2)	10,995	10,995
1 Florida Dept. of Environmental Protection & Preservation Rev. TOB VRDO	3.680%	8/7/2007 (2)	4,110	4,110
1 Florida Dept. of Transp. TOB PUT	3.780%	11/1/2007	34,705	34,705
1 Florida Dept. of Transp. TOB VRDO	3.670%	8/7/2007	14,435	14,435
1 Florida Dept. of Transp. TOB VRDO	3.670%	8/7/2007	7,475	7,475
1 Florida Housing Finance Agency Rev. TOB VRDO	3.720%	8/7/2007	6,300	6,300
1 Florida Housing Finance Corp. Rev. TOB VRDO	3.730%	8/7/2007	5,445	5,445
1 Florida Housing Finance Corp. Rev. TOB VRDO	3.750%	8/7/2007	11,500	11,500
Florida Local Govt. Finance Comm. Pooled Loan Program CP	3.730%	9/13/2007 LOC	14,539	14,539
Florida Local Govt. Finance Comm. Pooled Loan Program CP	3.750%	9/13/2007 LOC	8,200	8,200
Florida Muni. Power Agency Rev. (Stanton Project) VRDO	3.600%	8/7/2007 (1)	1,990	1,990
1 Florida Turnpike Auth. Rev. TOB VRDO	3.670%	8/7/2007 (3)	17,395	17,395
1 Florida Turnpike Auth. Rev. TOB VRDO	3.670%	8/7/2007 (2)	5,430	5,430
1 Florida Turnpike Auth. Rev. TOB VRDO	3.680%	8/7/2007 (1)	4,000	4,000
Gainsville FL Util. System Rev. VRDO	3.610%	8/7/2007	32,500	32,500
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.	5.250%	10/1/2007 (1)	6,995	7,014
1 Highlands County FL Health Rev. (Adventist Health System) TOB VRDO	3.670%	8/7/2007 LOC	4,725	4,725
Highlands County FL Health Rev. (Adventist Health System) VRDO	3.650%	8/7/2007 (4)	14,700	14,700
Hillsborough County FL Capital Improvement Program CP	3.770%	8/30/2007 LOC	6,500	6,500
1 Hillsborough County FL School Board COP TOB VRDO	3.680%	8/7/2007 (1)	5,080	5,080
1 Hillsborough County FL School Dist. Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (2)	7,855	7,855
1 Hillsborough County FL Water & Sewer Rev. TOB VRDO	3.660%	8/7/2007 (2)	10,095	10,095
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Proton Therapy Institute) VRDO	3.630%	8/7/2007 LOC	22,500	22,500
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. VRDO	3.700%	8/1/2007 LOC	8,610	8,610
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/2007 (ETM)	4,500	4,509
1 Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	3.680%	8/7/2007 (3)	8,305	8,305
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.700%	8/1/2007 LOC	20,020	20,020
1 Lake County FL Capital Improvement Rev. TOB VRDO	3.660%	8/7/2007 (2)	7,055	7,055
1 Lake County FL Capital Improvement Rev. TOB VRDO	3.660%	8/7/2007 (2)	6,900	6,900
1 Lee Memorial Health System Florida Hosp. Rev. TOB VRDO	3.660%	8/7/2007 (2)	14,715	14,715
Miami FL Parking System Rev. VRDO	3.610%	8/7/2007 (2)	10,000	10,000
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.660%	8/7/2007 (3)	17,120	17,120
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.690%	8/7/2007 (11)	3,990	3,990
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.690%	8/7/2007 (1)	5,315	5,315
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.690%	8/7/2007 (11)	6,250	6,250
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.700%	8/7/2007 (10)	8,700	8,700
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.710%	8/7/2007 (10)	2,475	2,475
1 Miami-Dade County FL Expressway Auth. Toll System Rev. TOB VRDO	3.670%	8/7/2007 (2)	13,150	13,150
1 Miami-Dade County FL Expressway Auth. Toll System Rev. TOB VRDO	3.680%	8/7/2007 (2)	18,500	18,500
1 Miami-Dade County FL Parks Program TOB VRDO	3.680%	8/7/2007 (1)	5,330	5,330
1 Miami-Dade County FL School Board COP TOB VRDO	3.680%	8/7/2007 (2)	11,880	11,880
1 Miami-Dade County FL School Board TOB VRDO	3.670%	8/7/2007 (3)	3,100	3,100
Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	3.700%	8/1/2007 LOC	12,670	12,670
1 Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.700%	8/7/2007	7,340	7,340
1 Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.700%	8/7/2007	3,140	3,140
1 Orange County FL Sales Tax Rev. TOB VRDO	3.680%	8/7/2007 (3)	19,330	19,330
1 Orange County FL School Board TOB VRDO	3.670%	8/7/2007 (1)	11,630	11,630
1 Orange County FL School Board TOB VRDO	3.670%	8/7/2007 (3)	11,420	11,420
1 Orlando & Orange County FL Expressway Auth. TOB VRDO	3.670%	8/7/2007 (2)	4,820	4,820
Orlando FL Util. Comm. Water & Electric Rev. VRDO	3.620%	8/7/2007	50,000	50,000
Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	3.670%	8/7/2007 LOC	5,700	5,700
Palm Beach County FL Rev. (Norton Gallery) VRDO	3.690%	8/7/2007 LOC	12,500	12,500
1 Palm Beach County FL School Board COP TOB VRDO	3.670%	8/7/2007 (3)	4,150	4,150
1 Palm Beach County FL School Board COP TOB VRDO	3.680%	8/7/2007 (2)	15,725	15,725
1 Palm Beach County FL School Board COP TOB VRDO	3.690%	8/7/2007 (2)	11,340	11,340
Palm Beach County FL School Dist. Sales Tax Rev. CP	3.730%	10/10/2007 LOC	30,600	30,600
1 Palm Beach County FL Water & Sewer TOB VRDO	3.670%	8/7/2007	10,275	10,275
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	3.700%	8/1/2007 LOC	24,050	24,050
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	3.700%	8/1/2007 LOC	17,500	17,500
1 Polk County FL Util. System Rev. TOB VRDO	3.680%	8/7/2007 (3)	9,600	9,600
Port St. Lucie FL Rev. VRDO	3.610%	8/7/2007 (1)	57,400	57,400
1 Reedy Creek FL Improvement Dist. Util. Rev. TOB VRDO	3.680%	8/7/2007 (2)	6,405	6,405
1 Sarasota County FL Util. System Rev. TOB VRDO	3.680%	8/7/2007 (3)	7,920	7,920
Sarasota FL Manatee Airport Auth. Rev. VRDO	3.700%	8/1/2007 LOC	16,040	16,040
1 South Florida Water Management Dist. TOB VRDO	3.680%	8/7/2007 (2)	22,980	22,980
1 South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group) TOB VRDO	3.670%	8/7/2007	10,400	10,400
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.740%	8/1/2007 (2)	8,100	8,100
1 Tampa Bay FL Water Util. System Rev. TOB VRDO	3.680%	8/7/2007 (3)(Prere.)	2,500	2,500
1 Tampa FL Rev. (Univ. of Tampa Project) TOB VRDO	3.660%	8/7/2007 (11)	6,835	6,835
1 Volusia County FL Health Facs Auth Rev. TOB PUT	3.780%	8/2/2007 (2)	8,420	8,420
1 Volusia County FL Rev. TOB VRDO	3.660%	8/7/2007 (4)	14,390	14,390
West Palm Beach FL Util. System Rev. VRDO	3.600%	8/7/2007 (3)	18,260	18,260

				1,296,067

Georgia (4.1%)
Atlanta GA Airport General Rev. VRDO	3.610%	8/7/2007 (1)	62,710	62,710
Atlanta GA Airport General Rev. VRDO	3.620%	8/7/2007 (1)	35,300	35,300
1 Atlanta GA Airport Passenger Charge Rev. TOB VRDO	3.660%	8/7/2007 (4)	5,000	5,000
1 Atlanta GA Airport Passenger Charge Rev. TOB VRDO	3.670%	8/7/2007 (4)	13,500	13,500
Atlanta GA Tax Allocation (Atlantic Station) VRDO	3.700%	8/7/2007 LOC	15,000	15,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.660%	8/7/2007 (4)	32,900	32,900
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.660%	8/7/2007 (3)	18,495	18,495
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.660%	8/7/2007 (1)	9,995	9,995
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.670%	8/7/2007 (4)	6,255	6,255
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.680%	8/7/2007 (4)	9,600	9,600
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.680%	8/7/2007 (4)	5,000	5,000
Atlanta GA Water & Wastewater Rev. VRDO	3.630%	8/7/2007 (4)	108,000	108,000
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	3.610%	8/7/2007 (3)	59,180	59,180
Cobb County GA School Dist. TAN	4.000%	12/31/2007	19,000	19,020
1 Columbus GA Dev. Auth. Multi-Family Housing TOB VRDO	3.740%	8/7/2007	13,800	13,800
Coweta County GA Dev. Auth. Rev. (Metro Atlanta YMCA Project) VRDO	3.630%	8/7/2007 LOC	7,500	7,500
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	3.660%	8/7/2007 (4)	12,330	12,330
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	3.660%	8/7/2007 (4)	16,560	16,560
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	3.680%	8/7/2007	6,650	6,650
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	3.630%	8/7/2007 LOC	19,650	19,650
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	3.630%	8/7/2007 LOC	8,300	8,300
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	3.620%	8/7/2007 LOC	12,100	12,100
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	3.630%	8/7/2007 LOC	7,300	7,300
1 Fulton County GA Dev. Auth. (Catholic Health East) TOB VRDO	3.690%	8/7/2007	6,750	6,750
Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	3.630%	8/7/2007 LOC	14,570	14,570
1 Fulton County GA Fac. Corp. (Fulton County GA Public Purpose Project) COP TOB VRDO	3.680%	8/7/2007 (2)	16,695	16,695
1 Fulton County GA School Dist. TOB VRDO	3.680%	8/7/2007	21,000	21,000
1 Fulton County GA Water & Sewer Rev. TOB VRDO	3.680%	8/7/2007 (3)	3,300	3,300
1 Georgia GO TOB VRDO	3.660%	8/7/2007	11,325	11,325
1 Georgia GO TOB VRDO	3.670%	8/7/2007	6,145	6,145
1 Georgia GO TOB VRDO	3.670%	8/7/2007	2,575	2,575
1 Georgia GO TOB VRDO	3.670%	8/7/2007	31,285	31,285
1 Georgia Road & Tollway Auth. Rev. TOB VRDO	3.680%	8/7/2007	21,505	21,505
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	3.670%	8/7/2007 (1)	6,735	6,735
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	3.680%	8/7/2007 (1)	7,775	7,775
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	3.630%	8/7/2007 LOC	32,650	32,650
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	3.630%	8/7/2007 LOC	13,000	13,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Cenrtal Georgia) VRDO	3.620%	8/7/2007 (2)	45,000	45,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	3.630%	8/7/2007 LOC	18,565	18,565
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. CP	3.750%	8/8/2007 LOC	10,000	10,000
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. CP	3.700%	9/10/2007 LOC	6,000	6,000
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. CP	3.700%	10/24/2007 LOC	36,800	36,800
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	3.660%	8/7/2007 (3)	9,435	9,435
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	3.680%	8/7/2007 (4)	10,440	10,440
Richmond County GA Board of Educ. GO	5.000%	11/1/2007	4,500	4,515
Richmond County GA Hosp. Auth. (Univ. of Health Services) VRDO	3.630%	8/7/2007 LOC	31,200	31,200

				871,410

Hawaii (0.3%)
1 Hawaii GO TOB VRDO	3.670%	8/7/2007 (1)	5,255	5,255
1 Hawaii GO TOB VRDO	3.670%	8/7/2007 (1)	6,320	6,320
1 Hawaii GO TOB VRDO	3.670%	8/7/2007 (4)	14,245	14,245
1 Hawaii GO TOB VRDO	3.680%	8/7/2007 (4)	8,435	8,435
1 Hawaii GO TOB VRDO	3.680%	8/7/2007 (1)	6,030	6,030
1 Honolulu HI City & County TOB VRDO	3.670%	8/7/2007 (1)	4,570	4,570
1 Honolulu HI City & County TOB VRDO	3.670%	8/7/2007 (3)	3,540	3,540
1 Honolulu HI City & County TOB VRDO	3.680%	8/7/2007 (1)	12,500	12,500
1 Honolulu HI City & County TOB VRDO	3.680%	8/7/2007 (1)	3,630	3,630
1 Univ. of Hawaii Rev. TOB VRDO	3.680%	8/7/2007 (1)	6,850	6,850

				71,375

Idaho (1.0%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	7,320	7,320
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	6,185	6,185
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	9,885	9,885
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	6,085	6,085
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	11,700	11,700
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	10,500	10,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	8,885	8,885
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	12,320	12,320
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	11,415	11,415
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	6,375	6,375
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	9,450	9,450
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	17,500	17,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	20,000	20,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	20,000	20,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	18,900	18,900
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	6,800	6,800
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	11,200	11,200
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	11,305	11,305
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	9,070	9,070
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	6,750	6,750

				221,645

Illinois (8.5%)
1 Aurora Il Single Family Mortage Rev. TOB VRDO	3.730%	8/7/2007	5,300	5,300
Bartlett IL Special Services Area (Bluff City LLC) VRDO	3.640%	8/7/2007 LOC	15,680	15,680
1 Chicago IL Board of Educ. TOB VRDO	3.670%	8/7/2007 (2)	12,095	12,095
1 Chicago IL Board of Educ. TOB VRDO	3.670%	8/7/2007 (1)	5,225	5,225
1 Chicago IL Board of Educ. TOB VRDO	3.670%	8/7/2007 (3)	3,000	3,000
1 Chicago IL Board of Educ. TOB VRDO	3.680%	8/7/2007 (1)	5,950	5,950
Chicago IL Board of Educ. VRDO	3.740%	8/1/2007 (11)	27,650	27,650
Chicago IL Board of Educ. VRDO	3.610%	8/7/2007 (4)	29,100	29,100
Chicago IL Board of Educ. VRDO	3.610%	8/7/2007 (4)	62,100	62,100
Chicago IL Board of Educ. VRDO	3.630%	8/7/2007 (4)	20,000	20,000
1 Chicago IL GO TOB VRDO	3.660%	8/7/2007 (3)	7,905	7,905
1 Chicago IL GO TOB VRDO	3.660%	8/7/2007 (3)	11,375	11,375
1 Chicago IL GO TOB VRDO	3.660%	8/7/2007 (2)	19,995	19,995
1 Chicago IL GO TOB VRDO	3.660%	8/7/2007 (2)	7,690	7,690
1 Chicago IL GO TOB VRDO	3.670%	8/7/2007 (4)	17,990	17,990
1 Chicago IL GO TOB VRDO	3.670%	8/7/2007 (1)	5,440	5,440
1 Chicago IL GO TOB VRDO	3.670%	8/7/2007 (4)	5,235	5,235
1 Chicago IL GO TOB VRDO	3.670%	8/7/2007 (2)	13,800	13,800
1 Chicago IL GO TOB VRDO	3.670%	8/7/2007 (4)	24,315	24,315
1 Chicago IL GO TOB VRDO	3.670%	8/7/2007 (2)	15,985	15,985
1 Chicago IL GO TOB VRDO	3.680%	8/7/2007 (1)	2,500	2,500
1 Chicago IL GO TOB VRDO	3.680%	8/7/2007 (4)	4,965	4,965
1 Chicago IL GO TOB VRDO	3.680%	8/7/2007 (2)	3,265	3,265
1 Chicago IL GO TOB VRDO	3.680%	8/7/2007 (4)	4,040	4,040
Chicago IL GO VRDO	3.610%	8/7/2007 (4)	72,590	72,590
Chicago IL GO VRDO	3.630%	8/7/2007 (4)	7,700	7,700
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	3.670%	8/7/2007	5,230	5,230
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	3.670%	8/7/2007	7,190	7,190
Chicago IL Midway Airport Rev. CP	3.750%	8/16/2007 LOC	5,190	5,190
1 Chicago IL Park Dist. TOB VRDO	3.660%	8/7/2007 (3)	9,990	9,990
1 Chicago IL Park Dist. TOB VRDO	3.670%	8/7/2007 (3)	5,190	5,190
1 Chicago IL Park Dist. TOB VRDO	3.670%	8/7/2007 (3)	5,555	5,555
1 Chicago IL Public Building Comm. (Chicago School Reform Board) TOB VRDO	3.680%	8/7/2007 (3)	5,400	5,400
1 Chicago IL Sales Tax Rev. TOB VRDO	3.680%	8/7/2007 (4)	5,375	5,375
Chicago IL Sales Tax Rev. VRDO	3.650%	8/7/2007 (3)	69,200	69,200
1 Chicago IL Single Family Mortgage TOB VRDO	3.720%	8/7/2007	4,975	4,975
1 Chicago IL Transit Auth. Capital Grant Receipts Rev. (Federal Transit Administration) TOB VRDO	3.680%	8/7/2007 (2)	18,550	18,550
Chicago IL Transit Auth. Rev.	5.250%	6/1/2008 (2)	4,540	4,596
1 Chicago IL Wastewater Transmission Rev. TOB VRDO	3.660%	8/7/2007 (3)	10,970	10,970
1 Cook County IL GO TOB VRDO	3.660%	8/7/2007 (3)	11,500	11,500
1 Cook County IL GO TOB VRDO	3.670%	8/7/2007 (1)	8,395	8,395
1 Cook County IL GO TOB VRDO	3.670%	8/7/2007 (1)	6,850	6,850
1 Cook County IL GO TOB VRDO	3.680%	8/7/2007 (3)	5,075	5,075
1 Cook County IL GO TOB VRDO	3.680%	8/7/2007 (2)	13,180	13,180
Cook County IL GO VRDO	3.630%	8/7/2007	24,800	24,800
Cook County IL GO VRDO	3.630%	8/7/2007	7,500	7,500
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	3.630%	8/7/2007	31,440	31,440
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	3.620%	8/7/2007 (10)	18,900	18,900
Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	3.640%	8/7/2007 LOC	20,000	20,000
Illinois Dev. Finance Auth. Rev. (Loyola Academy) VRDO	3.640%	8/7/2007 LOC	16,245	16,245
Illinois Dev. Finance Auth. Rev. (McCormick Theological) VRDO	3.640%	8/7/2007 LOC	20,435	20,435
Illinois Dev. Finance Auth. Rev. (North Shore Senior Center Project) VRDO	3.630%	8/7/2007 LOC	7,000	7,000
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.680%	8/7/2007 LOC	12,300	12,300
Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	3.650%	8/7/2007 LOC	26,400	26,400
1 Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	3.670%	8/7/2007	5,970	5,970
1 Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	3.670%	8/7/2007	7,005	7,005
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.660%	8/7/2007	3,635	3,635
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.670%	8/7/2007	10,015	10,015
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.680%	8/7/2007	4,830	4,830
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.680%	8/7/2007	5,795	5,795
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.610%	8/7/2007	18,200	18,200
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.610%	8/7/2007	33,362	33,362
Illinois Finance Auth. IDR (Guesto Packing Company Inc. Project) Rev. VRDO	3.700%	8/7/2007 LOC	8,000	8,000
1 Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	3.660%	8/7/2007	5,195	5,195
1 Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	3.680%	8/7/2007	8,165	8,165
1 Illinois Finance Auth. Rev. (Palos Community Hosp.) TOB VRDO	3.670%	8/7/2007 (1)	7,980	7,980
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.610%	8/7/2007	60,482	60,482
Illinois GO	5.000%	12/1/2007	5,475	5,501
Illinois GO	5.000%	1/1/2008	8,100	8,140
1 Illinois GO TOB VRDO	3.660%	8/7/2007 (3)	22,000	22,000
1 Illinois GO TOB VRDO	3.660%	8/7/2007 (4)	6,013	6,013
1 Illinois GO TOB VRDO	3.660%	8/7/2007	12,990	12,990
1 Illinois GO TOB VRDO	3.660%	8/7/2007 (3)	12,755	12,755
1 Illinois GO TOB VRDO	3.670%	8/7/2007 (4)	3,525	3,525
1 Illinois GO TOB VRDO	3.670%	8/7/2007 (1)	9,150	9,150
1 Illinois GO TOB VRDO	3.670%	8/7/2007	8,700	8,700
1 Illinois GO TOB VRDO	3.670%	8/7/2007 (1)	8,355	8,355
1 Illinois GO TOB VRDO	3.670%	8/7/2007 (2)	2,940	2,940
1 Illinois GO TOB VRDO	3.680%	8/7/2007 (1)	5,250	5,250
1 Illinois GO TOB VRDO	3.680%	8/7/2007	2,850	2,850
1 Illinois GO TOB VRDO	3.680%	8/7/2007	15,285	15,285
1 Illinois GO TOB VRDO	3.680%	8/7/2007 (2)	11,485	11,485
1 Illinois GO TOB VRDO	3.680%	8/7/2007 (2)	3,110	3,110
1 Illinois GO TOB VRDO	3.680%	8/7/2007 (1)	12,480	12,480
1 Illinois GO TOB VRDO	3.680%	8/7/2007 (4)	3,995	3,995
1 Illinois GO TOB VRDO	3.680%	8/7/2007 (1)	5,075	5,075
1 Illinois GO TOB VRDO	3.680%	8/7/2007 (4)	4,960	4,960
1 Illinois GO TOB VRDO	3.680%	8/7/2007 (2)	2,500	2,500
1 Illinois GO TOB VRDO	3.680%	8/7/2007	24,025	24,025
1 Illinois GO TOB VRDO	3.780%	6/5/2008 (2)	14,475	14,475
Illinois GO VRDO	3.630%	8/7/2007	38,150	38,150
Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp) CP	3.790%	10/4/2007	30,000	30,000
Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp.) CP	3.720%	8/2/2007	50,000	50,000
Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp.) CP	3.780%	8/16/2007	9,000	9,000
Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp.) CP	3.780%	10/11/2007	39,000	39,000
Illinois Health Fac. Auth. Rev. (Gottlieb Health Resources Inc. Obligated Group) VRDO	3.650%	8/7/2007 LOC	16,500	16,500
1 Illinois Housing Dev. Auth. Multi Family Rev TOB VRDO	3.740%	8/7/2007	46,530	46,530
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.670%	8/7/2007 (1)	5,195	5,195
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.680%	8/7/2007 (3)	12,895	12,895
1 Illinois Sales Tax Rev. TOB VRDO	3.670%	8/7/2007	3,500	3,500
1 Illinois Sales Tax Rev. TOB VRDO	3.680%	8/7/2007 (4)	5,245	5,245
1 Illinois State Tollway Highway Auth. Toll Highway Rev. TOB VRDO	3.670%	8/7/2007 (4)	5,190	5,190
1 Illinois State Tollway Highway Auth. Toll Highway Rev. TOB VRDO	3.670%	8/7/2007 (4)	10,370	10,370
1 Lake County IL Community Consolidated School Dist. TOB VRDO	3.670%	8/7/2007 (4)	13,660	13,660
1 Lake County IL Community High School Dist TOB VRDO	3.680%	8/7/2007	13,275	13,275
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (1)	6,560	6,560
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (1)	13,125	13,125
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (1)	3,325	3,325
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.680%	8/7/2007 (1)	10,000	10,000
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.680%	8/7/2007 (1)	6,145	6,145
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.680%	8/7/2007 (1)	4,000	4,000
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.690%	8/7/2007 (1)	2,875	2,875
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.660%	8/7/2007 (3)	64,000	64,000
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.670%	8/7/2007 (3)	22,685	22,685
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.670%	8/7/2007 (4)	26,060	26,060
1 Schaumburg IL GO TOB VRDO	3.680%	8/7/2007 (3)	6,000	6,000
Schaumburg IL GO VRDO	3.640%	8/7/2007	485	485
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2007 (2)	4,575	4,577
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	3.630%	8/7/2007	114,448	114,448
1 Univ. of Illinois Univ. Rev. TOB VRDO	3.680%	8/7/2007 (1)	14,660	14,660
1 Will County IL Community School Dist. TOB VRDO	3.670%	8/7/2007 (4)	8,570	8,570
1 Will County IL Community School Dist. TOB VRDO	3.670%	8/7/2007 (3)	7,005	7,005
1 Will County IL First Preserve Dist. TOB VRDO	3.680%	8/7/2007 (1)	12,835	12,835

				1,808,379

Indiana (3.2%)
Delaware County IN Hosp+B336. Auth. Rev. (Cardinal Health Systems) VRDO	3.650%	8/7/2007 (2)	27,900	27,900
1 Franklin Township IN School Building Corp. (Marion County) TOB VRDO	3.680%	8/7/2007 (1)	5,530	5,530
Indiana Bond Bank Advance Funding Program Notes	4.250%	1/31/2008 LOC	100,000	100,293
Indiana Bond Bank Rev. Midyear Funding Program Notes	4.500%	5/20/2008 LOC	100,000	100,582
1 Indiana Bond Bank Rev. Revolving Funding Program TOB VRDO	3.680%	8/7/2007	8,275	8,275
Indiana Dev. Finance Auth. Rev. (Children's Museum) VRDO	3.630%	8/7/2007	29,200	29,200
Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	3.630%	8/7/2007 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	3.650%	8/7/2007 LOC	29,940	29,940
1 Indiana Finance Auth. Highway Rev. TOB VRDO	3.680%	8/7/2007 (3)	35,240	35,240
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	11/1/2007	5,000	5,016
1 Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group) TOB VRDO	3.690%	8/7/2007	10,995	10,995
1 Indiana Health Fac. Fin. Auth. Hosp. Rev. (Community Hosp. Project) Rev. TOB VRDO	3.670%	8/7/2007 (2)	6,460	6,460
1 Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. TOB VRDO	3.730%	8/7/2007	7,700	7,700
Indiana Housing Finance & Community Dev. Auth. Single Family Mortgage Rev.	3.620%	12/20/2007	19,270	19,270
Indiana Office Building Comm. Fac. Rev. (Indiana Govt. Center South) VRDO	3.600%	8/7/2007	14,400	14,400
Indiana Office Building Comm. Fac. Rev. (Miami Correctional Fac.) VRDO	3.620%	8/7/2007	21,400	21,400
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.660%	8/7/2007 (3)	4,299	4,299
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.670%	8/7/2007 (3)	7,955	7,955
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.680%	8/7/2007 (3)	5,110	5,110
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.680%	8/7/2007 (3)	4,995	4,995
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.680%	8/7/2007 (3)	4,050	4,050
Indianapolis IN Airport Auth. Rev. CP	3.820%	10/10/2007 LOC	9,000	9,000
Indianapolis IN Local Public Improvement Bond Bank Notes	4.250%	9/27/2007	39,325	39,355
Indianapolis IN Local Public Improvement Bond Bank Notes	4.250%	9/27/2007	5,000	5,004
Indianapolis IN Local Public Improvement Bond Bank Notes	4.250%	9/27/2007	5,675	5,679
1 Indianapolis IN Local Public Improvement Bond Bank TOB VRDO	3.680%	8/7/2007 (1)	9,745	9,745
Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project) VRDO	3.610%	8/7/2007 (1)	95,635	95,635
1 Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.670%	8/7/2007 (1)	4,240	4,240
1 Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.680%	8/7/2007 (1)	7,100	7,100
1 Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.680%	8/7/2007 (1)	5,870	5,870
1 Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.680%	8/7/2007 (1)	6,530	6,530
1 Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.710%	8/7/2007 (2)	16,800	16,800
Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	3.700%	8/7/2007 LOC	6,250	6,250
1 Purdue Univ. Indiana Univ. Rev. TOB VRDO	3.670%	8/7/2007	6,270	6,270

				685,188

Iowa (0.3%)
1 Des Moines IA Metro. Wastewater Reclamation Auth. Sewer. Rev. TOB VRDO	3.660%	8/7/2007 (1)	6,470	6,470
Iowa Finance Auth. Hosp. Fac. Rev. (Iowa Health System) VRDO	3.610%	8/7/2007 (2)	6,980	6,980
Iowa Finance Auth. Single Family Rev. VRDO	3.650%	8/7/2007	11,500	11,500
Iowa Finance Auth. Single Family Rev. VRDO	3.680%	8/7/2007	12,000	12,000
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project) VRDO	3.620%	8/7/2007	37,500	37,500

				74,450

Kansas (0.6%)
1 Johnson County KS Water Dist. Rev. TOB VRDO	3.680%	8/7/2007	3,220	3,220
Kansas Dept. of Transp. Highway Rev. VRDO	3.600%	8/7/2007	21,305	21,305
Kansas Dept. of Transp. Highway Rev. VRDO	3.600%	8/7/2007	10,300	10,300
Kansas Dev. Finance Auth. Rev. (Sisters of Charity) VRDO	3.700%	8/1/2007	36,550	36,550
1 Kansas Dev. Finance Auth. TOB VRDO	3.670%	8/7/2007	5,215	5,215
Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	3.680%	8/7/2007	34,000	34,000
Wichita KS Airport Facs. Rev. VRDO	3.680%	8/7/2007	7,500	7,500
1 Wyandotte County Kansas City KS Unified Govt. GO TOB VRDO	3.680%	8/7/2007 (2)	6,000	6,000

				124,090

Kentucky (1.5%)
Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	3.750%	8/7/2007 LOC	3,800	3,800
Kentucky Asset/Liability Comm. General Fund Rev. CP	3.750%	11/1/2007	16,700	16,700
Kentucky Asset/Liability Comm. General Fund Rev. CP	3.750%	11/8/2007	12,500	12,500
Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	3.680%	8/1/2007	121,474	121,474
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2007 (4)	13,000	13,000
1 Kentucky Property & Building Comm. Rev. TOB VRDO	3.680%	8/7/2007 (1)	24,835	24,835
Kentucky Rural Water Finance Corp. Rev. (Public Project Construction Notes) PUT	3.700%	10/1/2007	12,000	12,000
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	6.500%	7/1/2008 (2)	7,000	7,173
1 Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	3.680%	8/7/2007 (3)	14,000	14,000
1 Louisville & Jefferson County KY TOB VRDO	3.680%	8/7/2007 (1)	17,500	17,500
Richmond KY League of Cities Funding Lease Program Rev. VRDO	3.670%	8/7/2007 LOC	10,000	10,000
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	3.650%	8/7/2007 LOC	4,800	4,800
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	3.650%	8/7/2007 LOC	60,430	60,430

				318,212

Louisiana (0.7%)
Ascension Parish LA Ind. Dev. Board Rev. (Geismar Project) VRDO	3.630%	8/7/2007 LOC	40,000	40,000
1 Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	3.660%	8/7/2007 (3)(4)	27,225	27,225
1 Louisiana GO TOB VRDO	3.660%	8/7/2007 (11)	4,223	4,223
1 Louisiana GO TOB VRDO	3.660%	8/7/2007 (3)	30,000	30,000
1 Louisiana GO TOB VRDO	3.680%	8/7/2007 (2)	5,175	5,175
1 Louisiana GO TOB VRDO	3.680%	8/7/2007 (4)	7,985	7,985
1 Louisiana GO TOB VRDO	3.680%	8/7/2007 (4)	7,985	7,985
1 Louisiana GO TOB VRDO	3.680%	8/7/2007 (4)	14,375	14,375
Louisiana Local Govt. Environment Facilities Community Dev. Auth. Rev. VRDO	3.640%	8/7/2007 LOC	12,500	12,500
Louisiana Public Fac. Auth. Rev. (International Matex Tank Terminals) VRDO	3.630%	8/7/2007 LOC	10,000	10,000

				159,468

Maine (0.5%)
2 Maine GO BAN	4.250%	6/10/2008	9,500	9,543
1 Maine Health & Higher Educ. Fac. Auth. Rev. TOB VRDO	3.670%	8/7/2007 (1)	11,285	11,285
1 Maine Housing Auth. General Rev. TOB VRDO	3.690%	8/7/2007	3,740	3,740
1 Maine Housing Auth. General Rev. TOB VRDO	3.690%	8/7/2007	4,240	4,240
1 Maine Housing Auth. General Rev. TOB VRDO	3.700%	8/7/2007	150	150
1 Maine Housing Auth. General Rev. TOB VRDO	3.700%	8/7/2007	125	125
1 Maine Housing Auth. General Rev. TOB VRDO	3.700%	8/7/2007	345	345
Maine Housing Auth. Mortgage Rev. PUT	3.650%	9/14/2007	35,000	35,000
Maine Housing Auth. Mortgage Rev. PUT	3.620%	12/17/2007	25,000	25,000
Maine Housing Auth. Mortgage Rev. PUT	3.820%	7/18/2008	12,000	12,000
1 Maine Housing Auth. Mortgage Rev. TOB VRDO	3.710%	8/7/2007	5,080	5,080
Maine Housing Auth. Mortgage Rev. VRDO	3.680%	8/7/2007	5,000	5,000
Maine Housing Auth. Mortgage Rev. VRDO	3.680%	8/7/2007	5,000	5,000

				116,508

Maryland (1.4%)
Anne Arundel County MD GO	5.000%	3/1/2008	7,375	7,428
Baltimore MD Consolidated Public Improvement CP	3.680%	8/14/2007	30,375	30,375
Howard County MD CP	3.680%	8/14/2007	12,400	12,400
Howard County MD CP	3.750%	9/7/2007	7,600	7,600
Howard County MD CP	3.700%	10/1/2007	12,000	12,000
1 Maryland Dept. of Housing & Community Dev. Mortgage Rev. Draw Down TOB VRDO	3.690%	8/7/2007	10,415	10,415
Maryland Dept. of Housing & Community Dev. Rev.	3.670%	9/12/2007	18,000	18,000
Maryland Dept. of Housing & Community Dev. Rev.	3.720%	9/12/2007	21,000	21,000
Maryland Dept. of Housing & Community Dev. Rev.	3.640%	12/14/2007	5,000	5,000
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	3.690%	8/7/2007	7,995	7,995
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	3.700%	8/7/2007	20	20
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	3.710%	8/7/2007	2,980	2,980
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	3.750%	8/7/2007	4,975	4,975
1 Maryland Dept. of Housing & Community Dev. TOB VRDO	3.690%	8/7/2007	7,800	7,800
Maryland Dept. of Housing & Community Dev. VRDO	3.630%	8/7/2007	16,400	16,400
Maryland GO	5.250%	2/1/2008	5,000	5,039
Maryland GO	5.250%	3/1/2008	24,935	25,171
Maryland Health & Higher Educ. Fac. Auth. Rev. (Gilman School) VRDO	3.620%	8/7/2007 LOC	8,000	8,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	3.740%	10/1/2007	16,565	16,565
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	3.750%	11/6/2007	21,562	21,562
1 Northeast MD Waste Disposal TOB PUT	3.780%	8/2/2007 (2)	4,995	4,995
1 Prince Georges County MD GO TOB VRDO	3.680%	8/7/2007	9,230	9,230
Washington DC Metro. Area Transit Auth. Rev. CP	3.750%	9/12/2007 LOC	35,000	35,000

				289,950

Massachusetts (1.2%)
Boston MA GO	5.000%	2/1/2008 (1)	5,000	5,032
Massachusetts GAN	7.000%	12/15/2007 (1)	24,810	25,111
1 Massachusetts GO TOB VRDO	3.660%	8/7/2007	5,765	5,765
1 Massachusetts GO TOB VRDO	3.660%	8/7/2007 (4)	7,495	7,495
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	3.610%	8/7/2007 LOC	21,040	21,040
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.760%	10/11/2007	40,735	40,735
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.720%	11/8/2007	7,000	7,000
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	3.670%	8/7/2007	15,000	15,000
Massachusetts Housing Finance Agency Housing Rev.	3.830%	8/1/2007	7,000	7,000
1 Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	3.690%	8/7/2007	10,105	10,105
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (1)	9,800	9,800
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (4)	31,135	31,135
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (4)	8,800	8,800
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (4)	7,070	7,070
1 Massachusetts Turnpike Auth. Rev. (Metro. Highway System) TOB VRDO	3.650%	8/7/2007 (2)	12,978	12,978
Massachusetts Water Resources Auth. Rev. CP	3.750%	8/14/2007 LOC	7,500	7,500
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	3.660%	8/7/2007	10,270	10,270
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	3.670%	8/7/2007 (2)	7,300	7,300
Massachusetts Water Resources Auth. Rev. VRDO	3.600%	8/7/2007 (3)	2,190	2,190
Massachusetts Water Resources Auth. Rev. VRDO	3.600%	8/7/2007 (2)	5,260	5,260

				246,586

Michigan (4.9%)
1 Detroit MI City School Dist. TOB VRDO	3.680%	8/7/2007 (3)	7,680	7,680
1 Detroit MI City School Dist. TOB VRDO	3.680%	8/7/2007 (3)	12,375	12,375
1 Detroit MI Sewer System Rev. TOB VRDO	3.660%	8/7/2007 (3)	3,568	3,568
1 Detroit MI Sewer System Rev. TOB VRDO	3.660%	8/7/2007 (3)	15,000	15,000
1 Detroit MI Sewer System Rev. TOB VRDO	3.680%	8/7/2007 (1)	20,100	20,100
1 Detroit MI Sewer System Rev. TOB VRDO	3.680%	8/7/2007 (3)	19,600	19,600
Detroit MI Sewer System Rev. VRDO	3.610%	8/7/2007 (3)	20,000	20,000
1 Detroit MI Water Supply System TOB VRDO	3.670%	8/7/2007 (4)	16,000	16,000
Detroit MI Water Supply System VRDO	3.620%	8/7/2007 (3)	8,300	8,300
1 Huron Valley MI School Dist. TOB VRDO	3.680%	8/7/2007	11,000	11,000
Michigan Building Auth. CP	3.700%	8/9/2007 LOC	28,920	28,920
1 Michigan Building Auth. Rev. TOB VRDO	3.660%	8/7/2007 (3)	12,520	12,520
1 Michigan Building Auth. Rev. TOB VRDO	3.660%	8/7/2007 (4)	9,635	9,635
1 Michigan Building Auth. Rev. TOB VRDO	3.660%	8/7/2007	5,000	5,000
1 Michigan Building Auth. Rev. TOB VRDO	3.670%	8/7/2007	5,090	5,090
1 Michigan Building Auth. Rev. TOB VRDO	3.670%	8/7/2007 (1)	4,250	4,250
1 Michigan Building Auth. Rev. TOB VRDO	3.680%	8/7/2007 (3)	7,000	7,000
1 Michigan Building Auth. Rev. TOB VRDO	3.680%	8/7/2007 (1)	12,180	12,180
Michigan GO TAN	4.250%	9/28/2007 LOC	150,000	150,145
1 Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System) TOB VRDO	3.670%	8/7/2007	1,670	1,670
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System) VRDO	3.610%	8/7/2007 LOC	50,000	50,000
Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	3.640%	8/7/2007 LOC	7,000	7,000
1 Michigan Hosp. Finance Auth. Rev. TOB VRDO	3.670%	8/7/2007 LOC	14,200	14,200
1 Michigan Housing Dev. Auth. Rev. TOB VRDO	3.680%	8/7/2007 (4)	8,125	8,125
Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	3.660%	8/7/2007	26,340	26,340
Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	3.710%	8/7/2007	14,015	14,015
Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	3.710%	8/7/2007	82,000	82,000
Michigan Muni. Bond Auth. Rev.	4.500%	8/20/2007	29,400	29,412
Michigan Muni. Bond Auth. Rev.	4.500%	8/20/2007 LOC	134,500	134,552
1 Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	3.670%	8/7/2007	7,580	7,580
1 Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	3.670%	8/7/2007	8,360	8,360
Michigan Muni. Bond Auth. Rev. (School Dist. of Detroit)	5.000%	6/1/2008 (4)	5,000	5,052
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	3.670%	8/7/2007	30,370	30,370
Michigan State Univ. Board of Trustees VRDO	3.600%	8/7/2007	2,600	2,600
1 Michigan State Univ. Rev. TOB VRDO	3.670%	8/7/2007 (2)	40,175	40,175
1 Michigan Trunk Line Rev. TOB VRDO	3.670%	8/7/2007 (4)	7,270	7,270
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Comm.) VRDO	3.660%	8/7/2007	6,500	6,500
Univ. of Michigan Hosp. Rev. VRDO	3.600%	8/7/2007	59,695	59,695
Univ. of Michigan Univ. Rev. VRDO	3.600%	8/7/2007	82,680	82,680
1 Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	3.710%	8/7/2007 (1)	13,615	13,615
1 Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	3.710%	8/7/2007 (1)	2,745	2,745
Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) VRDO	3.680%	8/7/2007 -2	22,690	22,690
1 Wayne Charter County MI Airport Rev. TOB VRDO	3.700%	8/7/2007 (1)	6,795	6,795
1 Wayne Charter County MI Airport Rev. TOB VRDO	3.700%	8/7/2007 (1)	4,555	4,555

				1,036,359

Minnesota (1.2%)
1 Hennepin County MN Salex Tax Rev. TOB VRDO	3.680%	8/7/2007	17,730	17,730
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.660%	8/7/2007 (3)	33,200	33,200
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.670%	8/7/2007 (2)	6,840	6,840
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.670%	8/7/2007 (2)	7,780	7,780
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.670%	8/7/2007 (2)	19,875	19,875
1 Minneapolis MN TOB VRDO	3.680%	8/7/2007	3,945	3,945
Minnesota GO	5.000%	8/1/2008	12,965	13,127
1 Minnesota GO TOB VRDO	3.670%	8/7/2007	3,835	3,835
1 Minnesota GO TOB VRDO	3.670%	8/7/2007	3,615	3,615
1 Minnesota GO TOB VRDO	3.670%	8/7/2007	4,085	4,085
Minnesota Housing Finance Agency Residential Housing Finance PUT	3.580%	11/29/2007	11,500	11,500
Minnesota Housing Finance Agency Residential Housing Finance PUT	3.580%	11/29/2007	4,950	4,950
Minnesota Housing Finance Agency Residential Housing Finance Rev.	3.700%	3/4/2008	16,500	16,500
1 Minnesota Housing Finance Agency Residential Housing Finance TOB VRDO	3.690%	8/7/2007	5,000	5,000
1 Minnesota Housing Finance Agency Residential Housing Finance TOB VRDO	3.690%	8/7/2007	6,560	6,560
1 Minnesota Housing Finance Agency Residential Housing Finance TOB VRDO	3.750%	8/7/2007	7,000	7,000
Minnesota Housing Finance Agency Residential Housing Finance VRDO	3.680%	8/7/2007	4,500	4,500
1 Minnesota Public Fac. Auth. Clean Water Rev. TOB VRDO	3.680%	8/7/2007	8,450	8,450
Minnesota Rural Water Finance Auth. Public Project Construction TAN	4.750%	9/1/2007	12,500	12,511
Minnesota School Dist. Tax & Aid Borrowing Program COP TAN	4.500%	9/5/2007	15,000	15,013
1 Minnesota State Housing Fin. Agency TOB VRDO	3.700%	8/7/2007	12,870	12,870
Rochester MN Health Care Fac. Rev. (Mayo Foundation) CP	3.720%	10/11/2007	10,000	10,000
Rochester MN Health Care Fac. Rev. (Mayo Foundation) CP	3.730%	10/11/2007	8,600	8,600
1 Rochester MN Health Care Fac. Rev. (Mayo Foundation) TOB VRDO	3.660%	8/7/2007	9,130	9,130

				246,616

Mississippi (0.7%)
1 Mississippi Dev. Bank GO TOB VRDO	3.670%	8/7/2007 (3)	6,465	6,465
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.610%	8/7/2007	45,927	45,927
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.630%	8/7/2007 (3)	11,215	11,215
1 Mississippi GO TOB VRDO	3.660%	8/7/2007 (4)	9,200	9,200
1 Mississippi GO TOB VRDO	3.660%	8/7/2007	12,515	12,515
1 Mississippi GO TOB VRDO	3.680%	8/7/2007 (3)	4,000	4,000
Mississippi GO VRDO	3.630%	8/7/2007	50,820	50,820
1 Mississippi Home Corp. Single Family Rev. TOB VRDO	3.680%	8/7/2007 (3)	2,245	2,245
1 Mississippi Home Corp. Single Family Rev. TOB VRDO	3.690%	8/7/2007	12,705	12,705

				155,092

Missouri (1.5%)
1 Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (Metrolink Cross County Project) TOB VRDO	3.660%	8/7/2007(4)	8,500	8,500
1 Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (Metrolink Cross County Project) TOB VRDO	3.660%	8/7/2007(4)	8,500	8,500
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) VRDO	3.650%	8/7/2007(4)	18,500	18,500
1 Curators of the Univ. of Missouri System Fac. Rev. TOB VRDO	3.670%	8/7/2007	13,150	13,150
Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.700%	8/1/2007	12,600	12,600
Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.700%	8/1/2007	25,080	25,080
Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.620%	8/7/2007	45,000	45,000
1 Hazelwood MO School Dist. TOB VRDO	3.680%	8/7/2007 (4)	4,375	4,375
1 Kansas City MO GO TOB VRDO	3.680%	8/7/2007	7,280	7,280
Kansas City MO School Dist. Building Elementary School Project Leasehold Rev.	5.000%	2/1/2008 (3)	5,940	5,977
1 Missouri Board Public Building Special Obligation Rev. TOB VRDO	3.680%	8/7/2007	13,610	13,610
1 Missouri Board Public Building Special Obligation Rev. TOB VRDO	3.680%	8/7/2007	5,000	5,000
1 Missouri Environmental Improvement & Energy Resource Auth. Water PCR (Clean Water SRF Program) TOB VR3.660%	8/7/2007	7,400	7,400
1 Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) TOB VRDO	3.680%	8/7/2007	9,900	9,900
1 Missouri Health & Educ. Fac. Auth. TOB VRDO	3.680%	8/7/2007	8,000	8,000
Missouri Higher Educ. Student Loan Auth. VRDO	3.670%	8/7/2007 (1)	30,200	30,200
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2008	7,465	7,535
1 Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	3.670%	8/7/2007	6,985	6,985
1 Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	3.680%	8/7/2007	6,900	6,900
1 Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	3.680%	8/7/2007	5,000	5,000
Missouri Highways & Transp. Comm. Road Rev. VRDO	3.600%	8/7/2007 LOC	5,085	5,085
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.710%	8/7/2007	6,900	6,900
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.720%	8/7/2007	3,785	3,785
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.720%	8/7/2007	10,130	10,130
1 Missouri State Housing Dev. TOB VRDO	3.720%	8/7/2007	7,975	7,975
1 St. Charles County MO IDA TOB VRDO	3.740%	8/7/2007	16,590	16,590
1 St. Louis MO IDA Multifamily Housing Rev. TOB VRDO	3.740%	8/7/2007	8,910	8,910

				308,867

Nebraska (1.1%)
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.630%	8/7/2007	35,319	35,319
1 Central Plains Energy Project Nebraska Gas Project TOB VRDO	3.660%	8/7/2007	28,525	28,525
1 Douglas County NE School Dist. GO TOB VRDO	3.670%	8/7/2007	7,280	7,280
1 Lancaster County NE School Dist. No. 1 (Lincoln Public Schools) TOB VRDO	3.680%	8/7/2007	12,805	12,805
Lincoln NE Lincoln Electric System CP	3.760%	10/1/2007	27,250	27,250
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	3.680%	8/7/2007	22,070	22,070
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	3.680%	8/7/2007	21,055	21,055
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	3.680%	8/7/2007	21,620	21,620
1 Nebraska Public Power Dist. Rev. TOB VRDO	3.680%	8/7/2007 (2)	5,330	5,330
1 Nebraska Public Power Dist. Rev. TOB VRDO	3.680%	8/7/2007 (2)	3,200	3,200
Omaha NE Public Power Dist. Electric Rev. CP	3.740%	9/7/2007	25,000	25,000
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	3.670%	8/7/2007	14,695	14,695
1 Omaha NE TOB VRDO	3.680%	8/7/2007	8,000	8,000

				232,149

Nevada (1.2%)
1 Clark County NV Highway Improvement Rev. (Motor Vehicle Fuel Tax) TOB VRDO	3.680%	8/7/2007 (2)	17,880	17,880
1 Clark County NV Highway Improvement Rev. (Motor Vehicle Fuel Tax) TOB VRDO	3.680%	8/7/2007 (2)	17,165	17,165
Clark County NV Airport Improvement Rev. VRDO	3.620%	8/7/2007 (3)	21,130	21,130
Clark County NV Airport Improvement Rev. VRDO	3.650%	8/7/2007 (3)	24,880	24,880
Clark County NV Airport Improvement Rev. VRDO	3.650%	8/7/2007 (3)	20,000	20,000
1 Clark County NV Airport System Rev. TOB VRDO	3.660%	8/7/2007 (3)	10,095	10,095
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport) VRDO	3.680%	8/7/2007 (1)	17,300	17,300
1 Clark County NV School Dist. GO TOB VRDO	3.670%	8/7/2007 (4)	5,620	5,620
1 Clark County NV School Dist. GO TOB VRDO	3.670%	8/7/2007 (3)	10,990	10,990
1 Clark County NV School Dist. GO TOB VRDO	3.670%	8/7/2007 (3)	12,970	12,970
1 Clark County NV School Dist. GO TOB VRDO	3.670%	8/7/2007 (4)	17,350	17,350
1 Clark County NV School Dist. GO TOB VRDO	3.680%	8/7/2007 (4)	10,400	10,400
1 Clark County NV School Dist. GO TOB VRDO	3.680%	8/7/2007 (1)	5,830	5,830
1 Henderson NV Health Care Fac. Rev. (Catholic Healthcare West) TOB VRDO	3.690%	8/7/2007	9,000	9,000
Las Vegas Valley Water Dist. Nevada CP	3.710%	8/7/2007	17,300	17,300
Las Vegas Valley Water Dist. Nevada CP	3.710%	9/13/2007	6,000	6,000
Las Vegas Valley Water Dist. Nevada CP	3.720%	11/8/2007	5,000	5,000
1 Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	3.670%	8/7/2007 (3)	3,295	3,295
1 Las Vegas Valley Water Dist. Nevada TOB VRDO	3.670%	8/7/2007 (4)	5,480	5,480
1 Nevada GO TOB VRDO	3.680%	8/7/2007	5,125	5,125
1 Nevada GO TOB VRDO	3.680%	8/7/2007 (4)	5,175	5,175
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/2007 (1)	4,325	4,344
Nevada Housing Division Multi-Unit Housing City Center VRDO	3.680%	8/7/2007 LOC	7,440	7,440

				259,769

New Hampshire (0.2%)
New Hampshire Health & Educ. Fac. Auth. Rev. (Kendal at Hanover) VRDO	3.660%	8/7/2007 LOC	12,220	12,220
New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	3.630%	8/7/2007	23,800	23,800

				36,020

New Jersey (0.6%)
1 New Jersey COP TOB PUT	3.770%	11/8/2007 (2)	4,995	4,995
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	3.810%	8/16/2007 LOC	30,000	30,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2007	15,300	15,318
1 New Jersey GO TOB VRDO	3.650%	8/7/2007 (2)	19,915	19,915
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB PUT	3.760%	11/8/2007 (7)	39,290	39,290
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.650%	8/7/2007 (1)	10,570	10,570
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.690%	8/7/2007 (2)(3)	2,765	2,765
New Jersey Transportation Trust Fund Auth. Transportation System Rev.	5.000%	12/15/2007	4,870	4,892

				127,745

New Mexico (0.8%)
Bernalillo County NM TRAN	4.500%	6/30/2008	30,000	30,203
1 New Mexico Finance Auth. Rev. TOB VRDO	3.680%	8/7/2007 (2)	7,970	7,970
1 New Mexico Finance Auth. Rev. TOB VRDO	3.680%	8/7/2007 (1)	8,805	8,805
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.670%	8/7/2007 (1)	10,925	10,925
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.670%	8/7/2007 (2)	5,195	5,195
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.670%	8/7/2007 (1)	17,620	17,620
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.670%	8/7/2007 (1)	5,170	5,170
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.680%	8/7/2007 (1)	5,175	5,175
New Mexico GO	5.000%	9/1/2007	9,515	9,524
1 New Mexico Mortgage Finance Auth. Single Family Mortgage TOB VRDO	3.720%	8/7/2007	6,475	6,475
Univ. of New Mexico Univ. Rev. VRDO	3.650%	8/7/2007	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	3.650%	8/7/2007	36,940	36,940
Univ. of New Mexico Univ. Rev. VRDO	3.670%	8/7/2007	20,185	20,185

				176,187

New York (2.0%)
Buffalo NY Fiscal Stability Auth. BAN	4.250%	8/14/2007	11,000	11,002
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroluem Tax) TOB VRDO	3.670%	8/7/2007 (1)	6,015	6,015
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.650%	8/7/2007 (2)	14,700	14,700
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.670%	8/7/2007 (2)	19,050	19,050
New York City NY GO	5.000%	8/1/2007	23,510	23,510
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.720%	9/7/2007	100,000	100,000
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.670%	8/7/2007 (1)	9,900	9,900
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.670%	8/7/2007	19,600	19,600
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.650%	8/7/2007 (3)	20,345	20,345
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.670%	8/7/2007	12,475	12,475
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.670%	8/7/2007	12,175	12,175
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	8/7/2007	33,120	33,120
1 New York Metro. Transp. Auth. Rev. TOB VRDO	3.670%	8/7/2007 (4)	9,155	9,155
1 New York State Dormitory Auth. Rev. TOB VRDO	3.650%	8/7/2007	43,560	43,560
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2008	23,480	23,689
1 New York State Thruway Auth. Rev. TOB VRDO	3.650%	8/7/2007 (4)	24,950	24,950
1 New York State Thruway Auth. Rev. TOB VRDO	3.670%	8/7/2007 (4)	22,630	22,630
Port Auth. of New York & New Jersey Rev.	5.000%	8/1/2007	4,900	4,900
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.660%	8/7/2007	10,000	10,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.590%	8/7/2007	9,000	9,000

				429,776

North Carolina (3.7%)
Board of Governors of Univ. of NC Chapel Hill & NC State Univ. of Raleigh CP	3.730%	8/10/2007	12,000	12,000
Board of Governors of Univ. of NC Chapel Hill & NC State Univ. of Raleigh CP	3.680%	8/14/2007	34,600	34,600
Board of Governors of Univ. of NC Chapel Hill & NC State Univ. of Raleigh CP	3.710%	9/11/2007	20,000	20,000
Board of Governors of Univ. of NC Chapel Hill & NC State Univ. of Raleigh CP	3.750%	9/12/2007	6,000	6,000
1 Charlotte NC COP TOB VRDO	3.670%	8/7/2007	5,285	5,285
Charlotte NC Water & Sewer System Rev. VRDO	3.610%	8/7/2007	58,200	58,200
Mecklenburg County NC COP VRDO	3.610%	8/7/2007	18,700	18,700
Mecklenburg County NC GO VRDO	3.630%	8/7/2007	8,200	8,200
Mecklenburg County NC GO VRDO	3.630%	8/7/2007	8,200	8,200
Mecklenburg County NC GO VRDO	3.630%	8/7/2007	7,000	7,000
Mecklenburg County NC GO VRDO	3.630%	8/7/2007	7,000	7,000
Mecklenburg County NC GO VRDO	3.630%	8/7/2007	7,000	7,000
Mecklenburg County NC GO VRDO	3.630%	8/7/2007	13,500	13,500
Mecklenburg County NC GO VRDO	3.630%	8/7/2007	10,000	10,000
Mecklenburg County NC GO VRDO	3.630%	8/7/2007	9,000	9,000
Mecklenburg County NC GO VRDO	3.630%	8/7/2007	8,200	8,200
North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	3.660%	8/7/2007 LOC	11,485	11,485
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.660%	8/7/2007	24,000	24,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.660%	8/7/2007	7,250	7,250
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.680%	8/7/2007	12,000	12,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.680%	8/7/2007	5,000	5,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.680%	8/7/2007	8,600	8,600
1 North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	3.680%	8/7/2007	15,700	15,700
1 North Carolina Eastern Muni. Power Agency Rev. TOB VRDO	3.670%	8/7/2007 (3)	4,075	4,075
North Carolina GO	5.000%	2/1/2008	27,585	27,769
North Carolina GO	5.000%	3/1/2008	5,000	5,036
North Carolina GO VRDO	3.600%	8/7/2007	24,935	24,935
1 North Carolina Housing Finance Agency TOB VRDO	3.750%	8/7/2007	2,400	2,400
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	3.660%	8/7/2007	10,450	10,450
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	3.680%	8/7/2007	2,615	2,615
1 North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) TOB VRDO	3.670%	8/7/2007	32,000	32,000
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	3.610%	8/7/2007	10,500	10,500
North Carolina Medical Care Comm. Health Care Fac. (Univ. Eastern Carolina) VRDO	3.600%	8/7/2007 (2)	15,010	15,010
North Carolina Medical Care Comm. Health Care Fac. (Univ. Eastern Carolina) VRDO	3.610%	8/7/2007 (2)	64,700	64,700
1 North Carolina Medical Care Comm. Health Care Fac. TOB VRDO	3.670%	8/7/2007	7,330	7,330
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	3.630%	8/7/2007	47,700	47,700
Raleigh Durham NC Airport Auth. Rev. VRDO	3.670%	8/7/2007 (10)	12,000	12,000
Raleigh NC Downtown Improvement Project COP VRDO	3.610%	8/7/2007	83,225	83,225
Raleigh NC Downtown Improvement Project COP VRDO	3.610%	8/7/2007	30,500	30,500
Union County NC GO CP	3.750%	12/4/2007	9,000	9,000
1 Univ. of North Carolina Univ. Rev. TOB VRDO	3.680%	8/7/2007	14,850	14,850
1 Univ. of North Carolina Univ. Rev. TOB VRDO	3.680%	8/7/2007	30,000	30,000
Wake County NC Public Improvement GO VRDO	3.600%	8/7/2007	17,300	17,300
Winston-Salem NC Water & Sewer System Rev. VRDO	3.630%	8/7/2007	19,500	19,500
Winston-Salem NC Water & Sewer System Rev. VRDO	3.630%	8/7/2007	5,000	5,000

				792,815

Ohio (2.7%)
Cleveland OH Airport System Rev.	5.500%	1/1/2008 (4)	8,070	8,127
Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	3.630%	8/7/2007 LOC	45,000	45,000
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	3.730%	8/1/2007	5,000	5,000
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	3.730%	8/1/2007	12,500	12,500
Fairfield City OH Police Services Project BAN	4.250%	11/1/2007	7,000	7,008
1 Franklin County OH GO TOB VRDO	3.670%	8/7/2007	17,400	17,400
Franklin County OH Hosp. Rev. (Trinity Health Credit Group) VRDO	3.610%	8/7/2007 (3)	6,350	6,350
1 Hamilton County OH Sewer System Rev. TOB VRDO	3.670%	8/7/2007 (1)	7,920	7,920
Kent State Univ. Ohio Univ. Rev. VRDO	3.600%	8/7/2007 (1)	16,600	16,600
Lorain County OH Sewer System BAN	4.500%	11/14/2007	2,000	2,004
1 Marion County OH Multifamily Housing Rev. TOB VRDO	3.740%	8/7/2007	21,150	21,150
1 Ohio Building Auth. (Adult Correctional Building Fund) TOB VRDO	3.680%	8/7/2007	7,920	7,920
1 Ohio Building Auth. Rev. (Administration Building Fund) TOB VRDO	3.680%	8/7/2007 (4)	4,160	4,160
1 Ohio Common Schools GO TOB VRDO	3.660%	8/7/2007	5,515	5,515
Ohio Common Schools GO VRDO	3.600%	8/7/2007	38,470	38,470
Ohio Common Schools GO VRDO	3.610%	8/7/2007	27,880	27,880
Ohio GO	5.000%	3/15/2008	3,000	3,023
1 Ohio GO TOB VRDO	3.660%	8/7/2007	10,380	10,380
1 Ohio GO TOB VRDO	3.670%	8/7/2007	4,095	4,095
1 Ohio GO TOB VRDO	3.680%	8/7/2007	5,785	5,785
Ohio GO VRDO	3.580%	8/7/2007	46,360	46,360
Ohio GO VRDO	3.600%	8/7/2007	29,200	29,200
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	3.730%	10/11/2007	5,300	5,300
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	3.600%	8/7/2007	7,210	7,210
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	3.650%	8/7/2007	8,500	8,500
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	3.630%	8/7/2007 LOC	7,700	7,700
Ohio Higher Educ. Fac. Comm. Rev. VRDO	3.630%	8/7/2007 LOC	15,080	15,080
1 Ohio Higher Educ. GO TOB VRDO	3.680%	8/7/2007	10,000	10,000
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	3.710%	8/7/2007	6,865	6,865
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.670%	8/7/2007	63,000	63,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.720%	8/7/2007	4,500	4,500
Ohio Infrastructure Improvement GO VRDO	3.580%	8/7/2007	9,750	9,750
Ohio Water Dev. Auth. PCR (FirstEnergy Nuclear) VRDO	3.630%	8/7/2007 LOC	25,000	25,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.680%	8/7/2007 LOC	10,000	10,000
1 Ohio Water Dev. Auth. PCR TOB VRDO	3.670%	8/7/2007	6,935	6,935
Portage County OH BAN	4.250%	10/25/2007	9,855	9,866
Summit County OH Rev. (Western Reserve Academy) VRDO	3.640%	8/7/2007 LOC	5,000	5,000
Toledo OH City Services Special Assessment VRDO	3.610%	8/7/2007 LOC	7,200	7,200
Univ. of Akron OH General Receipts Rev. VRDO	3.610%	8/7/2007 (3)	11,815	11,815
Univ. of Cincinnati OH General Receipts BAN	4.500%	1/24/2008	10,000	10,035
Univ. of Cincinnati OH General Receipts VRDO	3.610%	8/7/2007 (2)	16,895	16,895
Univ. of Toledo OH General Receipts VRDO	3.700%	8/1/2007 (3)	2,660	2,660

				575,158

Oklahoma (0.4%)
1 Oklahoma State Capitol Improvement Auth. Fac. Rev. TOB VRDO	3.680%	8/7/2007 (2)	8,935	8,935
1 Oklahoma State Capitol Improvement Auth. Fac. Rev. TOB VRDO	3.680%	8/7/2007 (2)	5,100	5,100
Oklahoma Turnpike Auth. VRDO	3.600%	8/7/2007 (10)	13,900	13,900
Payne County OK Econ. Dev. Auth. Student Housing Rev. VRDO	3.640%	8/7/2007 (2)	16,500	16,500
Payne County OK Econ. Dev. Auth. Student Housing Rev. VRDO	3.640%	8/7/2007 (2)	35,710	35,710
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/2008	5,000	5,049

				85,194

Oregon (1.1%)
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	3.650%	8/7/2007	5,000	5,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	3.670%	8/7/2007	13,500	13,500
1 Oregon State Dept. Transp. Highway Usertax Rev. TOB VRDO	3.670%	8/7/2007	3,445	3,445
1 Oregon State Dept. Transp. Highway Usertax Rev. TOB VRDO	3.670%	8/7/2007	1,720	1,720
1 Oregon State Dept. Transp. Highway Usertax Rev. TOB VRDO	3.670%	8/7/2007	10,140	10,140
Oregon State Dept. Transp. Highway Usertax Rev. VRDO	3.600%	8/7/2007	15,000	15,000
1 Oregon State HomeOwner Rev. TOB VRDO	3.690%	8/7/2007	12,945	12,945
1 Oregon State HomeOwner Rev. TOB VRDO	3.700%	8/7/2007	42,110	42,110
1 Oregon State HomeOwner Rev. TOB VRDO	3.700%	8/7/2007	32,525	32,525
1 Oregon State Housing & Community Services Dept. Mortgage Rev. TOB VRDO	3.680%	8/7/2007	7,745	7,745
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	3.610%	8/7/2007	6,190	6,190
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	3.620%	8/7/2007	30,000	30,000
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	3.650%	8/7/2007	5,000	5,000
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	3.670%	8/7/2007	13,300	13,300
Oregon State Veteran Welfare Services VRDO	3.600%	8/7/2007	10,000	10,000
1 Oregon State Veterans Welfare TOB VRDO	3.680%	8/7/2007	6,820	6,820
Portland OR Econ. Dev. (Broadway Project) VRDO	3.640%	8/7/2007 (2)	6,275	6,275
1 Portland OR Sewer System Rev. TOB VRDO	3.680%	8/7/2007 (4)	3,170	3,170

				224,885

Pennsylvania (1.8%)
1 Gateway PA School Dist. GO TOB VRDO	3.660%	8/7/2007 (4)	6,228	6,228
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.680%	8/7/2007 (4)	40,300	40,300
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.700%	8/7/2007 (2)	30,800	30,800
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.700%	8/7/2007 (2)	13,500	13,500
1 Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	3.730%	8/7/2007	7,100	7,100
Pennsylvania Housing Finance Agency Rev. VRDO	3.660%	8/7/2007	18,335	18,335
Pennsylvania Housing Finance Agency Rev. VRDO	3.660%	8/7/2007	25,165	25,165
1 Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	3.670%	8/7/2007 (1)	2,575	2,575
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.680%	8/7/2007 (2)	8,430	8,430
Pennsylvania Turnpike Comm. Rev. VRDO	3.630%	8/7/2007	3,780	3,780
Pennsylvania Turnpike Comm. Rev. VRDO	3.630%	8/7/2007	19,400	19,400
Philadelphia PA Airport Rev. VRDO	3.650%	8/7/2007 (1)	22,500	22,500
Red Lion PA School Dist. VRDO	3.630%	8/7/2007 (4)	48,880	48,880
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.630%	8/7/2007 (2)	7,000	7,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.630%	8/7/2007 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.630%	8/7/2007 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.630%	8/7/2007 (2)	7,000	7,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.630%	8/7/2007 (2)	17,700	17,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.650%	8/7/2007 (2)	10,800	10,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.650%	8/7/2007 (2)	1,500	1,500
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.650%	8/7/2007 (2)	6,400	6,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.650%	8/7/2007 (2)	19,300	19,300
1 State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	3.670%	8/7/2007 (4)	5,025	5,025
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.610%	8/7/2007	12,500	12,500
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.610%	8/7/2007	13,621	13,621
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.610%	8/7/2007	19,700	19,700

				388,239

Rhode Island (0.2%)
1 Narragansett RI Commission WasteWater System Rev. TOB VRDO	3.660%	8/7/2007 (1)	11,985	11,985
1 Rhode Island Convention Center Auth. Rev. TOB VRDO	3.680%	8/7/2007 (4)	5,900	5,900
1 Rhode Island Convention Center Auth. Rev. TOB VRDO	3.680%	8/7/2007 (4)	5,370	5,370
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.670%	8/7/2007 (1)	4,290	4,290
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.670%	8/7/2007 (1)	4,790	4,790
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.690%	8/7/2007 (1)	4,485	4,485
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.690%	8/7/2007 (1)	3,925	3,925
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.710%	8/7/2007 (1)	1,730	1,730
Rhode Island Housing & Mortgage Finance Corp. Rev.	4.000%	4/1/2008	5,000	5,003
1 Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	3.690%	8/7/2007 (4)	5,320	5,320

				52,798

South Carolina (0.8%)
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	3.620%	8/7/2007	42,175	42,175
1 Horry County SC School Dist. GO TOB VRDO	3.680%	8/7/2007 (4)	3,750	3,750
1 Scago Educ. Fac. Corp. for Pickens School Dist. South Carolina (Pickens County Project) TOB VRDO	3.660%	8/7/2007 (4)	7,985	7,985
1 South Carolina GO TOB VRDO	3.670%	8/7/2007	5,645	5,645
1 South Carolina GO TOB VRDO	3.670%	8/7/2007	11,940	11,940
South Carolina Public Service Auth. Rev. CP	3.720%	11/6/2007	7,000	7,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.660%	8/7/2007 (1)	9,800	9,800
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.670%	8/7/2007 (2)	4,510	4,510
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.680%	8/7/2007 (1)	5,670	5,670
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.680%	8/7/2007 (1)	23,150	23,150
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.680%	8/7/2007 (2)	11,000	11,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.680%	8/7/2007 (4)	10,000	10,000
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.660%	8/7/2007 (2)	6,390	6,390
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.680%	8/7/2007 (2)	7,780	7,780
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.680%	8/7/2007 (2)	12,690	12,690

				169,485

South Dakota (0.5%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	3.660%	8/7/2007 LOC	16,790	16,790
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	3.660%	8/7/2007 LOC	15,000	15,000
2 South Dakota Housing Dev. Auth. Homeownership Mortgage Rev.	4.250%	8/15/2008	26,000	26,116
1 South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. TOB VRDO	3.720%	8/7/2007	7,475	7,475
1 South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. TOB VRDO	3.750%	8/7/2007	3,660	3,660
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. VRDO	3.670%	8/7/2007	25,000	25,000
1 South Dakota Housing Dev. Auth. TOB VRDO	3.710%	8/7/2007	3,650	3,650

				97,691

Tennessee (4.0%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.720%	8/1/2007 (10)	13,400	13,400
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	3.670%	8/1/2007 LOC	18,790	18,790
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	3.670%	8/1/2007 LOC	11,750	11,750
Clarksville TN Public Building Auth. Rev. VRDO	3.670%	8/1/2007 LOC	3,130	3,130
Hamilton County TN CP	3.730%	8/6/2007	3,600	3,600
Knox County TN GO	5.000%	4/1/2008	3,115	3,141
Memphis TN Electric System Rev.	5.000%	12/1/2007 (4)	13,875	13,934
1 Memphis TN GO TOB VRDO	3.680%	8/7/2007 (3)	7,465	7,465
Metro. Govt. Of Nashville & Davidson County TN CP	3.700%	10/9/2007	15,000	15,000
Metro. Govt. of Nashville & Davidson County TN GO VRDO	3.610%	8/7/2007	38,130	38,130
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	3.800%	8/7/2007	15,000	15,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	3.800%	8/8/2007	30,000	30,000
Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	3.630%	8/7/2007 LOC	12,500	12,500
Metro. Govt. of Nashville TN Airport Auth. Improvement Refunding VRDO	3.620%	8/7/2007 (3)LOC	25,900	25,900
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.670%	8/1/2007 LOC	12,375	12,375
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.670%	8/1/2007 LOC	34,405	34,405
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.670%	8/1/2007 LOC	12,350	12,350
1 Muni. Electric Acquisition Corp. Tennessee Gas Rev. TOB VRDO	3.670%	8/7/2007	67,800	67,800
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.720%	8/1/2007 (2)	2,900	2,900
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.720%	8/1/2007	48,000	48,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.640%	8/7/2007 (2)	6,160	6,160
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.640%	8/7/2007 (2)	8,000	8,000
Shelby County TN GO	5.000%	4/1/2008	4,550	4,587
Shelby County TN GO VRDO	3.600%	8/7/2007	109,090	109,090
Shelby County TN GO VRDO	3.600%	8/7/2007	76,565	76,565
Shelby County TN GO VRDO	3.610%	8/7/2007	146,800	146,800
Shelby County TN GO VRDO	3.650%	8/7/2007	11,400	11,400
Shelby County TN Health Educ. & Housing Fac. Board Rev. (BriarCrest) VRDO	3.630%	8/7/2007 LOC	7,800	7,800
1 Tennessee Energy Acquisition Corp. Gas Rev. TOB VRDO	3.660%	8/7/2007	8,770	8,770
1 Tennessee Energy Acquisition Corp. Gas Rev. TOB VRDO	3.660%	8/7/2007	8,990	8,990
1 Tennessee Energy Acquisition Corp. Gas Rev. TOB VRDO	3.670%	8/7/2007	15,000	15,000
1 Tennessee Energy Acquisition Corp. Gas Rev. TOB VRDO	3.690%	8/7/2007	15,880	15,880
1 Tennessee Energy Acquisition Corp. Gas Rev. TOB VRDO	3.690%	8/7/2007	19,980	19,980
1 Tennessee Energy Acquistion Corp. Gas Rev. TOB VRDO	3.690%	8/7/2007	5,375	5,375
1 Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	3.730%	8/7/2007	14,630	14,630
1 Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	3.750%	8/7/2007	1,995	1,995
Tennessee IAM GO CP	3.730%	10/11/2007	4,560	4,560

				855,152

Texas (17.8%)
1 Alvin TX Community College TOB VRDO	3.680%	8/7/2007 (1)	5,220	5,220
1 Austin TX Electric Util. System Rev. TOB VRDO	3.670%	8/7/2007 (1)	4,740	4,740
1 Austin TX Electric Util. System Rev. TOB VRDO	3.670%	8/7/2007 (4)	11,370	11,370
1 Austin TX Electric Util. System Rev. TOB VRDO	3.680%	8/7/2007 (2)	6,665	6,665
1 Austin TX Public Improvement GO TOB VRDO	3.670%	8/7/2007	6,460	6,460
1 Austin TX Public Improvement GO TOB VRDO	3.680%	8/7/2007 (3)	5,735	5,735
1 Austin TX Water & Wastewater System Rev. TOB VRDO	3.670%	8/7/2007 (4)	14,150	14,150
1 Austin TX Water & Wastewater System Rev. TOB VRDO	3.670%	8/7/2007 (1)	13,235	13,235
1 Bastrop TX Independent School Dist. TOB VRDO	3.680%	8/7/2007	14,165	14,165
Board of Regents of the Univ. of Texas System Rev. Financing System CP	3.710%	8/7/2007	20,000	20,000
Board of Regents of the Univ. of Texas System Rev. Financing System CP	3.730%	8/8/2007	17,893	17,893
Board of Regents of the Univ. of Texas System Rev. Financing System CP	3.750%	8/24/2007	10,000	10,000
Board of Regents of the Univ. of Texas System Rev. Financing System CP	3.720%	11/8/2007	20,078	20,078
1 Board of Regents of the Univ. of Texas System Rev. Financing System TOB VRDO	3.660%	8/7/2007	6,800	6,800
1 Board of Regents of the Univ. of Texas System Rev. Financing System TOB VRDO	3.660%	8/7/2007	7,660	7,660
1 Board of Regents of the Univ. of Texas System Rev. Financing System TOB VRDO	3.660%	8/7/2007	10,215	10,215
1 Board of Regents of the Univ. of Texas System Rev. TOB VRDO	3.660%	8/7/2007	9,055	9,055
1 Board of Regents of the Univ. of Texas System Rev. TOB VRDO	3.670%	8/7/2007	20,055	20,055
1 Bridgeport TX Independent School Dist. TOB VRDO	3.680%	8/7/2007	6,430	6,430
1 Carroll TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2007	7,260	7,260
1 Clear Creek TX Independent School Dist. GO TOB VRDO	3.660%	8/7/2007	9,830	9,830
1 Conroe TX Independent School Dist. TOB VRDO	3.680%	8/7/2007 (3)	5,530	5,530
1 Corpus Christi TX GO TOB VRDO	3.680%	8/7/2007 (4)	4,380	4,380
1 Cypress-Fairbanks TX Independent School Dist. TOB VRDO	3.680%	8/7/2007	11,880	11,880
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2007	12,750	12,757
1 Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.670%	8/7/2007	6,000	6,000
1 Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.670%	8/7/2007	1,550	1,550
1 Dallas County TX Community College Dist. TOB VRDO	3.680%	8/7/2007	8,490	8,490
1 Dallas TX Area Rapid Transit TOB VRDO	3.670%	8/7/2007 (2)	3,935	3,935
1 Dallas TX Area Rapid Transit TOB VRDO	3.670%	8/7/2007 (2)	12,170	12,170
1 Dallas TX Area Rapid Transit TOB VRDO	3.670%	8/7/2007 (2)	4,305	4,305
1 Dallas TX Area Rapid Transit TOB VRDO	3.680%	8/7/2007 (3)	5,260	5,260
1 Dallas TX Area Rapid Transit TOB VRDO	3.680%	8/7/2007 (2)	6,000	6,000
1 Dallas TX Area Rapid Transit TOB VRDO	3.680%	8/7/2007 (2)	9,345	9,345
Dallas TX GO	5.000%	2/15/2008	6,540	6,580
1 Dallas TX GO TOB VRDO	3.670%	8/7/2007	11,705	11,705
1 Dallas TX GO TOB VRDO	3.670%	8/7/2007	7,840	7,840
1 Dallas TX GO TOB VRDO	3.680%	8/7/2007	8,145	8,145
1 Dallas TX Independent School Dist. GO TOB VRDO	3.670%	8/7/2007	6,115	6,115
1 Dallas TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2007	3,675	3,675
1 Dallas TX Rapid Transit Tax TOB VRDO	3.660%	8/7/2007 (2)	9,920	9,920
1 Dallas TX Waterworks & Sewer System Rev. TOB VRDO	3.670%	8/7/2007	2,165	2,165
1 Dallas TX Waterworks & Sewer System Rev. TOB VRDO	3.680%	8/7/2007	19,085	19,085
Dallas-Fort Worth TX International Airport Rev.	5.500%	11/1/2007 (3)	3,000	3,013
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.690%	8/7/2007 (1)	1,745	1,745
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.690%	8/7/2007 (4)	3,995	3,995
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.700%	8/7/2007 (1)	3,000	3,000
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.700%	8/7/2007 (4)	2,525	2,525
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.710%	8/7/2007 (1)	3,990	3,990
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.710%	8/7/2007 (10)	5,810	5,810
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.710%	8/7/2007 (3)	4,472	4,472
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.710%	8/7/2007 (4)	2,170	2,170
1 De Soto TX Independent School Dist. TOB VRDO	3.680%	8/7/2007	12,500	12,500
Denton TX Independent School Dist. VRDO	3.630%	8/7/2007	12,500	12,500
Denton TX Independent School Dist. VRDO	3.660%	8/7/2007	10,500	10,500
1 Duncanville TX Independent School Dist. TOB VRDO	3.680%	8/7/2007	8,225	8,225
1 El Paso TX GO TOB VRDO	3.680%	8/7/2007 (3)	3,130	3,130
El Paso TX Independent School Dist. School Building GO VRDO	3.620%	8/7/2007	32,530	32,530
1 Fort Bend County TX GO TOB VRDO	3.670%	8/7/2007 (1)	10,085	10,085
1 Fort Bend County TX GO TOB VRDO	3.680%	8/7/2007 (1)	7,275	7,275
1 Frisco TX TOB VRDO	3.670%	8/7/2007 (2)	16,375	16,375
1 Frisco TX TOB VRDO	3.680%	8/7/2007 (1)	7,500	7,500
1 Frisco TX TOB VRDO	3.680%	8/7/2007 (4)	4,160	4,160
Garland TX Independent School Dist. PUT	3.750%	6/16/2008	23,325	23,325
1 Garland TX Independent School Dist. TOB VRDO	3.680%	8/7/2007	5,250	5,250
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.670%	8/7/2007 LOC	35,000	35,000
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.670%	8/7/2007 LOC	40,000	40,000
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.670%	8/7/2007 LOC	46,700	46,700
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.670%	8/7/2007 LOC	10,000	10,000
1 Harris County TX Flood Control Dist. TOB VRDO	3.660%	8/7/2007	33,300	33,300
1 Harris County TX Flood Control Dist. TOB VRDO	3.670%	8/7/2007	10,395	10,395
1 Harris County TX Flood Control Dist. TOB VRDO	3.680%	8/7/2007	3,100	3,100
Harris County TX GO CP	3.700%	8/10/2007	11,000	11,000
Harris County TX GO CP	3.700%	8/10/2007	1,700	1,700
Harris County TX GO CP	3.700%	8/10/2007	11,327	11,327
Harris County TX GO CP	3.800%	8/10/2007	395	395
Harris County TX GO CP	3.720%	8/15/2007	3,105	3,105
Harris County TX GO CP	3.750%	8/15/2007	20,000	20,000
1 Harris County TX GO TOB VRDO	3.660%	8/7/2007 (1)	9,900	9,900
1 Harris County TX GO TOB VRDO	3.670%	8/7/2007 (1)	16,955	16,955
1 Harris County TX GO TOB VRDO	3.670%	8/7/2007 (4)	2,900	2,900
1 Harris County TX GO TOB VRDO	3.680%	8/7/2007 (3)	4,690	4,690
1 Harris County TX GO TOB VRDO	3.680%	8/7/2007	8,140	8,140
1 Harris County TX GO TOB VRDO	3.680%	8/7/2007 (3)	5,575	5,575
1 Harris County TX GO TOB VRDO	3.680%	8/7/2007	16,255	16,255
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	3.600%	8/7/2007	70,000	70,000
1 Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	3.680%	8/7/2007	5,500	5,500
1 Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	3.690%	8/7/2007	6,775	6,775
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.690%	8/1/2007	133,580	133,580
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assn. of Greater Houston) VRDO	3.700%	8/1/2007 LOC	5,965	5,965
1 Harris County TX Permanent Improvement & Refunding TOB VRDO	3.680%	8/7/2007	4,160	4,160
1 Harris County TX Rev. TOB VRDO	3.660%	8/7/2007 (2)	19,995	19,995
Harris County TX TAN	4.000%	2/29/2008	25,000	25,048
1 Harris County TX Toll Road Rev. TOB VRDO	3.670%	8/7/2007	9,280	9,280
1 Harris County TX Toll Road Rev. TOB VRDO	3.670%	8/7/2007 (4)	3,845	3,845
1 Harris County TX Toll Road TOB VRDO	3.660%	8/7/2007	4,645	4,645
1 Houston TX Airport System Rev. TOB VRDO	3.660%	8/7/2007 (4)	3,000	3,000
1 Houston TX GO TOB VRDO	3.670%	8/7/2007 (2)	4,130	4,130
1 Houston TX GO TOB VRDO	3.680%	8/7/2007 (1)	4,950	4,950
1 Houston TX GO TOB VRDO	3.680%	8/7/2007 (1)	3,565	3,565
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	3.660%	8/7/2007	5,000	5,000
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	3.660%	8/7/2007	9,435	9,435
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	3.660%	8/7/2007	6,650	6,650
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	3.670%	8/7/2007	9,250	9,250
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	3.670%	8/7/2007	5,200	5,200
1 Houston TX Housing Finance Corp. TOB VRDO	3.740%	8/7/2007	14,845	14,845
1 Houston TX Housing Finance Corp. TOB VRDO	3.740%	8/7/2007	10,100	10,100
Houston TX Independent School Dist. GO PUT	3.750%	6/16/2008	80,600	80,600
1 Houston TX Independent School Dist. GO TOB VRDO	3.670%	8/7/2007	5,325	5,325
1 Houston TX Independent School Dist. GO TOB VRDO	3.670%	8/7/2007	16,000	16,000
1 Houston TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2007 (4)	19,205	19,205
1 Houston TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2007	8,010	8,010
1 Houston TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2007 (4)	9,995	9,995
1 Houston TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2007 (4)	4,500	4,500
1 Houston TX Independent School Dist. Limited Tax Refunding GO TOB VRDO	3.680%	8/7/2007	11,000	11,000
1 Houston TX Independent School Dist. TOB VRDO	3.670%	8/7/2007	5,745	5,745
1 Houston TX Util. System Rev. TOB VRDO	3.670%	8/7/2007 (1)	9,995	9,995
1 Houston TX Util. System Rev. TOB VRDO	3.670%	8/7/2007 (3)	5,380	5,380
1 Houston TX Util. System Rev. TOB VRDO	3.670%	8/7/2007 (1)	5,000	5,000
1 Houston TX Util. System Rev. TOB VRDO	3.670%	8/7/2007 (4)	10,220	10,220
1 Houston TX Util. System Rev. TOB VRDO	3.670%	8/7/2007 (1)	6,410	6,410
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2007 (4)	5,150	5,150
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2007 (4)	4,015	4,015
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2007 (1)	5,315	5,315
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2007 (3)	5,165	5,165
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2007 (1)	23,150	23,150
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.660%	8/7/2007 (4)	25,000	25,000
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.660%	8/7/2007 (4)	8,795	8,795
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.660%	8/7/2007 (1)	9,995	9,995
1 Humble TX Independent School Dist. GO TOB VRDO	3.670%	8/7/2007	5,770	5,770
Humble TX Independent School Dist. School Building VRDO	3.620%	8/7/2007	52,500	52,500
1 Humble TX Independent School Dist. Unlimited Tax School Building GO TOB VRDO	3.680%	8/7/2007	7,725	7,725
1 Irving TX Waterworks & Sewer Rev. TOB VRDO	3.680%	8/7/2007 (2)	2,275	2,275
1 Judson TX Independent School Dist. TOB VRDO	3.670%	8/7/2007	6,165	6,165
1 Klein TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.680%	8/7/2007	5,505	5,505
1 Lamar TX Independent School Dist. TOB VRDO	3.660%	8/7/2007	5,000	5,000
1 Lamar TX Independent School Dist. TOB VRDO	3.670%	8/7/2007	8,175	8,175
1 Lamar TX Independent School Dist. TOB VRDO	3.670%	8/7/2007	11,500	11,500
1 Laredo TX Independent School Dist. Unlimited Tax School Building & Refunding TOB VRDO	3.660%	8/7/2007	18,905	18,905
1 Lewisville TX Independent School Dist. TOB VRDO	3.670%	8/7/2007 (3)	9,705	9,705
1 Lewisville TX Independent School Dist. TOB VRDO	3.680%	8/7/2007	4,150	4,150
1 Lower Colorado River Auth. Texas Rev. TOB VRDO	3.680%	8/7/2007 (3)	5,330	5,330
Lubbock TX Independent School Dist. VRDO	3.620%	8/7/2007	12,800	12,800
1 Mansfield TX Independent School Dist. TOB VRDO	3.670%	8/7/2007	3,050	3,050
1 Mansfield TX Independent School Dist. TOB VRDO	3.680%	8/7/2007	9,985	9,985
1 McLennan County TX Junior College GO TOB VRDO	3.680%	8/7/2007 (4)	15,520	15,520
2 Mesquite TX Independent School Dist. GO	4.500%	8/15/2008	3,200	3,223
Mesquite TX Independent School Dist. School Building VRDO	3.620%	8/7/2007	5,340	5,340
1 Montgomery County TX GO TOB VRDO	3.670%	8/7/2007 (4)	7,735	7,735
1 North East TX Independent School Dist. GO TOB VRDO	3.660%	8/7/2007	4,995	4,995
1 North East TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2007	4,600	4,600
1 North East TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2007	7,225	7,225
1 North East TX Independent School Dist. Unlimited Tax Refunding GO TOB VRDO	3.680%	8/7/2007	5,780	5,780
1 North East TX Independent School Dist. Unlimited Tax Refunding GO TOB VRDO	3.680%	8/7/2007	12,300	12,300
North Texas Higher Educ. Auth. Student Loan VRDO	3.680%	8/7/2007 LOC	26,000	26,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.680%	8/7/2007 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.700%	8/7/2007 (2)	7,500	7,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.700%	8/7/2007 LOC	30,500	30,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.700%	8/7/2007 (2)	17,500	17,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.700%	8/7/2007 (2)	70,000	70,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.700%	8/7/2007 LOC	31,840	31,840
1 North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	3.670%	8/7/2007 (1)	7,330	7,330
1 North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	3.680%	8/7/2007 (1)	5,090	5,090
1 North Texas Tollway Auth. (Dallas North Tollway) System Rev. TOB VRDO	3.680%	8/7/2007 (4)	7,220	7,220
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.610%	8/7/2007 (4)	16,400	16,400
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.610%	8/7/2007 (4)	9,000	9,000
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.610%	8/7/2007 (3)	25,000	25,000
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.610%	8/7/2007 (4)	5,400	5,400
North Texas Tollway Auth. CP	3.700%	8/8/2007 LOC	25,000	25,000
1 Northside TX Independent School Dist. GO TOB VRDO	3.670%	8/7/2007	36,505	36,505
1 Parker County Texas TOB VRDO	3.680%	8/7/2007 (2)	6,565	6,565
Pasadena TX Independent School Dist. VRDO	3.620%	8/7/2007	20,600	20,600
Pasadena TX Independent School Dist. VRDO	3.620%	8/7/2007 (4)	38,900	38,900
1 Plano TX GO TOB VRDO	3.660%	8/7/2007	5,830	5,830
Plano TX Independent School Dist. Unlimited Tax School Building Bonds (Collin County TX) PUT	3.700%	2/28/2008	28,725	28,725
Red River TX Auth. PCR (Southwestern Public Service) VRDO	3.650%	8/7/2007 (2)	20,000	20,000
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.600%	8/7/2007	26,700	26,700
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.620%	8/7/2007	5,500	5,500
Richardson TX Independent School Dist. GO VRDO	3.620%	8/7/2007	6,270	6,270
1 Round Rock TX Independent School Dist. TOB VRDO	3.670%	8/7/2007	4,500	4,500
1 SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev. TOB VRDO	3.690%	8/7/2007	15,000	15,000
San Antonio TX Educ. Facilities Corp. Rev. Higher Educ. (Trinity Univ.) VRDO	3.700%	8/1/2007	20,300	20,300
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2008	14,000	14,093
San Antonio TX Electric & Gas Rev. CP	3.730%	10/11/2007	50,400	50,400
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.670%	8/7/2007	10,250	10,250
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.670%	8/7/2007	26,700	26,700
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.670%	8/7/2007	6,240	6,240
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.680%	8/7/2007	6,855	6,855
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.680%	8/7/2007 (1)	10,580	10,580
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.680%	8/7/2007	12,980	12,980
San Antonio TX Electric & Gas Rev. VRDO	3.660%	8/7/2007	30,000	30,000
San Antonio TX Electric & Gas System Rev. CP	3.710%	9/13/2007	10,000	10,000
San Antonio TX Electric & Gas System Rev. CP	3.700%	10/11/2007	10,000	10,000
1 San Antonio TX Independent School Dist. GO TOB VRDO	3.660%	8/7/2007	17,710	17,710
1 San Antonio TX Water Rev. TOB VRDO	3.660%	8/7/2007 (1)	11,235	11,235
1 San Antonio TX Water Rev. TOB VRDO	3.670%	8/7/2007 (3)	6,160	6,160
1 San Antonio TX Water Rev. TOB VRDO	3.680%	8/7/2007 (1)	10,000	10,000
1 Southeast TX Housing Finance Corp. TOB VRDO	3.740%	8/7/2007	10,205	10,205
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.) VRDO	3.600%	8/7/2007 LOC	2,000	2,000
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.) VRDO	3.600%	8/7/2007 LOC	2,100	2,100
1 Spring TX Independent School Dist. TOB VRDO	3.680%	8/7/2007	15,000	15,000
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) TOB VRDO	3.660%	8/7/2007	8,780	8,780
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) TOB VRDO	3.660%	8/7/2007	8,780	8,780
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) TOB VRDO	3.660%	8/7/2007	8,780	8,780
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	3.660%	8/7/2007	5,830	5,830
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	3.660%	8/7/2007	8,000	8,000
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	3.660%	8/7/2007	5,830	5,830
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	3.660%	8/7/2007	7,425	7,425
1 Texas A & M Univ. Permanent Univ. Fund TOB VRDO	3.670%	8/7/2007	3,900	3,900
Texas A & M Univ. System CP	3.720%	11/8/2007	36,800	36,800
1 Texas A & M Univ. System Rev. Financing Bonds TOB VRDO	3.670%	8/7/2007	4,920	4,920
1 Texas A & M Univ. System Rev. TOB VRDO	3.670%	8/7/2007	5,000	5,000
1 Texas A & M Univ. System Rev. TOB VRDO	3.680%	8/7/2007	7,175	7,175
1 Texas A & M Univ. System Rev. TOB VRDO	3.680%	8/7/2007	9,070	9,070
1 Texas Dept. Housing & Commnunity Affailrs Single Family Rev. TOB VRDO	3.720%	8/7/2007 (7)	4,140	4,140
1 Texas Dept. of Housing & Community Affairs Multifamily Housing Rev. TOB VRDO	3.690%	8/7/2007	9,795	9,795
1 Texas Dept. of Housing & Community Affairs Residential Mortgage Rev. TOB VRDO	3.690%	8/7/2007	10,000	10,000
1 Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	3.720%	8/7/2007 (4)	4,500	4,500
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	3.680%	8/7/2007 (4)	63,335	63,335
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	3.690%	8/7/2007 (4)	5,800	5,800
Texas Dept. of Transp. COP	5.000%	8/15/2007	5,000	5,002
Texas GO Public Finance Auth.	5.250%	10/1/2007	3,000	3,007
1 Texas GO TOB PUT	3.770%	11/8/2007	5,335	5,335
1 Texas GO TOB VRDO	3.660%	8/7/2007	11,500	11,500
1 Texas GO TOB VRDO	3.660%	8/7/2007	8,725	8,725
1 Texas GO TOB VRDO	3.670%	8/7/2007	4,695	4,695
1 Texas GO TOB VRDO	3.670%	8/7/2007	8,905	8,905
1 Texas GO TOB VRDO	3.670%	8/7/2007	17,300	17,300
1 Texas GO TOB VRDO	3.670%	8/7/2007	7,600	7,600
1 Texas GO TOB VRDO	3.670%	8/7/2007	3,340	3,340
1 Texas GO TOB VRDO	3.670%	8/7/2007	4,285	4,285
1 Texas GO TOB VRDO	3.670%	8/7/2007	7,000	7,000
1 Texas GO TOB VRDO	3.680%	8/7/2007	5,605	5,605
1 Texas GO TOB VRDO	3.680%	8/7/2007	28,800	28,800
Texas GO Veterans Housing Assistance Program Fund II VRDO	3.680%	8/7/2007	4,185	4,185
Texas GO Veterans Housing Assistance Program Fund II VRDO	3.700%	8/7/2007	24,800	24,800
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.660%	8/7/2007	13,230	13,230
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.680%	8/7/2007	5,000	5,000
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.680%	8/7/2007	5,350	5,350
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.680%	8/7/2007	8,000	8,000
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.690%	8/7/2007	75,000	75,000
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.690%	8/7/2007	28,000	28,000
Texas Public Finance Auth. GO CP	3.720%	10/19/2007	11,100	11,100
Texas Small Business IDA IDR (Texas Public Fac. Capital Access) VRDO	3.660%	8/7/2007 LOC	15,500	15,500
Texas State College Student Loan PUT	3.850%	7/1/2008	25,000	25,000
Texas State College Student Loan PUT	3.850%	7/1/2008	30,000	30,000
1 Texas State Transp. Comm. First Tier TOB VRDO	3.680%	8/7/2007	9,995	9,995
1 Texas State Transp. Comm. First Tier TOB VRDO	3.680%	8/7/2007	8,865	8,865
1 Texas State Transp. Comm. Highway Fund First Tier Rev. TOB VRDO	3.680%	8/7/2007	5,000	5,000
1 Texas State Transp. Comm. State Highway Fund TOB VRDO	3.670%	8/7/2007	10,350	10,350
1 Texas State Transp. Comm. TOB VRDO	3.670%	8/7/2007	10,370	10,370
1 Texas State Univ. System TOB VRDO	3.670%	8/7/2007 (4)	11,915	11,915
Texas State Veterans Housing VRDO	3.670%	8/7/2007	31,430	31,430
Texas State Veterans Housing VRDO	3.680%	8/7/2007	23,790	23,790
Texas TRAN	4.500%	8/31/2007	275,000	275,175
1 Texas Transp. Comm. Mobility Fund TOB VRDO	3.670%	8/7/2007	7,600	7,600
1 Texas Transp. Comm. Mobility Fund TOB VRDO	3.680%	8/7/2007	20,780	20,780
1 Texas Transp. Comm. Mobility Fund TOB VRDO	3.680%	8/7/2007	4,160	4,160
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.000%	6/1/2008	23,240	23,478
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.660%	8/7/2007 (2)	12,000	12,000
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.670%	8/7/2007 (2)	5,995	5,995
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.680%	8/7/2007 (2)	9,900	9,900
Texas Turnpike Auth. Central Texas Turnpike System Rev. VRDO	3.610%	8/7/2007 (2)	46,965	46,965
1 Trinity River Auth. Texas Tarrant County Water Rev. TOB VRDO	3.680%	8/7/2007 (1)	6,200	6,200
Tyler TX Independent School Dist. GO PUT	4.750%	8/16/2007	9,800	9,805
1 Tyler TX Water & Sewer System Rev. TOB VRDO	3.680%	8/7/2007 (1)	5,585	5,585
1 Univ. of Houston TX Rev. TOB VRDO	3.680%	8/7/2007 (2)	5,980	5,980
Univ. of Houston TX Rev. VRDO	3.620%	8/7/2007	18,830	18,830
Univ. of Texas Permanent Univ. Fund Rev. PUT	4.000%	8/1/2007	74,500	74,500
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.670%	8/7/2007	2,550	2,550
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.670%	8/7/2007	11,065	11,065
Univ. of Texas Permanent Univ. Fund Rev. VRDO	3.630%	8/7/2007	3,270	3,270
West Side Calhoun County TX Dev. (British Petroleum) VRDO	3.700%	8/1/2007	6,200	6,200

				3,798,066

Utah (1.6%)
Central Utah Water Conservancy Dist. VRDO	3.640%	8/7/2007 (2)	14,700	14,700
Central Utah Water Conservancy Dist. VRDO	3.640%	8/7/2007 (2)	18,600	18,600
Murray UT Hosp. Rev. (IHC Health Services) VRDO	3.600%	8/7/2007	20,700	20,700
Salt Lake City UT TRAN	4.000%	6/30/2008	19,000	19,042
1 Utah GO TOB VRDO	3.670%	8/7/2007	14,260	14,260
1 Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	3.730%	8/7/2007	3,235	3,235
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	10,600	10,600
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	12,320	12,320
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	11,470	11,470
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	6,330	6,330
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	10,565	10,565
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	10,000	10,000
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	8,850	8,850
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	12,260	12,260
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	12,730	12,730
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007 (7)	13,475	13,475
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	7,730	7,730
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.680%	8/7/2007	13,180	13,180
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.680%	8/7/2007	8,045	8,045
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.680%	8/7/2007	5,605	5,605
Utah State Board of Regents Student Loan Rev. VRDO	3.700%	8/7/2007 (2)	45,000	45,000
Utah State Board of Regents Student Loan Rev. VRDO	3.700%	8/7/2007 (2)	35,000	35,000
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (4)	7,950	7,950
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (4)	11,525	11,525
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.670%	8/7/2007 (4)	12,185	12,185
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.680%	8/7/2007 (1)	5,000	5,000

				350,357

Vermont (0.3%)
1 Univ. of Vermont and State Agricultural College Rev. TOB VRDO	3.660%	8/7/2007 (2)	7,750	7,750
1 Univ. of Vermont and State Agricultural College Rev. TOB VRDO	3.660%	8/7/2007 (2)	7,755	7,755
1 Univ. of Vermont and State Agricultural College Rev. TOB VRDO	3.680%	8/7/2007 (1)	5,600	5,600
1 Vermont Educ. & Health Buildings Finance Agency Rev. TOB VRDO	3.660%	8/7/2007	6,860	6,860
1 Vermont Housing Finance Agency Single Family TOB VRDO	3.720%	8/7/2007 (4)	2,045	2,045
Vermont Student Assistance Corp. Rev. VRDO	3.700%	8/7/2007 (2)	40,000	40,000

				70,010

Virginia (1.0%)
Alexandria VA IDA Rev. (Institute for Defense Analysis) VRDO	3.650%	8/7/2007 (2)	13,000	13,000
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	3.640%	8/7/2007 LOC	9,590	9,590
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	3.680%	8/7/2007 LOC	16,345	16,345
Norfolk VA GO VRDO	3.700%	8/7/2007	12,365	12,365
Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	3.660%	8/7/2007	35,900	35,900
1 Richmond VA Public Util. Rev. TOB VRDO	3.680%	8/7/2007 (4)	5,800	5,800
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.700%	8/1/2007 (4)	8,490	8,490
1 Univ. of Virginia TOB VRDO	3.680%	8/7/2007	12,000	12,000
1 Univ. of Virginia TOB VRDO	3.680%	8/7/2007	3,300	3,300
1 Virginia Beach VA TOB VRDO	3.670%	8/7/2007	6,660	6,660
1 Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	3.730%	8/7/2007	18,985	18,985
Virginia Housing Dev. Auth. Rev. PUT	3.850%	8/2/2007	30,000	30,000
1 Virginia Port Auth. Rev. TOB VRDO	3.670%	8/7/2007 (4)	3,100	3,100
Virginia Public School Auth. Rev.	5.000%	8/1/2007	2,260	2,260
Virginia Public School Auth. Rev.	5.000%	8/1/2007	6,930	6,930
1 Virginia Public School Auth. Rev. TOB VRDO	3.670%	8/7/2007	7,790	7,790
1 Virginia Public School Auth. Rev. TOB VRDO	3.670%	8/7/2007 (4)	10,035	10,035

				202,550

Washington (3.1%)
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	3.670%	8/7/2007 (2)	7,365	7,365
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	3.680%	8/7/2007 (2)	7,250	7,250
1 Energy Northwest Washington Electric Refunding Rev. TOB VRDO	3.680%	8/7/2007 (1)	6,380	6,380
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	3.680%	8/7/2007	6,400	6,400
1 Grant County WA Public Util. Dist. No. 002 TOB VRDO	3.680%	8/7/2007 (4)	4,000	4,000
1 King County WA (Highline Public School) TOB VRDO	3.670%	8/7/2007 (3)	5,260	5,260
1 King County WA (Snoqualmie Valley School Dist.) TOB VRDO	3.680%	8/7/2007 (4)	10,100	10,100
1 King County WA GO TOB VRDO	3.670%	8/7/2007 (4)	5,255	5,255
1 King County WA GO TOB VRDO	3.670%	8/7/2007 (1)	7,375	7,375
1 King County WA School Dist. TOB VRDO	3.680%	8/7/2007 (4)	5,470	5,470
1 King County WA Sewer Rev. TOB VRDO	3.660%	8/7/2007 (4)	11,275	11,275
1 King County WA Sewer Rev. TOB VRDO	3.660%	8/7/2007 (4)	11,270	11,270
1 King County WA Sewer Rev. TOB VRDO	3.660%	8/7/2007 (4)	17,300	17,300
1 King County WA Sewer Rev. TOB VRDO	3.660%	8/7/2007 (4)	30,645	30,645
1 King County WA Sewer Rev. TOB VRDO	3.680%	8/7/2007 (4)	10,085	10,085
1 King County WA Sewer Rev. TOB VRDO	3.680%	8/7/2007 (1)	10,890	10,890
1 Pierce County WA School Dist. TOB VRDO	3.670%	8/7/2007 (4)	8,290	8,290
1 Pierce County WA School Dist. TOB VRDO	3.680%	8/7/2007 (4)	6,165	6,165
Port Bellingham WA Ind. Dev. Corp. Environmental Fac. (BP Amoco West Coast LLC) VRDO	3.740%	8/1/2007	4,600	4,600
Port of Seattle WA GO	5.000%	11/1/2007 (4)	9,955	9,989
1 Port of Seattle WA Passenger Fac. Charge Rev. TOB VRDO	3.670%	8/7/2007 (1)	3,500	3,500
Port of Seattle WA Rev.	5.250%	9/1/2007 (3)	3,000	3,004
Port of Seattle WA Rev. TOB PUT	3.700%	10/25/2007 (3)	17,240	17,240
1 Port of Seattle WA Rev. TOB VRDO	3.660%	8/7/2007 (1)	10,000	10,000
1 Port of Seattle WA Rev. TOB VRDO	3.670%	8/7/2007 (1)	6,375	6,375
1 Port of Seattle WA Rev. TOB VRDO	3.670%	8/7/2007 (3)	15,590	15,590
1 Port of Seattle WA Rev. TOB VRDO	3.680%	8/7/2007 (1)	8,345	8,345
1 Port of Seattle WA Rev. TOB VRDO	3.680%	8/7/2007 (1)	5,260	5,260
1 Port of Seattle WA Rev. TOB VRDO	3.690%	8/7/2007 (3)	4,430	4,430
1 Port of Seattle WA Rev. TOB VRDO	3.690%	8/7/2007 (2)	12,100	12,100
1 Port of Seattle WA Rev. TOB VRDO	3.690%	8/7/2007 (3)	4,285	4,285
1 Port of Seattle WA Rev. TOB VRDO	3.690%	8/7/2007 (4)	2,700	2,700
1 Port of Seattle WA Rev. TOB VRDO	3.730%	8/7/2007 (1)	5,790	5,790
1 Port of Tacoma WA Rev. TOB VRDO	3.670%	8/7/2007 (2)	5,760	5,760
1 Port of Tacoma WA Rev. TOB VRDO	3.710%	8/7/2007 (3)	6,255	6,255
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	3.670%	8/7/2007 (4)	6,280	6,280
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	3.670%	8/7/2007 (4)	6,700	6,700
Seattle WA Water System Rev.	4.500%	9/1/2007 (1)	6,625	6,629
1 Seattle WA Water System Rev. TOB PUT	3.820%	6/19/2008 (1)	12,945	12,945
1 Seattle WA Water System Rev. TOB VRDO	3.670%	8/7/2007 (1)	4,930	4,930
Snohomish County WA Public Util. Dist. (Generation System) VRDO	3.610%	8/7/2007 (4)	32,260	32,260
1 Snohomish County WA Public Util. Dist. TOB VRDO	3.670%	8/7/2007 (4)	6,055	6,055
1 Snohomish County WA Public Util. Dist. TOB VRDO	3.670%	8/7/2007 (4)	5,315	5,315
Spokane WA Regional Solid Waste Management System Rev.	6.500%	1/1/2008 (2)	3,500	3,538
1 Tacoma WA Electric System Rev. TOB VRDO	3.680%	8/7/2007 (3)	10,355	10,355
1 Tacoma WA Sewer TOB VRDO	3.660%	8/7/2007 (3)	10,625	10,625
Washington (Motor Vehicle Fuel Tax) GO	5.000%	1/1/2008 (Prere.)	10,000	10,049
1 Washington (Motor Vehicle Fuel) GO TOB VRDO	3.670%	8/7/2007 (1)	20,390	20,390
Washington GO	6.250%	9/1/2007	4,285	4,295
1 Washington GO TOB PUT	3.800%	7/10/2008 (2)	8,660	8,660
1 Washington GO TOB VRDO	3.660%	8/7/2007 (4)	11,130	11,130
1 Washington GO TOB VRDO	3.670%	8/7/2007 (2)	19,155	19,155
1 Washington GO TOB VRDO	3.670%	8/7/2007 (4)	11,930	11,930
1 Washington GO TOB VRDO	3.670%	8/7/2007 (4)	4,370	4,370
1 Washington GO TOB VRDO	3.670%	8/7/2007 (4)	4,180	4,180
1 Washington GO TOB VRDO	3.670%	8/7/2007 (4)	4,635	4,635
1 Washington GO TOB VRDO	3.670%	8/7/2007 (4)	7,760	7,760
1 Washington GO TOB VRDO	3.680%	8/7/2007 (1)	10,290	10,290
1 Washington GO TOB VRDO	3.680%	8/7/2007 (3)	12,700	12,700
1 Washington GO TOB VRDO	3.680%	8/7/2007 (4)	6,250	6,250
1 Washington GO TOB VRDO	3.680%	8/7/2007	8,025	8,025
1 Washington GO TOB VRDO	3.680%	8/7/2007 (2)	5,380	5,380
Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	3.630%	8/7/2007	41,130	41,130
1 Washington Health Care Fac. Auth. (Group Health Cooperative of Puget Sound) TOB VRDO	3.670%	8/7/2007 (1)	40,335	40,335
1 Washington Housing Finance Comm. Multi Family Housing Rev. TOB VRDO	3.740%	8/7/2007	5,685	5,685
1 Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	3.720%	8/7/2007	3,340	3,340
1 Washington State GO (Motor Vehicle Fuel Tax) TOB VRDO	3.680%	8/7/2007 (4)	5,000	5,000
1 Washington State GO TOB VRDO	3.660%	8/7/2007 (2)	5,330	5,330
1 Washington State GO TOB VRDO	3.660%	8/7/2007 (3)	5,985	5,985

				657,634

West Virginia (0.1%)
1 West Virginia Housing Dev. TOB VRDO	3.670%	8/7/2007	5,470	5,470
1 West Virginia State Road TOB VRDO	3.670%	8/7/2007 (3)	3,505	3,505
1 West Virginia Univ. Rev. TOB VRDO	3.670%	8/7/2007 (3)	4,660	4,660
1 West Virginia Univ. Rev. TOB VRDO	3.670%	8/7/2007 (3)	9,015	9,015

				22,650

Wisconsin (2.9%)
New Richmond WI School Dist. BAN	4.125%	6/6/2008	4,500	4,507
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. (Univ. of Wisconsin Hosp.) VRDO	3.610%	8/7/2007 (1)	16,700	16,700
Wisconsin GO CP	3.750%	10/5/2007	20,000	20,000
1 Wisconsin GO TOB VRDO	3.660%	8/7/2007 (1)	18,995	18,995
1 Wisconsin GO TOB VRDO	3.660%	8/7/2007 (4)	20,855	20,855
1 Wisconsin GO TOB VRDO	3.670%	8/7/2007 (3)	7,440	7,440
1 Wisconsin GO TOB VRDO	3.670%	8/7/2007 (3)	83,515	83,515
1 Wisconsin GO TOB VRDO	3.680%	8/7/2007 (1)	5,310	5,310
1 Wisconsin GO TOB VRDO	3.680%	8/7/2007 (1)	6,690	6,690
1 Wisconsin GO TOB VRDO	3.680%	8/7/2007 (1)	8,500	8,500
1 Wisconsin GO TOB VRDO	3.680%	8/7/2007 (4)	17,630	17,630
1 Wisconsin GO TOB VRDO	3.680%	8/7/2007 (1)	25,760	25,760
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.690%	8/7/2007	12,085	12,085
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.700%	8/7/2007	2,360	2,360
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.700%	8/7/2007	1,780	1,780
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.610%	8/7/2007	2,025	2,025
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.610%	8/7/2007 (4)	5,745	5,745
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2007	65,675	65,675
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2007	3,890	3,890
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2007	14,030	14,030
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2007	11,000	11,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2007	46,805	46,805
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2007	59,565	59,565
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2007	25,500	25,500
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2007	16,625	16,625
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2007	17,480	17,480
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2007 (4)	8,595	8,595
Wisconsin School Dist. Cash Flow Management Program COP TAN	4.500%	9/19/2007 LOC	24,000	24,029
Wisconsin School Dist. Cash Flow Management Program COP TAN	4.250%	11/1/2007 LOC	19,000	19,022
1 Wisconsin State GO TOB VRDO	3.720%	8/7/2007 (1)	1,760	1,760
Wisconsin Transp. Rev.	5.000%	7/1/2008	4,530	4,581
Wisconsin Transp. Rev.	5.000%	7/1/2008	12,385	12,521
1 Wisconsin Transp. Rev. TOB VRDO	3.660%	8/7/2007 (2)	13,715	13,715
1 Wisconsin Transp. Rev. TOB VRDO	3.670%	8/7/2007	9,810	9,810

				614,500

Wyoming (0.1%)
1 Wyoming Community Dev. Auth. Housing Rev. TOB VRDO	3.690%	8/7/2007	8,795	8,795

Multiple States (0.5%)
1 Tax Exempt Multifamily TOB VRDO	3.710%	8/7/2007	25,355	25,355
1 Various States TOB VRDO	3.810%	8/7/2007	37,380	37,380
1 Various States TOB VRDO	3.810%	8/7/2007 (1)(2)(3)(4)	45,360	45,360

				108,095

Total Municipal Bonds
(Cost $20,625,668)				20,625,668

			Shares

Temporary Cash Investment (2.6%)

3 Vanguard Municipal Cash Management Fund, 3.586%
(Cost $546,477)			546,477,085	546,477

Total Investments (99.5%)
(Cost $21,172,145)				21,172,145

Other Assets and Liabilities—Net (0.5%)				115,128

Net Assets (100%)				21,287,273

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $8,412,345,000, representing 39.5% of net assets.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2007.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

Vanguard Insured Long-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.9%)

Alabama (2.9%)
Alabama Special Care Fac. Financing Auth. Mobile Rev. (Ascension Health)	5.000%	11/15/2039	42,610	42,732
Houston County AL Health Care Auth. Rev.	5.250%	10/1/2030 (2)	9,000	9,538
Mobile AL Water & Sewer Comm.	5.000%	1/1/2031 (1)	17,500	18,169
Mobile AL Water & Sewer Comm.	5.000%	1/1/2036 (1)	24,610	25,463

				95,902

Alaska (0.3%)
Anchorage AK Electric Rev.	8.000%	12/1/2009 (1)	2,565	2,800
Anchorage AK Electric Rev.	8.000%	12/1/2010 (1)	2,960	3,333
North Slope Borough AK GO	0.000%	6/30/2010 (1)	4,000	3,568

				9,701

Arizona (2.0%)
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	4,340	4,628
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	4,905	5,230
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	4,460	4,756
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	2,285	2,437
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	5,345	5,699
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	5,520	5,886
Arizona State Univ. COP	5.375%	7/1/2013 (1)	2,905	3,088
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/2032	8,170	8,341
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/2016 (1)(ETM)	8,650	10,317
Mesa AZ Util. System Rev.	5.250%	7/1/2014 (3)	10,000	10,792
Tucson AZ Water System Rev.	5.500%	7/1/2017 (3)	4,850	5,255

				66,429

Arkansas (0.2%)
North Little Rock AR Electric Rev.	6.500%	7/1/2010 (1)	2,230	2,333
North Little Rock AR Electric Rev.	6.500%	7/1/2015 (1)	4,500	5,045

				7,378

California (13.1%)
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2015 (3)	14,740	15,749
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2016 (3)	10,000	10,685
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2017 (3)	10,050	10,738
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2018 (3)	7,890	8,339
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2019 (3)	5,310	5,612
California GO	5.000%	2/1/2018 (2)	3,565	3,744
California GO	5.000%	2/1/2019 (2)	1,500	1,575
California GO	4.500%	10/1/2036	30,000	28,235
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/2015 (1)	8,205	8,382
California State Econ. Recovery Bonds	5.250%	7/1/2014 (3)	23,680	25,616
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2013 (2)(Prere.)	26,020	27,474
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2035 (3)	30,000	30,701
1 Grossmont CA Healthcare Dist. GO	5.000%	7/15/2037 (2)	35,270	36,443
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2038 (2)	18,000	18,505
Los Angeles CA USD GO	5.250%	7/1/2013 (4)(Prere.)	9,000	9,690
Los Angeles CA USD GO	5.250%	7/1/2013 (4)(Prere.)	9,000	9,690
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	9,000	9,734
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	10,915	12,753
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2022 (2)(ETM)	20,225	23,956
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/2030 (2)	45,395	50,178
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/2013 (1)	8,895	9,800
San Diego CA USD GO	5.500%	7/1/2022 (1)	9,160	10,339
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	1,275	1,347
Santa Rosa CA Waste Water Rev.	6.000%	9/1/2015 (3)	5,000	5,506
Ukiah CA Electric Rev.	6.250%	6/1/2018 (1)	6,330	7,160
Univ. of California Rev.	4.500%	5/15/2031 (4)	54,470	52,992

				434,943

Colorado (3.9%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/2041	30,000	30,020
Colorado Springs CO Util. System Rev.	5.375%	11/15/2016 (2)	12,790	13,646
Colorado Springs CO Util. System Rev.	5.375%	11/15/2017 (2)	13,490	14,360
Colorado Springs CO Util. System Rev.	5.375%	11/15/2018 (2)	10,000	10,605
Colorado Springs CO Util. System Rev.	5.000%	11/15/2043	17,725	18,088
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2015 (1)	5,795	4,116
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2019 (1)	8,000	4,634
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/2018 (4)	5,960	5,341
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/2021 (2)	15,000	13,559
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/2025 (4)	16,000	14,571

				128,940

Connecticut (0.3%)
Connecticut GO	5.125%	11/15/2016	10,000	10,475

Florida (7.4%)
Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	4.461%	12/1/2037	10,000	9,900
Brevard County FL School Board COP	5.000%	7/1/2029 (2)	5,000	5,145
Davie FL Water & Sewer Rev.	6.375%	10/1/2012 (2)	2,620	2,841
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2015 (2)	10,000	10,841
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/2018 (1)	7,855	8,168
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/2019 (1)	6,390	6,627
Hillsborough County FL School Board COP	5.250%	7/1/2016 (1)	13,300	14,381
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/2009 (4)(Prere.)	1,850	1,897
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/2039 (4)	3,150	3,201
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/2039 (2)	39,015	40,280
Miami-Dade County FL School Board COP	6.000%	10/1/2009 (4)(Prere.)	5,765	6,031
Miami-Dade County FL School Board COP	5.000%	11/1/2025 (2)	7,570	7,859
Miami-Dade County FL School Board COP	5.000%	11/1/2026 (2)	5,270	5,459
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	5,000	5,153
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	10,000	10,306
Orange County FL School Board VRDO	3.650%	8/1/2007 (3)	35,200	35,200
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/2013 (3)	9,695	11,892
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/2015 (3)	4,000	4,839
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.750%	10/1/2017 (1)	14,500	14,757
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/2032	8,000	8,031
Tampa FL Util. Rev.	6.750%	10/1/2010 (2)	9,330	10,137
Tampa FL Util. Rev.	6.750%	10/1/2011 (2)	9,965	11,061
Tampa FL Util. Rev.	6.750%	10/1/2012 (2)	10,635	12,040

				246,046

Georgia (3.7%)
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2015 (3)	8,500	9,234
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2016 (3)	7,000	7,637
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2017 (3)	8,000	8,686
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/2033 (1)	32,425	33,347
Augusta GA Water & Sewer Rev.	5.000%	10/1/2032 (4)	24,000	24,731
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/2026 (1)	12,000	13,458
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/2014 (4)	15,805	16,968
Henry County GA School Dist. GO	6.450%	8/1/2011 (1)	3,400	3,581
Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/2015 (1)(ETM)	5,000	5,727

				123,369

Hawaii (2.6%)
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/2012 (1)	15,000	15,574
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	5,110	5,371
Honolulu HI City & County GO	8.000%	10/1/2010 (ETM)	2,305	2,588
Honolulu HI City & County GO	5.250%	7/1/2013 (3)	3,000	3,215
Honolulu HI City & County GO	5.250%	7/1/2014 (3)	3,000	3,238
Honolulu HI City & County GO	5.000%	7/1/2015 (3)	3,075	3,286
Honolulu HI City & County GO	5.250%	7/1/2018 (3)	3,000	3,219
Honolulu HI City & County GO	5.250%	7/1/2019 (3)	2,000	2,146
Honolulu HI City & County GO	5.000%	7/1/2021 (3)	8,270	8,666
Honolulu HI City & County GO	5.000%	7/1/2021 (3)	7,720	8,090
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/2012 (3)(Prere.)	4,615	4,958
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/2012 (3)(Prere.)	21,000	22,559
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/2012 (3)(Prere.)	2,330	2,503

				85,413

Idaho (0.2%)
Boise State Univ. Idaho	5.000%	4/1/2032 (1)	3,000	3,136
Boise State Univ. Idaho	5.000%	4/1/2037 (1)	3,500	3,644

				6,780

Illinois (6.5%)
Chicago IL Board of Educ. GO	5.500%	12/1/2010 (3)(Prere.)	7,000	7,367
Chicago IL GO	5.500%	1/1/2011 (1)(Prere.)	245	260
Chicago IL GO	5.500%	1/1/2011 (1)(Prere.)	18,110	19,240
Chicago IL GO	0.000%	1/1/2016 (1)(Prere.)	3,695	3,418
Chicago IL GO	0.000%	1/1/2016 (1)(Prere.)	7,985	7,399
Chicago IL GO	0.000%	1/1/2016 (1)(Prere.)	7,010	6,482
Chicago IL GO	0.000%	1/1/2020 (1)	5,000	4,550
Chicago IL GO	0.000%	1/1/2022 (1)	5,000	4,542
Chicago IL GO	0.000%	1/1/2024 (1)	2,480	2,246
Chicago IL GO	0.000%	1/1/2025 (1)	1,305	1,183
Chicago IL GO	0.000%	1/1/2028 (1)	2,820	2,545
Chicago IL GO	5.000%	1/1/2028 (4)	7,500	7,781
Chicago IL GO	5.500%	1/1/2038 (1)	6,490	6,816
Chicago IL Neighborhoods Alive GO	5.750%	7/1/2010 (3)(Prere.)	6,250	6,639
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2011 (3)(Prere.)	4,950	5,215
2 Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	21,500	26,737
Chicago IL Water Rev.	5.750%	11/1/2030 (2)	12,000	14,167
Cook County IL GO	7.250%	11/1/2007 (1)(ETM)	2,140	2,158
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)	5.125%	7/1/2038 (1)	11,995	12,211
Illinois GO	5.375%	6/1/2024 (3)	14,710	15,174
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	3.700%	8/1/2007 (1)	11,930	11,930
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/2020 (2)	24,000	29,062
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2038 (1)	86,950	19,276

				216,398

Indiana (0.4%)
Indiana Muni. Power Agency Rev.	6.125%	1/1/2013 (1)(ETM)	13,250	14,044

Kansas (0.3%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/2031 (1)	7,500	7,569
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2016 (1)	3,000	3,053

				10,622

Kentucky (3.0%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/2026 (2)	3,000	3,064
Kentucky Asset/Liability Comm. General Fund Rev.	3.978%	11/1/2017 (3)	14,685	14,648
Kentucky Asset/Liability Comm. General Fund Rev.	4.098%	11/1/2021 (3)	25,210	25,147
Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/2031 (3)	51,960	54,706
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/2033 (3)	2,335	2,446

				100,011

Louisiana (2.4%)
Louisiana GO	5.000%	10/15/2011 (2)	20,015	20,908
Louisiana GO	5.000%	7/15/2024 (11)	5,000	5,224
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2023 (3)	8,065	8,395
Louisiana Univ. & Agriculture & Mechanical College Board	5.000%	7/1/2031 (3)	12,000	12,481
New Orleans LA GO	0.000%	9/1/2010 (2)	8,500	7,525
New Orleans LA GO	0.000%	9/1/2011 (2)	10,475	8,893
New Orleans LA GO	0.000%	9/1/2013 (2)	9,000	6,989
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/2010 (4)(Prere.)	4,900	5,139
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/2010 (4)(Prere.)	2,950	3,098

				78,652

Maryland (2.3%)
Baltimore County MD Rev. Catholic Health Initiatives	4.500%	9/1/2033	7,000	6,709
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/2028 (11)	2,000	2,082
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/2033 (11)	4,250	4,413
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	32,055	35,594
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/2022 (3)	12,025	15,205
Maryland Health & Higher Educ. Fac. Auth. Rev. (Western Maryland Health)	5.000%	7/1/2034 (1)	13,000	13,473

				77,476

Massachusetts (5.0%)
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2035	11,310	11,531
Massachusetts College Building Auth. Rev.	0.000%	5/1/2017 (1)(ETM)	7,460	4,940
Massachusetts GO	7.000%	7/1/2009 (3)(ETM)	14,865	15,460
Massachusetts GO	5.500%	11/1/2012 (Prere.)	19,275	20,725
Massachusetts GO	5.500%	11/1/2012 (Prere.)	14,155	15,220
Massachusetts GO	5.250%	8/1/2022	6,775	7,473
Massachusetts GO	5.500%	12/1/2022 (4)	25,580	29,030
Massachusetts GO	5.500%	12/1/2022 (2)	11,665	13,238
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/2012 (2)	14,560	15,423
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/2014 (1)	11,135	11,812
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/2014 (3)(Prere.)	10,000	11,017
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2019	10,000	10,982

				166,851

Michigan (3.2%)
Detroit MI Sewer System Rev.	5.750%	1/1/2010 (3)(Prere.)	5,000	5,271
Detroit MI Sewer System Rev.	5.000%	7/1/2013 (4)(Prere.)	7,180	7,601
Detroit MI Sewer System Rev.	5.000%	7/1/2032 (4)	2,820	2,891
Detroit MI Water Supply System	5.500%	7/1/2011 (3)(Prere.)	22,000	23,530
Michigan Trunk Line Rev.	5.000%	11/1/2026 (1)	35,765	36,454
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/2022 (3)	25,000	31,902

				107,649

Minnesota (1.6%)
Minneapolis MN Health Care System (Fairview Health Services)	5.000%	11/15/2030 (2)	9,000	9,314
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/2026 (4)	37,665	39,610
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/2030 (4)	2,500	2,637

				51,561

Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/2036 (10)	10,000	10,281

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/2015 (1)	5,000	5,268

Nebraska (0.6%)
Central Plains Energy Project Nebraska Gas Project No. 1	5.250%	12/1/2020	5,000	5,224
Nebraska Public Power Dist. Rev.	0.000%	1/1/2008 (1)	15,000	14,765

				19,989

Nevada (0.6%)
Clark County NV GO	6.500%	6/1/2017 (2)	5,000	5,914
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/2031	11,710	11,982

				17,896

New Jersey (10.8%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/2012 (3)	4,335	4,958
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	8,900	10,520
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/2014 (1)	10,185	11,606
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/2015 (1)	10,820	12,519
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2020 (2)	25,000	27,529
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2036	15,000	15,576
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	1,955	2,013
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2015 (1)	3,795	3,898
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/2014 (4)	10,685	10,965
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (1)(ETM)	2,995	3,226
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (1)	15,800	16,972
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2010 (2)	47,340	47,403
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2021 (1)	74,000	83,698
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2022 (2)	13,500	14,915
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2023 (2)	6,000	6,650
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2013 (1)(ETM)	30,000	33,837
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)(ETM)	270	308
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)(ETM)	3,940	4,490
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)	790	897
New Jersey Turnpike Auth. Rev.	5.000%	1/1/2021 (4)	15,650	16,399
New Jersey Turnpike Auth. Rev.	0.000%	1/1/2035 (2)	23,500	16,746
New Jersey Turnpike Auth. Rev.	5.000%	1/1/2035 (2)	14,950	15,208

				360,333

New Mexico (0.1%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)	6.375%	8/1/2007 (1)	5	5
Farmington NM Util. System Rev.	5.750%	5/15/2013 (3)(ETM)	1,500	1,516
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	3,000	3,178

				4,699

New York (6.1%)
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/2047 (1)	32,075	30,513
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2013 (4)	11,000	8,747
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	20,825
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/2035 (1)	14,780	15,231
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/2036	28,700	29,675
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2032	11,000	11,460
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2037	19,000	19,749
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.700%	11/1/2008 (1)	5,435	5,496
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/2009 (1)	10,485	10,709
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/2010 (1)	3,490	3,568
Suffolk County NY Water Auth. Rev.	5.750%	6/1/2013 (2)(ETM)	7,345	7,894
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/2021 (2)	12,000	12,645
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/2022 (2)	5,000	5,256
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/2022 (Prere.)	12,325	13,657
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/2022 (Prere.)	7,000	7,926

				203,351

North Carolina (1.0%)
North Carolina Medical Care Comm. Health Systems Rev. (Mission Health Combined Group)	4.250%	10/1/2029	11,735	10,491
North Carolina Medical Care Comm. Hosp. Rev. (Mission St. Joseph's Health System)	5.125%	10/1/2028 (1)	7,355	7,500
North Carolina Medical Care Comm. Hosp. Rev. (Wake County Hosp.)	5.250%	10/1/2017 (1)	13,750	14,051

				32,042

Ohio (1.1%)
Cleveland OH Airport System Rev.	5.000%	1/1/2031 (4)	18,000	18,656
Ohio Common Schools PUT	2.450%	9/14/2007	10,400	10,373
Ohio GO	7.625%	8/1/2009	4,345	4,662
Ross County OH Hosp. Fac. Rev. (Adena Health System) VRDO	3.620%	8/1/2007 (11)	3,470	3,470

				37,161

Oklahoma (0.3%)
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/2036	10,000	10,051

Oregon (0.5%)
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,190	6,601
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,565	7,001
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	3,175	3,386

				16,988

Pennsylvania (3.8%)
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2016 (3)(ETM)	9,970	11,365
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/2019 (3)(ETM)	10,000	11,586
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,213
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,214
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2015 (2)	20,805	22,399
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2031 (4)	20,000	20,785
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2010 (3)	15,000	16,264
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2011 (3)	16,500	18,327
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/2014 (3)(ETM)	4,260	4,736

				125,889

Puerto Rico (2.5%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2021 (1)	5,000	5,527
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2022 (1)	2,930	3,244
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/2012 (2)LOC	40,000	42,243
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2054 (2)	325,000	31,038

				82,052

Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/2032 (4)	3,000	3,097

South Carolina (0.1%)
South Carolina Public Service Auth. Rev.	5.000%	1/1/2020 (1)	4,500	4,746

South Dakota (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)	7.625%	1/1/2008 (1)(Prere.)	8,890	9,030

Tennessee (0.6%)
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	12,115	12,898
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Meharry Medical College)	6.000%	12/1/2012 (2)	3,405	3,746
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/2012 (1)	1,685	1,776
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/2012 (1)	815	816

				19,236

Texas (7.9%)
Harris County TX GO	0.000%	10/1/2015 (1)	17,545	12,397
Harris County TX Hosp. Dist. Rev.	6.000%	2/15/2013 (1)	12,910	13,605
Harris County TX Toll Road Rev.	5.000%	8/1/2008 (Prere.)	6,225	6,303
Harris County TX Toll Road Rev.	5.250%	8/15/2010 (4)(Prere.)	10,500	10,928
Houston TX Airport System Rev.	5.500%	7/1/2030 (4)	5,500	5,709
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	6,485	6,807
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	4,210	4,425
Houston TX GO	5.375%	3/1/2013 (4)	6,500	6,813
Houston TX GO	5.500%	3/1/2015 (4)	8,440	8,881
Houston TX GO	5.500%	3/1/2016 (4)	5,235	5,510
Houston TX Water & Sewer System Rev.	5.500%	12/1/2016 (4)	7,000	7,437
Houston TX Water Conveyance System COP	6.800%	12/15/2010 (2)	5,490	5,982
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/2015 (4)(Prere.)	3,055	3,375
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/2033 (2)	8,050	8,249
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2009 (4)	3,945	4,092
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2010 (4)	2,000	2,111
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2017 (4)	7,425	7,582
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2022 (4)	7,110	7,260
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/2036	20,000	20,090
Texas Muni. Power Agency Rev.	0.000%	9/1/2014 (1)	34,250	25,497
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)	16,665	11,818
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)	19,600	12,579
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.000%	8/15/2042 (2)	25,000	25,451
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/2010 (2)(ETM)	6,000	5,461
Texas Water Dev. Board GO	5.750%	8/1/2032	10,380	10,990
Texas Water Dev. Board Rev.	5.500%	7/15/2021	9,825	10,086
Texas Water Finance Assistance GO	5.750%	8/1/2011 (Prere.)	1,880	2,012
Texas Water Finance Assistance GO	5.500%	8/1/2024	7,850	8,067
Texas Water Finance Assistance GO	5.750%	8/1/2026	3,715	3,936

				263,453

Washington (0.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2009 (1)	10,950	10,192
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	12,585	9,029

				19,221

West Virginia (1.1%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2011 (1)(ETM)	7,325	8,165
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2012 (1)(ETM)	7,840	8,936
West Virginia Hosp. Finance Auth. Rev. (UTD Hosp. Center Inc. Project)	5.250%	6/1/2041 (2)	18,830	19,863

				36,964

Total Municipal Bonds
(Cost $3,201,339)				3,320,387

Other Assets and Liabilities - Net (0.1%)				2,717

Net Assets (100%)				3,323,104

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2007.
2	Securities with a value of $6,218,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2007, the cost of investment securities for tax purposes was $3,225,011,000. Net unrealized appreciation of investment securities for tax purposes was $95,376,000, consisting of unrealized gains of $106,535,000 on securities that had risen in value since their purchase and $11,159,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(2,465)	264,795	(133)
30-Year U.S. Treasury Bond	(1,130)	124,371	(2,429)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 14, 2007

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 14, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.